UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (94.4%)
Consumer Discretionary (7.3%)
	McDonald's Corp.	1,546,590	90,862
*	Kohl's Corp.	1,545,791	50,485
	The Walt Disney Co.	1,240,800	27,943
	Omnicom Group Inc.	723,330	20,463
*	Apollo Group, Inc. Class A	234,280	18,002
	Lowe's Cos., Inc.	742,960	15,350
	NIKE, Inc. Class B	216,710	11,540
			234,645
Consumer Staples (14.1%)
	Wal-Mart Stores, Inc.	1,943,550	108,606
	The Procter & Gamble Co.	863,820	55,587
	PepsiCo, Inc.	737,800	41,833
	The Coca-Cola Co.	888,550	41,646
	Colgate-Palmolive Co.	620,100	40,350
	Philip Morris International Inc.	933,700	39,365
	Costco Wholesale Corp.	608,200	31,304
	Campbell Soup Co.	605,650	19,411
	Kellogg Co.	439,100	19,070
	CVS/Caremark Corp.	619,340	17,917
	The Kroger Co.	643,140	17,789
	Molson Coors Brewing Co. Class B	282,800	12,576
	General Mills, Inc.	175,600	11,093
			456,547
Energy (7.5%)
	Schlumberger Ltd.	2,243,270	113,824
	EOG Resources, Inc.	931,890	79,229
	Apache Corp.	431,350	33,343
	XTO Energy, Inc.	162,000	6,195
*	Cameron International Corp.	242,640	5,120
*	National Oilwell Varco Inc.	162,600	4,600
			242,311
Exchange-Traded Fund (0.0%)
[1]	Vanguard Growth ETF	3,100	122

Financials (7.2%)
	CME Group, Inc.	379,485	80,432
	Charles Schwab Corp.	2,849,585	52,233
	The Goldman Sachs Group, Inc.	511,100	40,372
	JPMorgan Chase & Co.	1,248,300	39,521
	Franklin Resources Corp.	360,900	21,924
			234,482
Health Care (23.4%)
*	Gilead Sciences, Inc.	3,355,360	150,287
	Abbott Laboratories	2,191,000	114,787

*	Celgene Corp.	1,911,660	99,597
*	Genentech, Inc.	1,269,200	97,221
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	1,934,260	83,463
*	Medco Health Solutions, Inc.	1,116,400	46,889
	Baxter International, Inc.	728,100	38,516
	Alcon, Inc.	469,540	37,465
	Becton, Dickinson & Co.	513,510	32,623
*	St. Jude Medical, Inc.	783,280	21,955
*	Thermo Fisher Scientific, Inc.	556,720	19,864
	Allergan, Inc.	414,235	15,608
			758,275
Industrials (5.4%)
	Danaher Corp.	557,015	30,992
	Emerson Electric Co.	821,770	29,493
	Lockheed Martin Corp.	377,000	29,070
^	Fastenal Co.	662,540	25,514
	Roper Industries Inc.	551,190	25,228
	J.B. Hunt Transport Services, Inc.	571,610	15,325
	Expeditors International of Washington, Inc.	360,320	12,046
	Honeywell International Inc.	154,800	4,313
	Union Pacific Corp.	71,600	3,583
			175,564
Information Technology (25.2%)
*	Google Inc.	533,195	156,205
*	Apple Inc.	1,681,506	155,825
	Hewlett-Packard Co.	3,902,800	137,691
*	Cisco Systems, Inc.	7,140,773	118,109
	QUALCOMM Inc.	3,096,495	103,949
	Microsoft Corp.	2,441,895	49,375
*	Activision Blizzard, Inc.	1,797,700	21,033
*	Adobe Systems, Inc.	825,039	19,108
*	FLIR Systems, Inc.	568,270	17,628
	Intel Corp.	1,011,010	13,952
*	salesforce.com, inc.	377,370	10,800
*	Electronic Arts Inc.	525,760	10,021
			813,696
Materials (4.2%)
	Monsanto Co.	1,279,575	101,342
	Praxair, Inc.	342,040	20,198
	Air Products & Chemicals, Inc.	147,430	7,041
	Ecolab, Inc.	162,720	6,247
			134,828
Telecommunication Services (0.1%)
	America Movil SA de CV Series L ADR	137,300	4,119
Total Common Stocks (Cost $3,938,862)			3,054,589

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.9%)
Money Market Fund (6.3%)
[2,3]	Vanguard Market Liquidity Fund	2.120%		203,958,389	203,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.6%)
[4,5]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	18,000	17,959
Total Temporary Cash Investments (Cost $221,908)					221,917
Total Investments (101.3%) (Cost $4,160,770)					3,276,506
[3] Other Assets and Liabilities-Net (-1.3%)					(41,166)
Net Assets (100%)					3,235,340

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,982,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $10,368,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $17,959,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2008, the cost of investment securities for tax purposes was $4,160,770,000. Net unrealized depreciation of investment securities for tax purposes was $884,264,000, consisting of unrealized gains of $51,823,000 on securities that had risen in value since their purchase and $936,087,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	294	65,805	(25,024)
S&P MidCap 400 Index	109	28,013	(13,250)
E-mini S&P 500 Index	355	15,892	(346)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	3,258,547	(38,620)
Level 2- Other significant observable inputs	17,959	-
Level 3- Significant unobservable inputs	-	-
Total	3,276,506	(38,620)

Vanguard International Growth Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (93.9%)
Australia (3.2%)
	Woolworths Ltd.	6,273,900	110,950
	Woodside Petroleum Ltd.	2,777,000	66,059
	Brambles Ltd.	9,423,900	45,096
	James Hardie Industries NV	11,978,469	30,032
	Orica Ltd.	2,517,000	25,673
	Foster's Group Ltd.	5,759,000	20,815
	Amcor Ltd.	3,900,000	15,282
	Sims Group Ltd.	655,000	5,897

			319,804
Austria (0.1%)
^	Wienerberger AG	860,000	12,202

Belgium (0.1%)
^	Barco NV	315,000	7,572

Brazil (4.8%)
	Petroleo Brasileiro SA Series A ADR	7,733,400	137,500
	Banco Itau Holding Financeira SA ADR	7,811,250	90,454
	Redecard SA	7,639,970	88,739
	Unibanco-Uniao de Bancos Brasileiros SA	8,544,500	54,493
	Companhia Vale do Rio Doce Sponsored ADR	3,641,900	39,660
	Companhia Vale do Rio Doce Pfd. Class A	2,627,000	28,301
	BM&F BOVESPA SA	11,085,000	24,650
	Petroleo Brasileiro SA Pfd.	980,000	8,632
	Banco do Brasil SA	1,085,000	6,746
	Votorantim Celulose e Papel SA Pfd.	700,000	3,869

			483,044
Canada (1.7%)
	Niko Resources Ltd.	1,893,000	87,125
	Cameco Corp.	4,391,000	76,299
	Sherritt International Corp.	1,750,000	4,756
	Harry Winston Diamond Corp.	545,714	2,640
[1]	Harry Winston Diamond Corp. Private Placement	166,286	764

			171,584
China (5.0%)
	China Unicom Ltd.	101,798,000	125,780
	China Mobile (Hong Kong) Ltd.	11,372,500	104,441
	Ctrip.com International Ltd. ADR	2,949,700	68,639
	China Resources Enterprise Ltd.	30,046,000	46,684
	Denway Motors Ltd.	174,726,000	45,448
	CNOOC Ltd.	44,035,000	36,104
	Ping An Insurance (Group) Co. of China Ltd.	9,283,000	35,199
*	Baidu.com, Inc.	115,400	15,680

	Dongfang Electrical Corp Ltd.	6,607,600	14,846
^	Chaoda Modern Agriculture Holdings Ltd.	17,068,000	9,925

			502,746
Denmark (2.4%)
	Novo Nordisk A/S B Shares	1,367,500	70,215
^,*	Vestas Wind Systems A/S	1,485,736	67,353
	Danske Bank A/S	3,960,500	46,578
	Novozymes A/S	634,400	44,829
	AP Moller-Maersk A/S B Shares	2,250	11,607

			240,582
France (7.8%)
	L'Oreal SA	2,346,995	190,207
	Groupe Danone	2,560,000	147,554
	Total SA	2,562,000	134,602
	Essilor International SA	2,764,400	110,951
	Axa	4,747,000	90,211
	Gaz de France	1,417,000	56,862
^	Pinault-Printemps-Redoute SA	605,000	28,849
	Publicis Groupe SA	700,000	16,320
	Societe Generale Class A	300,000	12,861

			788,417
Germany (6.2%)
	E.On AG	4,077,000	142,601
	SAP AG	4,123,500	140,612
	Siemens AG	1,491,000	89,166
	Porsche AG	994,400	63,953
	ThyssenKrupp AG	2,804,000	56,857
	Adidas AG	1,580,410	49,114
	Celesio AG	1,522,800	38,675
^,*	Q-Cells AG	986,500	32,900
	Symrise AG	1,200,000	14,133

			628,011
Greece (0.3%)
	EFG Eurobank Ergasias	3,555,000	29,765

Hong Kong (5.6%)
	Swire Pacific Ltd. A Shares	26,126,000	175,956
^	Esprit Holdings Ltd.	16,548,000	78,482
	Shangri-La Asia Ltd.	51,950,000	67,540
	Jardine Matheson Holdings Ltd.	3,663,200	65,331
^	Hong Kong Exchanges & Clearing Ltd.	6,214,500	49,278
	Industrial and Commercial Bank of China Ltd. Class H	99,179,000	48,960
	China Overseas Land & Investment Ltd.	25,420,000	33,225
^	Li & Fung Ltd.	10,292,000	18,958
	Sun Hung Kai Properties Ltd.	2,003,000	15,987
^	Techtronic Industries Co., Ltd.	20,499,943	6,294
*	Jardine Matheson Holdings Ltd. (U.S. Shares)	314,000	5,655

			565,666
India (0.6%)
*	Bharti Airtel Ltd.	3,798,500	51,375

	Reliance Capital Ltd.	1,454,500	13,208

			64,583
Ireland (0.2%)
	Kerry Group PLC A Shares	825,000	17,215

Israel (2.8%)
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	5,774,300	249,161
	Makhteshim-Agan Industries Ltd.	9,964,000	30,910

			280,071
Italy (1.5%)
	Intesa Sanpaolo SpA	30,824,662	92,844
	UniCredit SpA	24,229,000	55,398

			148,242
Japan (11.3%)
	Canon, Inc.	5,319,600	160,523
	Nintendo Co.	321,300	99,888
	SMC Corp.	1,055,800	94,521
	Honda Motor Co., Ltd.	3,895,000	87,215
	Square Enix Co., Ltd.	2,882,700	82,359
	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,434,100	81,895
	Central Japan Railway Co.	9,192	77,911
	Sekisui Chemical Co.	12,868,000	71,503
	Toyota Motor Corp.	1,880,000	60,262
	Mitsubishi Corp.	4,692,000	58,366
	Sumitomo Mitsui Financial Group, Inc.	14,551	52,790
	Japan Tobacco, Inc.	12,639	46,505
^	Rakuten, Inc.	78,252	42,897
	Hoya Corp.	2,310,700	33,244
	Yamada Denki Co., Ltd.	596,500	30,931
	Astellas Pharma Inc.	580,000	23,739
	Kyocera Corp.	347,900	21,746
	Yamaha Motor Co., Ltd.	1,425,000	13,527
	Trend Micro Inc.	254,500	7,426

			1,147,248
Luxembourg (0.6%)
^	ArcelorMittal (Amsterdam Shares)	2,602,500	62,577
	Reinet Investments SA Euro Line	442,983	3,624

			66,201
Mexico (1.0%)
	America Movil SA de CV Series L ADR	2,396,500	71,895
	Wal-Mart de Mexico SA	8,200,000	22,366
	Consorcio ARA SA de CV	18,000,000	6,292

			100,553
Netherlands (3.2%)
	Unilever NV	6,660,000	155,478
	SBM Offshore NV	5,790,000	90,556
	Heineken Holding NV	1,471,074	38,222
^	European Aeronautic Defence and Space Co.	1,150,000	18,298

TNT NV	640,000	13,408
ING Groep NV	800,000	6,752

		322,714

Norway (0.3%)
	Telenor ASA	3,353,486	18,247
	StatoilHydro ASA	779,000	13,216

			31,463
Russia (0.8%)
	OAO Gazprom Sponsored GDR	4,851,000	85,196

Singapore (0.6%)
^	Keppel Land Ltd.	34,843,000	31,801
	Singapore Exchange Ltd.	6,541,000	21,399
	DBS Group Holdings Ltd.	1,300,000	8,142

			61,342
South Africa (0.3%)
	Impala Platinum Holdings Ltd.	1,778,600	22,164
	MTN Group Ltd.	1,100,000	11,503

			33,667
South Korea (1.0%)
	Samsung Electronics Co., Ltd.	154,000	51,006
	Samsung Fire & Marine Insurance Co.	186,900	24,649
	Shinsegae Co., Ltd.	51,800	15,600
	Hankook Tire Co. Ltd.	1,200,000	11,303

			102,558
Spain (2.5%)
^	Industria de Diseno Textil SA	2,217,885	74,514
	Repsol YPF SA	3,673,000	70,771
	Banco Santander SA	7,045,750	57,894
	Telefonica SA	2,283,000	46,269

			249,448
Sweden (2.2%)
	Atlas Copco AB A Shares	15,095,533	106,389
^	Sandvik AB	10,514,363	61,899
	Svenska Handelsbanken AB A Shares	1,471,406	24,462
^	Oriflame Cosmetics SA	575,000	15,664
	Telefonaktiebolaget LM Ericsson AB Class B	2,200,000	15,399

			223,813
Switzerland (9.2%)
	Roche Holdings AG	1,521,000	213,084
	Nestle SA (Registered)	5,202,000	188,405
	Syngenta AG	747,100	134,306
*	UBS AG	8,367,391	104,537
	Novartis AG (Registered)	1,839,500	85,839
	Credit Suisse Group (Registered)	2,705,000	79,278
*	Compagnie Financiere Richemont SA	3,236,100	56,192
	Geberit AG	494,180	45,491
	Holcim Ltd. (Registered)	350,000	15,577

Adecco SA (Registered)	505,797	15,032

		937,741
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,186,500	94,283
Taiwan Semiconductor Manufacturing Co., Ltd.	57,347,826	71,540

	Compal Electronics Inc.	17,487,000	9,104

			174,927
Turkey (0.3%)
*	Turkiye Garanti Bankasi A.S.	20,354,000	29,860

United Kingdom (16.6%)
	Tesco PLC	53,976,300	246,059
	Vodafone Group PLC	104,976,000	205,905
	BG Group PLC	12,865,000	183,602
	British American Tobacco PLC GBP Line	4,363,464	114,227
	Rexam PLC	19,981,540	107,516
	BHP Billiton PLC	5,536,700	100,188
	Standard Chartered PLC	7,532,300	98,279
	Admiral Group PLC	6,266,000	95,108
	Rio Tinto PLC	2,930,000	72,878
*	WPP PLC	12,532,000	69,960
	Rolls-Royce Group PLC	13,797,616	66,569
	The Sage Group PLC	16,990,000	43,594
	Capita Group PLC	3,551,612	38,138
	Meggitt PLC	14,917,500	33,400
	Bunzl PLC	2,828,500	27,657
	Lloyds TSB Group PLC	10,109,000	26,099
	Unilever PLC	1,000,000	22,962
	GlaxoSmithKline PLC	1,250,000	21,620
	HSBC Holdings PLC	1,729,688	18,870
	Morrison Supermarkets PLC	5,020,000	18,793
	Ultra Electronics Holdings PLC	1,010,000	17,871
*	Standard Chartered PLC Rights Exp. 12/17/08	2,483,175	15,658
	Intertek Testing Services PLC	1,300,000	15,132
	Victrex PLC	1,618,557	12,853
	Signet Jewelers Ltd.	1,356,000	10,248
	Inchcape PLC	4,250,000	4,141

			1,687,327
Total Common Stocks (Cost $14,180,096)			9,513,562

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (9.1%)
Money Market Fund (8.1%)
[2,3]	Vanguard Market Liquidity Fund	2.120%	825,371,049	825,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (1.0%)
[4,5]	Federal Home Loan Bank	2.571%	2/17/09	9,500	9,480
[4,5]	Federal Home Loan Bank	2.625%	2/27/09	6,000	5,986
[4,5]	Federal Home Loan Mortgage Corp.	2.642%	2/19/09	10,000	9,978
[4]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	10,000	9,977
[4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	15,000	14,897

[4,5]	Federal National Mortgage Assn.	1.357%	3/31/09	50,000	49,784

100,102
Total Temporary Cash Investments (Cost $925,394)	925,473
Total Investments (103.0%) (Cost $15,105,490)	10,439,035
[3] Other Assets and Liabilities-Net (-3.0%)	(303,855)
Net Assets (100%)	10,135,180

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $264,755,000.
*	Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the value of this security represented 0.00% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $285,346,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $58,798,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At November 30, 2008, the cost of investment securities for tax purposes was $15,105,490,000. Net unrealized depreciation of investment securities for tax purposes was $4,666,455,000, consisting of unrealized gains of $422,249,000 on securities that had risen in value since their purchase and $5,088,704,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 4.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	5,389	165,892	(22,374)
FTSE 100 Index	1,981	130,314	(1,506)
Topix Index	1,389	121,553	(20,204)
S&P ASX 200 Index	437	26,544	(3,734)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assetsfinancial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

12/23/2008	AUD	39,895	USD	25,993	(2,594)
12/23/2008	EUR	126,877	USD	161,001	(14,429)
12/23/2008	GBP	81,373	USD	124,942	(15,010)
12/17/2008	JPY	11,336,225	USD	118,958	8,309

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

International Growth Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	2,013,208	(47,818)	(23,724)
Level 2- Other significant observable inputs	8,425,063	-	-
Level 3- Significant unobservable inputs	764	-	-
Total	10,439,035	(47,818)	(23,724)

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2008:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of (August 31, 2008)	3,095
Change in Unrealized Appreciation (Depreciation)	(2,331)
Balance as of (November 30, 2008)	764

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	August 31, 2008		Proceeds from		November 30, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
SBM Offshore NV	177,698	4,251	25,992	-	NA¹

	177,698			-	-

¹At November 30, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard FTSE Social Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (13.7%)
	McDonald's Corp.	134,818	7,921
	The Walt Disney Co.	223,257	5,028
	Lowe's Cos., Inc.	174,041	3,596
	Target Corp.	89,771	3,031
*	DIRECTV Group, Inc.	99,071	2,181
*	Amazon.com, Inc.	38,095	1,627
	Staples, Inc.	84,037	1,459
*	Apollo Group, Inc. Class A	18,854	1,449
*	Kohl's Corp.	36,830	1,203
	Carnival Corp.	55,510	1,166
	TJX Cos., Inc.	49,977	1,140
	Best Buy Co., Inc.	49,078	1,016
	The Gap, Inc.	64,941	845
	Genuine Parts Co.	19,213	752
	H & R Block, Inc.	38,701	740
*	Coach, Inc.	40,130	718
*	Liberty Media Corp.	58,672	696
*	Bed Bath & Beyond, Inc.	30,693	623
*	AutoZone Inc.	5,676	620
	Harley-Davidson, Inc.	28,045	477
*	Dollar Tree, Inc.	10,774	456
*	GameStop Corp. Class A	19,395	424
	Ross Stores, Inc.	15,915	422
	Cablevision Systems NY Group Class A	27,757	407
	Limited Brands, Inc.	41,090	383
	Macy's Inc.	49,966	371
	Pulte Homes, Inc.	30,098	320
	Garmin Ltd.	18,500	316
	Scripps Networks Interactive	11,180	311
	Tiffany & Co.	14,998	297
	Nordstrom, Inc.	25,957	295
*	Toll Brothers, Inc.	14,178	283
*	NVR, Inc.	634	275
*	Urban Outfitters, Inc.	14,921	271
*	Liberty Global, Inc. Series C	18,936	267
	PetSmart, Inc.	15,173	266
*	Expedia, Inc.	30,872	259
*	Liberty Global, Inc. Class A	17,741	257
	D. R. Horton, Inc.	37,094	255
*	Mohawk Industries, Inc.	8,210	252
*	Discovery Communications Inc. Class C	16,010	242
*	Discovery Communications Inc. Class A	16,010	240
	Gannett Co., Inc.	27,222	237
*	Career Education Corp.	10,717	198
	Virgin Media Inc.	39,386	186
	Royal Caribbean Cruises, Ltd.	18,891	178

*	Liberty Media Corp.-Interactive Series A	67,520	178
	American Eagle Outfitters, Inc.	18,194	175
	Gentex Corp.	17,371	152
	RadioShack Corp.	15,426	152
	Weight Watchers International, Inc.	4,738	134
*	Lamar Advertising Co. Class A	8,991	134
	New York Times Co. Class A	16,913	127
	Foot Locker, Inc.	18,377	124
	KB Home	10,538	123
	Lennar Corp. Class A	15,340	109
	Wyndham Worldwide Corp.	21,482	103
	Williams-Sonoma, Inc.	12,469	87
*	Sirius XM Radio Inc.	379,192	79
*	Office Depot, Inc.	33,057	65
*	Chico's FAS, Inc.	21,079	54
*	Sally Beauty Co. Inc.	10,700	47
*	Liberty Media Corp.-Capital Series A	12,593	42
*	Interval Leisure Group, Inc.	6,080	32
*	Ascent Media Corp.	1,601	32
*	Ticketmaster Entertainment Inc.	6,080	24
*	HSN,Inc.	6,080	23
	The McClatchy Co. Class A	6,801	13
	E.W. Scripps Co. Class A	3,893	11

			45,976
Consumer Staples (6.6%)
	CVS/Caremark Corp.	170,046	4,919
	Walgreen Co.	118,691	2,936
	Costco Wholesale Corp.	52,154	2,684
	General Mills, Inc.	39,967	2,525
	Sysco Corp.	71,818	1,684
	Kellogg Co.	33,819	1,469
	Safeway, Inc.	51,920	1,132
	Campbell Soup Co.	33,232	1,065
	The Hershey Co.	19,940	718
	Bunge Ltd.	14,285	606
	McCormick & Co., Inc.	13,914	414
	The Estee Lauder Cos. Inc. Class A	13,934	389
	The Pepsi Bottling Group, Inc.	19,047	345
	Hormel Foods Corp.	12,088	321
*	Dean Foods Co.	17,704	258
	Alberto-Culver Co.	11,537	248
	PepsiAmericas, Inc.	11,459	192
^	Whole Foods Market, Inc.	16,702	177
	Del Monte Foods Co.	23,778	141

			22,223
Energy (4.1%)
	Apache Corp.	39,525	3,055
	XTO Energy, Inc.	68,077	2,603
*	National Oilwell Varco Inc.	49,621	1,404
	Spectra Energy Corp.	73,150	1,189
	Williams Cos., Inc.	68,642	1,113
	Peabody Energy Corp.	32,196	754

	Smith International, Inc.	25,668	751
*	Ultra Petroleum Corp.	18,108	736
	CONSOL Energy, Inc.	21,730	630
*	Newfield Exploration Co.	15,621	353
*	Plains Exploration & Production Co.	13,062	302
	Pioneer Natural Resources Co.	14,214	285
	Rowan Cos., Inc.	13,341	232
	Patterson-UTI Energy, Inc.	18,496	231
	Teekay Shipping Corp.	6,589	108
*	Patriot Coal Corp.	9,218	78

			13,824
Financials (28.6%)
	JPMorgan Chase & Co.	438,375	13,879
	Bank of America Corp.	597,076	9,702
	U.S. Bancorp	207,315	5,593
	American Express Co.	139,129	3,243
	MetLife, Inc.	93,065	2,677
	AFLAC Inc.	56,559	2,619
	Charles Schwab Corp.	137,104	2,513
	Merrill Lynch & Co., Inc.	182,105	2,407
	The Chubb Corp.	42,780	2,197
	PNC Financial Services Group	41,090	2,168
	State Street Corp.	51,461	2,167
	Ace Ltd.	39,626	2,070
	BB&T Corp.	65,902	1,975
	CME Group, Inc.	7,976	1,691
	The Allstate Corp.	64,259	1,635
	Wachovia Corp.	257,220	1,446
	SunTrust Banks, Inc.	41,959	1,331
	Franklin Resources Corp.	20,908	1,270
	Simon Property Group, Inc. REIT	26,551	1,261
	Progressive Corp. of Ohio	80,784	1,213
	Northern Trust Corp.	26,154	1,200
	Public Storage, Inc. REIT	15,230	1,064
	T. Rowe Price Group Inc.	31,082	1,063
	Hudson City Bancorp, Inc.	61,942	1,035
	Equity Residential REIT	32,187	979
	Vornado Realty Trust REIT	18,207	973
	Regions Financial Corp.	82,772	843
	M & T Bank Corp.	13,123	843
	People's United Financial Inc.	41,113	784
	NYSE Euronext	31,231	744
	Plum Creek Timber Co. Inc. REIT	20,402	726
	Moody's Corp.	29,152	633
	HCP, Inc. REIT	29,822	616
	Unum Group	40,898	609
	Discover Financial Services	57,149	585
	Everest Re Group, Ltd.	7,344	576
	Cincinnati Financial Corp.	19,505	570
	Avalonbay Communities, Inc. REIT	9,166	556
	KeyCorp	59,232	556
	W.R. Berkley Corp.	19,364	551

	New York Community Bancorp, Inc.	40,280	526
*	SLM Corp.	55,784	514
*	IntercontinentalExchange Inc.	6,730	495
	Marshall & Ilsley Corp.	31,207	482
	Ameriprise Financial, Inc.	25,775	476
	Host Hotels & Resorts Inc. REIT	62,867	473
*	TD Ameritrade Holding Corp.	35,278	469
	Willis Group Holdings Ltd.	19,945	460
	PartnerRe Ltd.	6,298	441
	Axis Capital Holdings Ltd.	17,249	437
	The Principal Financial Group, Inc.	31,479	435
	Kimco Realty Corp. REIT	30,385	430
	Lincoln National Corp.	30,951	425
	Zions Bancorp	12,776	407
	Comerica, Inc.	18,006	406
	Leucadia National Corp.	20,752	406
	Commerce Bancshares, Inc.	9,014	395
	Torchmark Corp.	10,349	374
*	Markel Corp.	1,177	363
	Huntington Bancshares Inc.	43,636	349
	White Mountains Insurance Group Inc.	1,275	344
	RenaissanceRe Holdings Ltd.	7,294	344
	Brown & Brown, Inc.	16,676	332
	Associated Banc-Corp.	15,058	327
	Synovus Financial Corp.	38,811	323
	Valley National Bancorp	16,116	312
	The Hartford Financial Services Group Inc.	35,834	303
	Assurant, Inc.	13,806	301
	Legg Mason Inc.	16,577	299
	Regency Centers Corp. REIT	8,207	292
*	The St. Joe Co.	10,861	287
	Old Republic International Corp.	27,842	286
	SEI Investments Co.	17,588	272
	TCF Financial Corp.	15,699	262
	First American Corp.	10,817	260
	City National Corp.	5,738	252
	First Horizon National Corp.	22,609	242
	Fulton Financial Corp.	20,376	227
	Astoria Financial Corp.	11,753	217
	Liberty Property Trust REIT	11,100	212
	Popular, Inc.	32,815	205
	XL Capital Ltd. Class A	39,495	199
	AMB Property Corp. REIT	11,504	198
*	Sovereign Bancorp, Inc.	79,120	195
	MBIA, Inc.	32,627	191
	Janus Capital Group Inc.	18,987	155
	Mercury General Corp.	3,221	147
	Weingarten Realty Investors REIT	9,928	142
	Duke Realty Corp. REIT	17,222	141
	Apartment Investment & Management Co. Class A REIT	11,519	132

	Hospitality Properties Trust REIT	10,963	126
	Transatlantic Holdings, Inc.	3,050	121
	The Macerich Co. REIT	8,884	120
	CIT Group Inc.	33,385	111
	Unitrin, Inc.	5,772	110
*	AmeriCredit Corp.	13,536	99
	Erie Indemnity Co. Class A	2,416	90
*	E*TRADE Financial Corp.	64,347	87
	Protective Life Corp.	8,414	78
	Genworth Financial Inc.	51,611	75
	Developers Diversified Realty Corp. REIT	14,159	68
	Colonial BancGroup, Inc.	23,999	60
	Forest City Enterprise Class A	9,437	56
	Allied Capital Corp.	21,167	50
^	Ambac Financial Group, Inc.	34,269	48
	Wesco Financial Corp.	161	48
	MGIC Investment Corp.	15,218	41
	Radian Group, Inc.	9,654	26
	iStar Financial Inc. REIT	16,264	22
	Student Loan Corp.	494	19
	The PMI Group Inc.	9,714	16
	The First Marblehead Corp.	4,941	7

			96,203
Health Care (18.6%)
*	Amgen, Inc.	125,910	6,993
*	Gilead Sciences, Inc.	109,372	4,899
	Eli Lilly & Co.	134,371	4,589
	Medtronic, Inc.	133,600	4,077
	Baxter International, Inc.	74,588	3,946
	UnitedHealth Group Inc.	146,175	3,071
*	Celgene Corp.	54,126	2,820
*	Medco Health Solutions, Inc.	60,222	2,529
	Covidien Ltd.	59,626	2,197
*	WellPoint Inc.	60,879	2,167
*	Genzyme Corp.	31,840	2,038
*	Express Scripts Inc.	29,298	1,685
*	Biogen Idec Inc.	34,938	1,478
	Stryker Corp.	36,438	1,418
	Allergan, Inc.	36,728	1,384
	Cardinal Health, Inc.	42,461	1,381
	Aetna Inc.	56,098	1,224
*	St. Jude Medical, Inc.	40,265	1,129
*	Boston Scientific Corp.	176,843	1,091
*	Zimmer Holdings, Inc.	26,922	1,005
*	Forest Laboratories, Inc.	36,309	878
	Alcon, Inc.	10,574	844
	Quest Diagnostics, Inc.	17,369	809
*	Barr Pharmaceuticals Inc.	9,778	639
*	DaVita, Inc.	12,479	627
*	Intuitive Surgical, Inc.	4,601	610
*	Humana Inc.	19,807	599
*	Cephalon, Inc.	8,083	594

	AmerisourceBergen Corp.	18,836	590
*	Hospira, Inc.	18,819	565
*	Waters Corp.	11,791	486
	CIGNA Corp.	32,771	397
*	Henry Schein, Inc.	10,701	382
*	Mylan Inc.	36,663	345
	Omnicare, Inc.	14,300	345
*	Millipore Corp.	6,558	332
	Beckman Coulter, Inc.	7,410	323
*	King Pharmaceuticals, Inc.	29,677	285
*	Patterson Companies, Inc.	14,432	272
*	Coventry Health Care Inc.	17,637	220
*	Lincare Holdings, Inc.	8,720	209
*	HLTH Corp.	22,090	207
	Universal Health Services Class B	5,542	206
*	Sepracor Inc.	13,068	154
*	Community Health Systems, Inc.	11,559	151
*	Kinetic Concepts, Inc.	6,345	137
*	Health Net Inc.	12,672	114
*	Tenet Healthcare Corp.	57,638	70
	Life Technologies Corp.	2,000	52
*	Health Management Associates Class A	29,881	44

			62,607
Industrials (4.0%)
	Norfolk Southern Corp.	44,653	2,209
	Deere & Co.	50,894	1,772
	PACCAR, Inc.	43,352	1,208
	C.H. Robinson Worldwide Inc.	20,382	1,041
	Southwest Airlines Co.	87,160	754
	Fastenal Co.	18,016	694
*	Jacobs Engineering Group Inc.	14,494	649
	W.W. Grainger, Inc.	9,117	643
	Pitney Bowes, Inc.	24,759	612
*	First Solar, Inc.	4,732	591
	Republic Services, Inc. Class A	21,904	526
*	Iron Mountain, Inc.	23,962	521
	Equifax, Inc.	15,238	388
	Robert Half International, Inc.	18,531	387
	Cintas Corp.	13,590	326
	J.B. Hunt Transport Services, Inc.	11,261	302
	Manpower Inc.	9,294	292
*	Terex Corp.	11,559	165
*	Monster Worldwide Inc.	14,325	164

			13,244
Information Technology (20.8%)
*	Apple Inc.	104,930	9,724
	Intel Corp.	669,046	9,233
*	Google Inc.	28,060	8,221
	QUALCOMM Inc.	195,214	6,553
*	Dell Inc.	240,501	2,686
	Automatic Data Processing, Inc.	60,501	2,484
	MasterCard, Inc. Class A	11,711	1,702

	Applied Materials, Inc.	161,083	1,543
*	eBay Inc.	116,179	1,525
*	Yahoo! Inc.	122,630	1,412
*	Symantec Corp.	100,732	1,212
	Western Union Co.	86,543	1,148
*	Juniper Networks, Inc.	64,597	1,123
	Tyco Electronics Ltd.	56,426	930
*	Intuit, Inc.	38,310	849
*	Agilent Technologies, Inc.	42,790	806
*	Broadcom Corp.	52,366	802
	CA, Inc.	46,243	779
*	Electronic Arts Inc.	37,576	716
*	Fiserv, Inc.	19,687	672
*	Cognizant Technology Solutions Corp.	34,298	659
	Analog Devices, Inc.	34,603	592
*	Citrix Systems, Inc.	21,876	583
*	BMC Software, Inc.	22,394	559
*	McAfee Inc.	18,046	547
*	Check Point Software Technologies Ltd.	26,403	544
	Xilinx, Inc.	32,960	539
*	NetApp, Inc.	39,362	531
	Linear Technology Corp.	26,414	527
	Altera Corp.	35,686	525
*	VeriSign, Inc.	23,293	503
*	Computer Sciences Corp.	17,985	501
*	NVIDIA Corp.	65,610	490
*	Amdocs Ltd.	24,597	462
*	Autodesk, Inc.	26,663	442
*	Affiliated Computer Services, Inc. Class A	10,931	442
	Microchip Technology, Inc.	21,899	405
	KLA-Tencor Corp.	20,762	391
	Total System Services, Inc.	23,605	337
*	Marvell Technology Group Ltd.	53,844	312
	National Semiconductor Corp.	27,732	305
*	LAM Research Corp.	14,872	300
*	MEMC Electronic Materials, Inc.	19,888	299
*	Teradata Corp.	21,237	285
*	Synopsys, Inc.	16,863	270
*	Alliance Data Systems Corp.	6,032	261
*	Avnet, Inc.	17,633	251
*	Akamai Technologies, Inc.	20,404	250
*	Micron Technology, Inc.	89,796	246
	Seagate Technology	57,743	243
*	DST Systems, Inc.	6,175	234
*	Flextronics International Ltd.	99,035	232
*	IAC/InterActiveCorp	15,201	225
*	SanDisk Corp.	26,567	213
*	LSI Corp.	76,445	205
*	Tellabs, Inc.	47,080	196
*	Arrow Electronics, Inc.	14,213	196
*	Compuware Corp.	30,355	193
	Broadridge Financial Solutions LLC	16,850	192

*	Metavante Technologies	10,854	187
*	Advanced Micro Devices, Inc.	71,466	169
*	QLogic Corp.	15,470	164
	Jabil Circuit, Inc.	24,896	164
*	Zebra Technologies Corp. Class A	7,736	164
*	Novellus Systems, Inc.	12,098	150
*	Cadence Design Systems, Inc.	30,555	118
*	Convergys Corp.	14,585	92
	Fair Isaac, Inc.	5,879	83
*	Teradyne, Inc.	20,627	78
*	JDS Uniphase Corp.	25,587	70
*	Sanmina-SCI Corp.	64,764	41

			70,087
Materials (0.8%)
	Vulcan Materials Co.	13,079	784
	Sigma-Aldrich Corp.	15,012	647
	Southern Copper Corp. (U.S. Shares)	31,505	434
*	Pactiv Corp.	15,392	385
	Sealed Air Corp.	18,750	297
	Louisiana-Pacific Corp.	12,612	29

			2,576
Telecommunication Services (1.2%)
	Sprint Nextel Corp.	328,967	918
	Qwest Communications International Inc.	205,924	659
	Embarq Corp.	16,926	553
*	NII Holdings Inc.	19,654	382
*	Crown Castle International Corp.	25,507	359
	Frontier Communications Corp.	37,633	328
	CenturyTel, Inc.	12,115	322
	Telephone & Data Systems, Inc. - Special Common Shares	7,074	214
	Telephone & Data Systems, Inc.	6,173	200
*	Level 3 Communications, Inc.	185,388	174

			4,109
Utilities (1.4%)
	Allegheny Energy, Inc.	20,030	706
	Questar Corp.	20,792	669
*	NRG Energy, Inc.	28,149	667
*	AES Corp.	79,786	614
	Equitable Resources, Inc.	15,500	517
	Pepco Holdings, Inc.	23,880	430
*	Mirant Corp.	22,186	382
	Puget Energy, Inc.	15,474	379
	TECO Energy, Inc.	25,024	325

			4,689
Total Common Stocks (Cost $527,921)			335,538

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $118)	2.120%	118,200	118

Total Investments (99.8%) (Cost $528,039)				335,656
[2] Other Assets and Liabilities-Net (0.2%)				749
Net Assets (100%)				336,405

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $97,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $118,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

FTSE Social Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $528,039,000. Net unrealized depreciation of investment securities for tax purposes was $192,383,000, consisting of unrealized gains of $16,806,000 on securities that had risen in value since their purchase and $209,189,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (7.4%)
	McDonald's Corp.	33,354	1,959
	The Walt Disney Co.	52,866	1,190
	Home Depot, Inc.	50,457	1,166
	Comcast Corp. Class A	57,812	1,002
	Time Warner, Inc.	106,254	962
	Lowe's Cos., Inc.	43,448	898
	Target Corp.	21,834	737
	NIKE, Inc. Class B	11,060	589
	News Corp., Class A	53,689	424
	Comcast Corp. Special Class A	25,204	423
*	Amazon.com, Inc.	9,494	405
*	DIRECTV Group, Inc.	18,397	405
	Yum! Brands, Inc.	13,901	374
	Staples, Inc.	20,817	361
	Johnson Controls, Inc.	17,604	311
*	Apollo Group, Inc. Class A	3,984	306
	TJX Cos., Inc.	12,578	287
*	Kohl's Corp.	8,689	284
	Carnival Corp.	12,934	272
	Omnicom Group Inc.	9,454	267
*	Viacom Inc. Class B	15,878	253
	The McGraw-Hill Cos., Inc.	9,514	238
	Best Buy Co., Inc.	10,560	219
	The Gap, Inc.	15,191	198
*	Starbucks Corp.	22,050	197
*	Coach, Inc.	10,068	180
*	Liberty Media Corp.	14,557	173
	Fortune Brands, Inc.	4,553	172
*	Bed Bath & Beyond, Inc.	7,691	156
	Marriott International, Inc. Class A	8,388	141
*	Ford Motor Co.	51,161	138
	J.C. Penney Co., Inc. (Holding Co.)	6,358	121
	Harley-Davidson, Inc.	7,039	120
	CBS Corp.	17,517	117
*	Time Warner Cable, Inc.	5,354	109
	News Corp., Class B	13,129	107
	International Game Technology	9,055	97
	Macy's Inc.	12,487	93
	Starwood Hotels & Resorts Worldwide, Inc.	5,480	92
*,^	Sears Holdings Corp.	2,057	74
*	DISH Network Corp.	6,202	69
*	Liberty Global, Inc. Series C	4,759	67
*	Liberty Global, Inc. Class A	4,437	64
	Garmin Ltd.	3,322	57

*	Las Vegas Sands Corp.	9,255	48
*	Liberty Media Corp.-Interactive Series A	16,535	43
*	MGM Mirage, Inc.	2,730	33

			15,998
Consumer Staples (13.6%)
	The Procter & Gamble Co.	87,541	5,633
	Wal-Mart Stores, Inc.	70,283	3,927
	The Coca-Cola Co.	61,765	2,895
	PepsiCo, Inc.	46,563	2,640
	Philip Morris International Inc.	61,306	2,585
	CVS/Caremark Corp.	42,676	1,235
	Kraft Foods Inc.	43,157	1,174
	Altria Group, Inc.	61,085	982
	Colgate-Palmolive Co.	14,998	976
	Walgreen Co.	29,360	726
	Kimberly-Clark Corp.	12,314	712
	Costco Wholesale Corp.	12,936	666
	General Mills, Inc.	9,985	631
	The Kroger Co.	18,451	510
	Archer-Daniels-Midland Co.	17,352	475
	Sysco Corp.	17,991	422
	H.J. Heinz Co.	9,262	360
	Kellogg Co.	7,856	341
	Lorillard, Inc.	5,212	315
	UST, Inc.	4,377	301
	Safeway, Inc.	12,871	280
	Avon Products, Inc.	12,825	271
	The Clorox Co.	4,096	242
	Reynolds American Inc.	5,204	214
	Campbell Soup Co.	6,610	212
	ConAgra Foods, Inc.	13,549	200
	Sara Lee Corp.	21,356	196
	The Hershey Co.	4,665	168
	J.M. Smucker Co.	887	40

			29,329
Energy (14.6%)
	ExxonMobil Corp.	154,291	12,366
	Chevron Corp.	61,028	4,822
	ConocoPhillips Co.	42,818	2,249
	Schlumberger Ltd.	35,622	1,808
	Occidental Petroleum Corp.	24,231	1,312
	Devon Energy Corp.	12,537	907
	Apache Corp.	9,938	768
*	Transocean, Inc.	9,513	636
	EOG Resources, Inc.	7,380	627
	XTO Energy, Inc.	16,288	623
	Anadarko Petroleum Corp.	13,977	574
	Marathon Oil Corp.	20,924	548
	Hess Corp.	8,710	471
	Halliburton Co.	26,046	458
*	National Oilwell Varco Inc.	12,504	354
*	Southwestern Energy Co.	10,178	350

	Baker Hughes, Inc.	9,113	317
	Spectra Energy Corp.	18,234	297
	Valero Energy Corp.	15,515	285
	Chesapeake Energy Corp.	16,318	280
	Williams Cos., Inc.	17,090	277
*	Weatherford International Ltd.	20,422	261
	Murphy Oil Corp.	5,366	236
	Smith International, Inc.	6,544	191
	Peabody Energy Corp.	8,049	189
	Diamond Offshore Drilling, Inc.	2,088	154

			31,360
Financials (13.6%)
	JPMorgan Chase & Co.	109,388	3,463
	Wells Fargo & Co.	105,357	3,044
	Bank of America Corp.	145,554	2,365
	U.S. Bancorp	51,663	1,394
	Citigroup, Inc.	161,494	1,339
*	Berkshire Hathaway Inc. Class B	298	1,043
	Bank of New York Mellon Corp.	34,012	1,027
	The Goldman Sachs Group, Inc.	11,596	916
	The Travelers Cos., Inc.	17,520	765
	American Express Co.	30,945	721
	MetLife, Inc.	23,356	672
	AFLAC Inc.	14,191	657
	Merrill Lynch & Co., Inc.	45,344	599
	The Chubb Corp.	10,693	549
	PNC Financial Services Group	10,296	543
	State Street Corp.	12,774	538
	Charles Schwab Corp.	29,106	533
	Ace Ltd.	9,931	519
	BB&T Corp.	16,402	492
	Morgan Stanley	29,862	440
	Marsh & McLennan Cos., Inc.	15,312	390
	The Allstate Corp.	15,256	388
	Capital One Financial Corp.	11,148	384
	CME Group, Inc.	1,796	381
	Wachovia Corp.	63,855	359
	Aon Corp.	7,411	336
	Simon Property Group, Inc. REIT	6,684	317
	SunTrust Banks, Inc.	9,945	316
	Franklin Resources Corp.	4,863	295
	Progressive Corp. of Ohio	19,018	286
	Prudential Financial, Inc.	12,604	273
	Northern Trust Corp.	5,932	272
	Loews Corp.	9,853	270
	Public Storage, Inc. REIT	3,771	264
	T. Rowe Price Group Inc.	7,338	251
	Equity Residential REIT	8,025	244
	Hudson City Bancorp, Inc.	13,871	232
	Vornado Realty Trust REIT	4,103	219
	Regions Financial Corp.	20,481	209
	Boston Properties, Inc. REIT	3,588	192

	Fifth Third Bancorp	15,551	149
	American International Group, Inc.	71,491	144
	Invesco, Ltd.	11,380	143
	M & T Bank Corp.	2,152	138
	Moody's Corp.	6,234	135
	KeyCorp	14,357	135
	Discover Financial Services	12,729	130
*	SLM Corp.	13,740	127
	Ameriprise Financial, Inc.	6,635	122
	Leucadia National Corp.	5,525	108
	Lincoln National Corp.	7,800	107
	The Principal Financial Group, Inc.	7,690	106
	NYSE Euronext	3,867	92
	The Hartford Financial Services Group Inc.	9,454	80
	ProLogis REIT	7,798	30

			29,243
Health Care (14.5%)
	Johnson & Johnson	83,012	4,863
	Pfizer Inc.	200,183	3,289
	Abbott Laboratories	45,850	2,402
*	Amgen, Inc.	31,780	1,765
	Merck & Co., Inc.	63,539	1,698
	Wyeth	39,545	1,424
*	Gilead Sciences, Inc.	27,281	1,222
	Bristol-Myers Squibb Co.	58,709	1,215
*	Genentech, Inc.	14,119	1,082
	Eli Lilly & Co.	30,347	1,036
	Medtronic, Inc.	33,528	1,023
	Baxter International, Inc.	18,613	985
	Schering-Plough Corp.	48,407	814
	UnitedHealth Group Inc.	36,112	759
*	Celgene Corp.	13,491	703
*	Medco Health Solutions, Inc.	15,002	630
	Covidien Ltd.	14,799	545
*	WellPoint Inc.	15,164	540
*	Genzyme Corp.	8,015	513
	Becton, Dickinson & Co.	7,223	459
*	Thermo Fisher Scientific, Inc.	12,552	448
*	Biogen Idec Inc.	8,600	364
*	Express Scripts Inc.	6,217	358
	Cardinal Health, Inc.	10,618	345
	Allergan, Inc.	9,124	344
	Stryker Corp.	8,646	336
	Aetna Inc.	13,986	305
	McKesson Corp.	8,162	285
*	St. Jude Medical, Inc.	10,099	283
*	Boston Scientific Corp.	40,537	250
*	Zimmer Holdings, Inc.	6,679	249
	C.R. Bard, Inc.	2,947	242
	Quest Diagnostics, Inc.	4,920	229
*	Forest Laboratories, Inc.	9,018	218

	CIGNA Corp.	8,435	102

			31,325
Industrials (10.0%)
	General Electric Co.	311,786	5,353
	United Technologies Corp.	27,169	1,319
	3M Co.	19,693	1,318
	United Parcel Service, Inc.	20,232	1,165
	The Boeing Co.	20,855	889
	Emerson Electric Co.	23,012	826
	Burlington Northern Santa Fe Corp.	10,214	783
	Lockheed Martin Corp.	9,991	771
	Union Pacific Corp.	15,101	756
	Caterpillar, Inc.	18,052	740
	FedEx Corp.	8,803	622
	Raytheon Co.	12,363	603
	Honeywell International Inc.	21,062	587
	Norfolk Southern Corp.	11,126	550
	General Dynamics Corp.	10,086	521
	CSX Corp.	12,140	452
	Deere & Co.	12,764	444
	Waste Management, Inc.	14,658	428
	Danaher Corp.	7,562	421
	Illinois Tool Works, Inc.	12,322	421
	Northrop Grumman Corp.	9,509	389
	Tyco International, Ltd.	14,081	294
	PACCAR, Inc.	10,224	285
	Precision Castparts Corp.	4,135	259
	L-3 Communications Holdings, Inc.	3,602	242
	Eaton Corp.	4,632	215
	ITT Industries, Inc.	5,121	214
	Southwest Airlines Co.	22,068	191
*	First Solar, Inc.	1,195	149
	Ingersoll-Rand Co.	9,398	147
	Textron, Inc.	7,297	111

			21,465
Information Technology (15.8%)
	Microsoft Corp.	244,099	4,936
	International Business Machines Corp.	40,234	3,283
*	Cisco Systems, Inc.	175,389	2,901
	Hewlett-Packard Co.	73,352	2,588
*	Apple Inc.	26,322	2,439
	Intel Corp.	167,213	2,308
*	Google Inc.	7,090	2,077
*	Oracle Corp.	122,471	1,971
	QUALCOMM Inc.	48,667	1,634
	Visa Inc.	13,271	697
*	EMC Corp.	61,717	652
	Automatic Data Processing, Inc.	15,478	636
*	Dell Inc.	54,300	607
	Texas Instruments, Inc.	38,876	605
	Accenture Ltd.	17,867	553
*	Yahoo! Inc.	39,131	450

*	eBay Inc.	32,784	430
	Corning, Inc.	47,101	424
	Applied Materials, Inc.	40,542	388
	MasterCard, Inc. Class A	2,625	381
*	Adobe Systems, Inc.	15,731	364
*	Symantec Corp.	24,843	299
	Motorola, Inc.	67,794	292
	Western Union Co.	21,623	287
*	Juniper Networks, Inc.	16,153	281
	Paychex, Inc.	9,610	272
	Tyco Electronics Ltd.	14,007	231
	CA, Inc.	12,431	209
*	Activision Blizzard, Inc.	17,837	209
*	Agilent Technologies, Inc.	10,829	204
*	Broadcom Corp.	13,189	202
*	Intuit, Inc.	9,023	200
*	Electronic Arts Inc.	9,571	182
	Xerox Corp.	25,790	180
	Analog Devices, Inc.	8,586	147
*	NetApp, Inc.	9,697	131
*	NVIDIA Corp.	15,734	118
*	MEMC Electronic Materials, Inc.	6,903	104
*	Sun Microsystems, Inc.	22,923	73
	Seagate Technology	14,182	60
*	VMware Inc.	1,183	23

			34,028
Materials (2.8%)
	Monsanto Co.	16,384	1,297
	E.I. du Pont de Nemours & Co.	26,889	674
	Praxair, Inc.	9,338	551
	Dow Chemical Co.	27,431	509
	Newmont Mining Corp. (Holding Co.)	13,143	442
	Nucor Corp.	9,370	334
	Air Products & Chemicals, Inc.	6,285	300
	Freeport-McMoRan Copper & Gold, Inc. Class B	11,381	273
	Ecolab, Inc.	7,032	270
	Rohm & Haas Co.	3,782	259
	Alcoa Inc.	24,042	259
	Weyerhaeuser Co.	6,332	238
	PPG Industries, Inc.	4,959	218
	International Paper Co.	11,948	149
	The Mosaic Co.	4,602	140
	United States Steel Corp.	3,541	108

			6,021
Telecommunication Services (3.9%)
	AT&T Inc.	175,056	5,000
	Verizon Communications Inc.	84,700	2,765
*	American Tower Corp. Class A	11,766	321
	Sprint Nextel Corp.	81,885	229

Qwest Communications International Inc.	46,703	149

		8,464
Utilities (3.8%)
Exelon Corp.	19,592	1,101
Southern Co.	22,905	832
Dominion Resources, Inc.	17,259	635

		Duke Energy Corp.	37,754	587
		FPL Group, Inc.	11,509	561
		FirstEnergy Corp.	9,029	529
		Entergy Corp.	5,707	486
		Public Service Enterprise Group, Inc.	15,182	469
		PG&E Corp.	10,796	411
		PPL Corp.	11,088	376
		American Electric Power Co., Inc.	11,906	373
		Consolidated Edison Inc.	8,186	331
		Sempra Energy	6,941	324
		Edison International	9,255	309
		Progress Energy, Inc.	7,396	294
		Ameren Corp.	6,250	222
*		AES Corp.	19,829	152
		Constellation Energy Group, Inc.	5,300	130
				8,122
Total Common Stocks (Cost $282,833)				215,355

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $72)	2.120%	72,200	72

Total Investments (100.0%) (Cost $282,905)				215,427
[2] Other Assets and Liabilities-Net (0.0%)				(17)
Net Assets (100%)				215,410

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $69,000.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2		Includes $72,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $282,905,000. Net unrealized depreciation of investment securities for tax purposes was $67,478,000, consisting of unrealized gains of $257,000 on securities that had risen in value since their purchase and $67,735,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.2%)
Consumer Discretionary (9.5%)
	McDonald's Corp.	59,499	3,496
	Comcast Corp. Class A	103,458	1,794
	Lowe's Cos., Inc.	77,435	1,600
	Target Corp.	38,934	1,314
	NIKE, Inc. Class B	19,691	1,049
	Comcast Corp. Special Class A	44,745	750
*	Amazon.com, Inc.	16,910	722
*	DIRECTV Group, Inc.	32,725	720
	Yum! Brands, Inc.	24,847	669
	Staples, Inc.	37,197	646
*	Apollo Group, Inc. Class A	7,093	545
	TJX Cos., Inc.	22,058	503
*	Kohl's Corp.	15,326	501
	Omnicom Group Inc.	16,895	478
*	Viacom Inc. Class B	28,162	448
	The McGraw-Hill Cos., Inc.	16,706	418
	Best Buy Co., Inc.	18,471	382
*	Starbucks Corp.	38,532	344
*	Coach, Inc.	17,721	317
*	Bed Bath & Beyond, Inc.	13,746	279
	Marriott International, Inc. Class A	15,067	253
	Starwood Hotels & Resorts Worldwide, Inc.	9,729	164
*	Liberty Global, Inc. Series C	8,302	117
*	Liberty Global, Inc. Class A	7,866	114
	Garmin Ltd.	6,184	106
*	Las Vegas Sands Corp.	16,258	84
*	DISH Network Corp.	7,292	81
*,^	MGM Mirage, Inc.	5,088	61
*	Liberty Media Corp.-Interactive Series A	10,709	28

			17,983
Consumer Staples (19.8%)
	Wal-Mart Stores, Inc.	125,159	6,994
	The Procter & Gamble Co.	101,290	6,518
	PepsiCo, Inc.	82,789	4,694
	Philip Morris International Inc.	109,005	4,596
	The Coca-Cola Co.	54,980	2,577
	CVS/Caremark Corp.	75,890	2,196
	Colgate-Palmolive Co.	26,750	1,741
	Walgreen Co.	52,347	1,295
	Costco Wholesale Corp.	22,930	1,180
	The Kroger Co.	32,866	909
	Sysco Corp.	31,785	745
	General Mills, Inc.	11,487	726
	Kellogg Co.	13,882	603

	Avon Products, Inc.	22,385	472
	Kimberly-Clark Corp.	7,688	444
	The Clorox Co.	7,305	432
	H.J. Heinz Co.	8,259	321
	Lorillard, Inc.	4,616	279
	UST, Inc.	3,902	268
	Campbell Soup Co.	7,563	242
	The Hershey Co.	4,132	149
	J.M. Smucker Co.	1,015	46

			37,427
Energy (6.0%)
	Schlumberger Ltd.	63,368	3,215
*	Transocean, Inc.	16,869	1,128
	EOG Resources, Inc.	13,144	1,118
	Occidental Petroleum Corp.	15,124	819
	XTO Energy, Inc.	18,942	724
*	Southwestern Energy Co.	18,127	623
	Baker Hughes, Inc.	16,209	565
	Hess Corp.	10,093	545
	Halliburton Co.	30,237	532
*	Weatherford International Ltd.	35,758	457
*	National Oilwell Varco Inc.	14,390	407
	Smith International, Inc.	11,594	339
	Diamond Offshore Drilling, Inc.	3,691	272
	Murphy Oil Corp.	6,182	272
	Peabody Energy Corp.	9,379	220
	Williams Cos., Inc.	10,939	178

			11,414
Financials (5.0%)
*	Berkshire Hathaway Inc. Class B	532	1,861
	AFLAC Inc.	25,157	1,165
	Charles Schwab Corp.	51,861	951
	The Goldman Sachs Group, Inc.	10,329	816
	CME Group, Inc.	3,208	680
	State Street Corp.	14,716	620
	Franklin Resources Corp.	8,621	524
	Northern Trust Corp.	10,522	483
	Public Storage, Inc. REIT	6,691	468
	T. Rowe Price Group Inc.	13,022	445
	Hudson City Bancorp, Inc.	24,732	413
	Simon Property Group, Inc. REIT	5,942	282
	Moody's Corp.	11,106	241
	Aon Corp.	4,633	210
	Progressive Corp. of Ohio	11,958	179
	NYSE Euronext	2,523	60

			9,398
Health Care (18.0%)
	Johnson & Johnson	73,896	4,329
	Abbott Laboratories	81,527	4,271
*	Amgen, Inc.	56,571	3,142
*	Gilead Sciences, Inc.	48,656	2,179

*	Genentech, Inc.	25,120	1,924
	Medtronic, Inc.	59,544	1,817
	Baxter International, Inc.	33,200	1,756
	Schering-Plough Corp.	85,819	1,443
	UnitedHealth Group Inc.	64,389	1,353
*	Celgene Corp.	24,053	1,253
*	Medco Health Solutions, Inc.	26,741	1,123
*	WellPoint Inc.	27,011	962
*	Genzyme Corp.	14,227	911
	Becton, Dickinson & Co.	12,809	814
*	Thermo Fisher Scientific, Inc.	22,133	790
*	Biogen Idec Inc.	15,367	650
*	Express Scripts Inc.	11,115	639
	Allergan, Inc.	16,004	603
	Stryker Corp.	15,255	594
	Aetna Inc.	24,810	541
	McKesson Corp.	14,507	507
*	St. Jude Medical, Inc.	18,038	506
	Covidien Ltd.	13,252	488
*	Zimmer Holdings, Inc.	11,850	442
	C.R. Bard, Inc.	5,256	431
	Quest Diagnostics, Inc.	8,772	409
*	Forest Laboratories, Inc.	8,164	197

			34,074
Industrials (9.8%)
	3M Co.	35,115	2,350
	The Boeing Co.	37,188	1,585
	Emerson Electric Co.	41,033	1,473
	Burlington Northern Santa Fe Corp.	18,211	1,395
	Lockheed Martin Corp.	17,818	1,374
	Union Pacific Corp.	26,896	1,346
	FedEx Corp.	15,593	1,102
	Raytheon Co.	22,049	1,076
	Caterpillar, Inc.	20,997	861
	CSX Corp.	21,555	803
	Danaher Corp.	13,481	750
	United Parcel Service, Inc.	12,558	723
	PACCAR, Inc.	18,155	506
	Precision Castparts Corp.	7,353	461
	L-3 Communications Holdings, Inc.	6,424	431
	Deere & Co.	11,516	401
	ITT Industries, Inc.	9,132	382
	Honeywell International Inc.	13,414	374
	Southwest Airlines Co.	38,638	334
*	First Solar, Inc.	2,124	265
	Waste Management, Inc.	9,079	265
	Tyco International, Ltd.	9,025	189

			18,446
Information Technology (28.9%)
	Microsoft Corp.	434,641	8,788
	International Business Machines Corp.	71,644	5,846

*	Cisco Systems, Inc.	312,365	5,167
	Hewlett-Packard Co.	130,424	4,601
*	Apple Inc.	46,854	4,342
*	Google Inc.	12,647	3,705
*	Oracle Corp.	218,451	3,515
	QUALCOMM Inc.	86,682	2,910
	Visa Inc.	23,680	1,245
*	EMC Corp.	109,414	1,157
	Automatic Data Processing, Inc.	27,414	1,126
	Texas Instruments, Inc.	69,315	1,079
*	Dell Inc.	96,180	1,074
	Accenture Ltd.	31,792	985
*	Yahoo! Inc.	69,785	803
*	eBay Inc.	58,531	769
	Corning, Inc.	83,353	751
	Applied Materials, Inc.	71,639	686
	MasterCard, Inc. Class A	4,677	680
*	Adobe Systems, Inc.	28,118	651
*	Symantec Corp.	44,126	531
	Western Union Co.	38,352	509
*	Juniper Networks, Inc.	28,566	496
	Paychex, Inc.	17,104	483
	CA, Inc.	21,720	366
*	Activision Blizzard, Inc.	31,217	365
*	Intuit, Inc.	16,143	358
*	Agilent Technologies, Inc.	18,938	357
*	Broadcom Corp.	23,162	355
*	Electronic Arts Inc.	16,862	321
*	NetApp, Inc.	17,208	232
*	NVIDIA Corp.	28,184	211
*	MEMC Electronic Materials, Inc.	12,284	184
*	VMware Inc.	2,219	43

			54,691
Materials (2.8%)
	Monsanto Co.	29,092	2,304
	Praxair, Inc.	16,656	984
	Newmont Mining Corp. (Holding Co.)	23,178	780
	Ecolab, Inc.	12,566	482
	Rohm & Haas Co.	6,649	455
	The Mosaic Co.	8,254	250

			5,255
Telecommunication Services (0.3%)
*	American Tower Corp. Class A	20,720	565

Utilities (0.1%)
*	AES Corp.	35,626	274

Total Common Stocks (Cost $237,433)			189,527

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $59)	2.120%	58,500	59

Total Investments (100.2%) (Cost $237,492)				189,586
[2] Other Assets and Liabilities-Net (-0.2%)				(341)
Net Assets (100%)				189,245

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $54,000.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2		Includes $59,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Mega Cap 300 Growth Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $237,492,000. Net unrealized depreciation of investment securities for tax purposes was $47,906,000, consisting of unrealized gains of $513,000 on securities that had risen in value since their purchase and $48,419,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (5.4%)
	The Walt Disney Co.	71,466	1,609
	Home Depot, Inc.	68,068	1,573
	Time Warner, Inc.	143,779	1,301
	News Corp., Class A	72,494	573
	Johnson Controls, Inc.	23,725	419
	Carnival Corp.	17,459	367
	The Gap, Inc.	20,248	264
*	Liberty Media Corp.	19,700	234
	Fortune Brands, Inc.	5,989	226
*	Ford Motor Co.	70,022	188
	J.C. Penney Co., Inc. (Holding Co.)	8,428	160
	Harley-Davidson, Inc.	9,363	159
	CBS Corp.	23,608	157
*	Time Warner Cable, Inc.	7,208	146
	News Corp., Class B	17,550	144
	International Game Technology	11,863	127
	Macy's Inc.	16,801	125
*,^	Sears Holdings Corp.	2,779	101
*	Liberty Media Corp.-Interactive Series A	14,660	39
*	DISH Network Corp.	2,960	33

			7,945
Consumer Staples (7.6%)
	The Procter & Gamble Co.	41,294	2,657
	The Coca-Cola Co.	41,676	1,953
	Kraft Foods Inc.	58,337	1,587
	Altria Group, Inc.	82,624	1,329
	Archer-Daniels-Midland Co.	23,168	634
	Kimberly-Clark Corp.	10,783	623
	Safeway, Inc.	17,402	379
	General Mills, Inc.	4,677	295
	Reynolds American Inc.	7,025	289
	ConAgra Foods, Inc.	18,217	269
	Sara Lee Corp.	28,202	259
	H.J. Heinz Co.	6,241	242
	Lorillard, Inc.	3,475	210
	UST, Inc.	2,950	203
	The Hershey Co.	3,154	114
	Campbell Soup Co.	3,116	100
	J.M. Smucker Co.	385	18

			11,161
Energy (22.9%)
	ExxonMobil Corp.	207,873	16,661
	Chevron Corp.	82,223	6,496
	ConocoPhillips Co.	57,798	3,036

	Devon Energy Corp.	16,965	1,227
	Occidental Petroleum Corp.	21,329	1,155
	Apache Corp.	13,437	1,039
	Anadarko Petroleum Corp.	18,719	768
	Marathon Oil Corp.	28,191	738
	Spectra Energy Corp.	24,567	399
	Valero Energy Corp.	20,904	384
	Chesapeake Energy Corp.	21,985	378
	XTO Energy, Inc.	7,682	294
	Williams Cos., Inc.	14,967	243
	Hess Corp.	4,095	221
	Halliburton Co.	12,265	216
*	National Oilwell Varco Inc.	5,837	165
	Murphy Oil Corp.	2,532	111
	Peabody Energy Corp.	3,804	89

			33,620
Financials (22.0%)
	JPMorgan Chase & Co.	147,437	4,668
	Wells Fargo & Co.	141,775	4,096
	Bank of America Corp.	196,551	3,194
	U.S. Bancorp	69,833	1,884
	Citigroup, Inc.	217,590	1,804
	Bank of New York Mellon Corp.	45,988	1,389
	The Travelers Cos., Inc.	23,737	1,036
	American Express Co.	41,694	972
	MetLife, Inc.	31,258	899
	Merrill Lynch & Co., Inc.	61,097	808
	The Chubb Corp.	14,406	740
	PNC Financial Services Group	13,844	730
	Ace Ltd.	13,315	696
	BB&T Corp.	21,957	658
	The Goldman Sachs Group, Inc.	7,811	617
	Morgan Stanley	39,884	588
	The Allstate Corp.	20,556	523
	Marsh & McLennan Cos., Inc.	20,496	523
	Capital One Financial Corp.	15,013	517
	Wachovia Corp.	86,265	485
	SunTrust Banks, Inc.	13,424	426
	Prudential Financial, Inc.	16,982	368
	Loews Corp.	13,074	358
	Equity Residential REIT	10,830	330
	Vornado Realty Trust REIT	5,535	296
	Aon Corp.	6,490	294
	Regions Financial Corp.	27,740	283
	Boston Properties, Inc. REIT	4,789	256
	State Street Corp.	6,037	254
	Progressive Corp. of Ohio	16,667	250
	Simon Property Group, Inc. REIT	4,498	214
	Fifth Third Bancorp	20,858	199
	Invesco, Ltd.	15,452	194
	American International Group, Inc.	96,385	194
	KeyCorp	19,766	185

	M & T Bank Corp.	2,862	184
	Discover Financial Services	17,236	176
*	SLM Corp.	18,682	172
	Ameriprise Financial, Inc.	8,667	160
	Leucadia National Corp.	7,443	145
	The Principal Financial Group, Inc.	10,259	142
	Lincoln National Corp.	10,233	140
	The Hartford Financial Services Group Inc.	12,039	102
	NYSE Euronext	3,453	82
	ProLogis REIT	10,489	40

			32,271
Health Care (11.2%)
	Pfizer Inc.	269,782	4,433
	Johnson & Johnson	55,921	3,276
	Merck & Co., Inc.	85,815	2,293
	Wyeth	53,431	1,924
	Bristol-Myers Squibb Co.	79,362	1,643
	Eli Lilly & Co.	41,052	1,402
	Cardinal Health, Inc.	14,327	466
	Covidien Ltd.	10,025	369
*	Boston Scientific Corp.	53,966	333
*	Forest Laboratories, Inc.	6,089	147
	CIGNA Corp.	10,981	133

			16,419
Industrials (10.2%)
	General Electric Co.	420,060	7,212
	United Technologies Corp.	36,715	1,782
	United Parcel Service, Inc.	17,816	1,026
	Norfolk Southern Corp.	14,993	742
	General Dynamics Corp.	13,494	697
	Illinois Tool Works, Inc.	16,602	566
	Northrop Grumman Corp.	12,811	525
	Honeywell International Inc.	18,367	512
	Waste Management, Inc.	12,739	372
	Caterpillar, Inc.	8,514	349
	Deere & Co.	8,610	300
	Eaton Corp.	6,308	292
	Tyco International, Ltd.	12,332	258
	Ingersoll-Rand Co.	12,729	200
	Textron, Inc.	9,931	151

			14,984
Information Technology (3.0%)
	Intel Corp.	225,028	3,105
	Motorola, Inc.	90,520	390
	Tyco Electronics Ltd.	18,872	311
	Xerox Corp.	34,853	244
	Analog Devices, Inc.	11,607	199
*	Sun Microsystems, Inc.	30,089	95
	Seagate Technology	19,494	82

			4,426

Materials (2.8%)
E.I. du Pont de Nemours & Co.	36,047	903
Dow Chemical Co.	36,961	686
Nucor Corp.	12,651	451
Air Products & Chemicals, Inc.	8,466	404
Freeport-McMoRan Copper & Gold, Inc. Class B	15,320	368
Alcoa Inc.	32,502	350
Weyerhaeuser Co.	8,440	317
PPG Industries, Inc.	6,556	288
International Paper Co.	16,230	202
United States Steel Corp.	4,696	143

		4,112
Telecommunication Services (7.5%)
AT&T Inc.	235,845	6,736
Verizon Communications Inc.	113,972	3,721
Sprint Nextel Corp.	111,060	310
Qwest Communications International Inc.	62,068	198

		10,965
Utilities (7.3%)
Exelon Corp.	26,365	1,482
Southern Co.	30,915	1,123
Dominion Resources, Inc.	23,175	853
Duke Energy Corp.	50,541	786
FPL Group, Inc.	15,508	756
FirstEnergy Corp.	12,181	714
Entergy Corp.	7,656	652
Public Service Enterprise Group, Inc.	20,318	628
PG&E Corp.	14,546	553
PPL Corp.	14,981	508
American Electric Power Co., Inc.	16,090	503
Consolidated Edison Inc.	10,916	441
Sempra Energy	9,353	437
Edison International	12,368	413
Progress Energy, Inc.	9,934	394
Ameren Corp.	8,401	299
Constellation Energy Group, Inc.	7,124	174

		10,716
Total Common Stocks (Cost $185,937)		146,619

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $46)	2.120%	45,600	46
Total Investments (99.9%) (Cost $185,983)				146,665
[2] Other Assets and Liabilities-Net (0.1%)				159
Net Assets (100%)				146,824

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers. The total value of securities on loan is $44,000.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Includes $46,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Mega Cap 300 Value Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $185,983,000. Net unrealized depreciation of investment securities for tax purposes was $39,318,000, consisting of unrealized gains of $868,000 on securities that had risen in value since their purchase and $40,186,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments

As of November 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U. S. Government Securities (100.7%)
U.S. Treasury STRIPS	0.00%	11/15/28	11,300	5,248
U.S. Treasury STRIPS	0.00%	11/15/28	18,975	8,703
U.S. Treasury STRIPS	0.00%	2/15/29	17,300	7,899
U.S. Treasury STRIPS	0.00%	2/15/29	16,500	7,600
U.S. Treasury STRIPS	0.00%	5/15/29	17,400	7,868
U.S. Treasury STRIPS	0.00%	8/15/29	21,250	9,446
U.S. Treasury STRIPS	0.00%	8/15/29	11,550	5,203
U.S. Treasury STRIPS	0.00%	11/15/29	19,600	8,657
U.S. Treasury STRIPS	0.00%	2/15/30	16,500	7,226
U.S. Treasury STRIPS	0.00%	5/15/30	17,650	7,744
U.S. Treasury STRIPS	0.00%	5/15/30	17,100	7,403
U.S. Treasury STRIPS	0.00%	8/15/30	17,600	7,578
U.S. Treasury STRIPS	0.00%	11/15/30	17,225	7,366
U.S. Treasury STRIPS	0.00%	2/15/31	15,800	6,772
U.S. Treasury STRIPS	0.00%	2/15/31	17,850	7,573
U.S. Treasury STRIPS	0.00%	5/15/31	18,150	7,657
U.S. Treasury STRIPS	0.00%	8/15/31	20,650	8,628
U.S. Treasury STRIPS	0.00%	11/15/31	13,200	5,476
U.S. Treasury STRIPS	0.00%	2/15/32	18,850	7,808
U.S. Treasury STRIPS	0.00%	5/15/32	16,155	6,715
U.S. Treasury STRIPS	0.00%	8/15/32	16,350	6,699
U.S. Treasury STRIPS	0.00%	11/15/32	15,685	6,381
U.S. Treasury STRIPS	0.00%	2/15/33	15,900	6,441
U.S. Treasury STRIPS	0.00%	5/15/33	16,700	6,750
U.S. Treasury STRIPS	0.00%	8/15/33	17,000	6,834
U.S. Treasury STRIPS	0.00%	11/15/33	17,050	6,825
U.S. Treasury STRIPS	0.00%	2/15/34	14,800	5,896
U.S. Treasury STRIPS	0.00%	5/15/34	19,400	7,675
U.S. Treasury STRIPS	0.00%	8/15/34	17,550	6,892
U.S. Treasury STRIPS	0.00%	11/15/34	13,725	5,370
U.S. Treasury STRIPS	0.00%	2/15/35	19,800	7,695
U.S. Treasury STRIPS	0.00%	5/15/35	18,125	6,999
U.S. Treasury STRIPS	0.00%	8/15/35	15,650	6,004
U.S. Treasury STRIPS	0.00%	11/15/35	18,460	7,042
U.S. Treasury STRIPS	0.00%	2/15/36	16,450	6,362
U.S. Treasury STRIPS	0.00%	2/15/36	16,850	6,378
U.S. Treasury STRIPS	0.00%	5/15/36	21,000	7,967
U.S. Treasury STRIPS	0.00%	8/15/36	16,550	6,202
U.S. Treasury STRIPS	0.00%	11/15/36	19,930	7,412
U.S. Treasury STRIPS	0.00%	2/15/37	21,745	8,039
U.S. Treasury STRIPS	0.00%	2/15/37	12,700	4,830
U.S. Treasury STRIPS	0.00%	5/15/37	18,250	6,849
U.S. Treasury STRIPS	0.00%	5/15/37	17,700	6,510
U.S. Treasury STRIPS	0.00%	8/15/37	10,000	3,677

Extended Duration Treasury Index Fund

	U.S. Treasury STRIPS	0.00%	11/15/37	17,000	6,216
	U.S. Treasury STRIPS	0.00%	2/15/38	25,200	9,360
	U.S. Treasury STRIPS	0.00%	2/15/38	9,150	3,357
	U.S. Treasury STRIPS	0.00%	5/15/38	29,450	10,927
	U.S. Treasury STRIPS	0.00%	5/15/38	11,050	4,013
Total U. S. Government Securities (Cost $277,038)					340,172
				Shares
Temporary Cash Investments (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $105)	2.120%		105,000	105
Total Investments (100.7%) (Cost $277,143)					340,277
Other Assets and Liabilities-Net (-0.7%)					(2,453)
Net Assets (100%)					337,824

1					Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Extended Duration Treasury Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2008, the cost of investment securities for tax purposes was $277,143,000. Net unrealized appreciation of investment securities for tax purposes was $63,134,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Extended Duration Treasury Index Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	105
Level 2- Other significant observable inputs	340,172
Level 3- Significant unobservable inputs	-
Total	340,277

Vanguard Consumer Discretionary Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Auto Components (2.6%)
	Johnson Controls, Inc.	65,828	1,162
	BorgWarner, Inc.	12,778	302
*	The Goodyear Tire & Rubber Co.	25,175	162
	Autoliv, Inc.	7,993	152
	Gentex Corp.	15,726	138
	WABCO Holdings Inc.	6,500	97
*	Fuel Systems Solutions, Inc.	1,391	48
*	Exide Technologies	8,247	37
	Superior Industries International, Inc.	2,511	31
*	Drew Industries, Inc.	2,151	30
	ArvinMeritor, Inc.	7,656	30
	Cooper Tire & Rubber Co.	6,297	30
*	TRW Automotive Holdings Corp.	6,071	22
*	Lear Corp.	7,206	17
*	Raser Technologies, Inc.	3,602	17
*	Tenneco Automotive, Inc.	5,134	17
	Modine Manufacturing Co.	3,344	16
	American Axle & Manufacturing Holdings, Inc.	5,035	13
*	Visteon Corp.	14,319	11
*	Dana Holding Corp.	9,129	9
	Spartan Motors, Inc.	746	2
			2,343
Automobiles (1.4%)
*,^	Ford Motor Co.	194,277	523
	Harley-Davidson, Inc.	26,021	443
	General Motors Corp.	49,887	261
	Thor Industries, Inc.	3,929	61
	Winnebago Industries, Inc.	3,043	18
	Monaco Coach Corp.	1,384	1
*	Fleetwood Enterprises, Inc.	5,038	1
			1,308
Distributors (1.0%)
	Genuine Parts Co.	18,029	706
*	LKQ Corp.	13,433	140
*	Core-Mark Holding Co., Inc.	1,034	21
			867
Diversified Consumer Services (5.0%)
*	Apollo Group, Inc. Class A	14,879	1,143
	H & R Block, Inc.	36,495	698
	DeVry, Inc.	7,070	407
*	ITT Educational Services, Inc.	4,288	386

	Strayer Education, Inc.	1,568	376
*	Career Education Corp.	9,930	184
	Service Corp. International	28,749	167
*	Corinthian Colleges, Inc.	9,318	150
	Matthews International Corp.	3,453	141
	Weight Watchers International, Inc.	3,918	111
	Hillenbrand Inc.	6,823	109
*	Brink's Home Security Holdings, Inc.	4,955	99
*	Capella Education Co.	1,452	87
^	Sotheby's	7,366	73
*	Coinstar, Inc.	3,079	57
*	Universal Technical Institute Inc.	2,618	50
	Regis Corp.	4,475	49
	Jackson Hewitt Tax Service Inc.	3,331	43
*	Steiner Leisure Ltd.	1,697	41
*	thinkorswim Group, Inc.	6,239	40
*	Pre-Paid Legal Services, Inc.	1,004	40
*	American Public Education, Inc.	884	35
	Stewart Enterprises, Inc. Class A	9,704	31
*	K12 Inc.	1,063	20
*	Lincoln Educational Services	442	6
			4,543
Hotels, Restaurants & Leisure (17.7%)
	McDonald's Corp.	124,579	7,319
	Yum! Brands, Inc.	51,964	1,400
	Carnival Corp.	48,443	1,017
*	Starbucks Corp.	80,997	723
	Marriott International, Inc. Class A	31,126	523
	Tim Hortons, Inc.	20,323	506
	International Game Technology	32,915	353
	Starwood Hotels & Resorts Worldwide, Inc.	20,531	346
	Wynn Resorts Ltd.	6,753	269
	Darden Restaurants Inc.	14,578	267
	Burger King Holdings Inc.	10,409	224
	Wendy's/Arby's Group, Inc.	48,858	196
*	Las Vegas Sands Corp.	34,278	177
*	Penn National Gaming, Inc.	8,189	174
	Royal Caribbean Cruises, Ltd.	15,257	144
*	Panera Bread Co.	3,167	141
*	WMS Industries, Inc.	5,558	137
*	MGM Mirage, Inc.	10,739	129
*	Scientific Games Corp.	7,596	114
*	Jack in the Box Inc.	6,475	113
*	Bally Technologies Inc.	5,383	99
	Choice Hotels International, Inc.	3,804	96
	Wyndham Worldwide Corp.	19,471	93
*	Chipotle Mexican Grill, Inc. Class B	1,933	89
	International Speedway Corp.	3,282	85

*,^	Chipotle Mexican Grill, Inc.	1,594	79
	Brinker International, Inc.	11,081	74
*	Vail Resorts Inc.	2,972	65
	Bob Evans Farms, Inc.	3,384	57
*	Sonic Corp.	6,523	55
*	Life Time Fitness, Inc.	3,663	55
*	The Cheesecake Factory Inc.	6,969	51
*	P.F. Chang's China Bistro, Inc.	2,654	50
	CBRL Group, Inc.	2,417	47
*	CEC Entertainment Inc.	2,670	46
*	Papa John's International, Inc.	2,508	44
*	Gaylord Entertainment Co.	4,470	41
*	Buffalo Wild Wings Inc.	1,767	41
*	Pinnacle Entertainment, Inc.	6,608	38
	Churchill Downs, Inc.	1,072	38
	CKE Restaurants Inc.	5,142	37
	Orient-Express Hotel Ltd.	5,184	35
*	Peet's Coffee & Tea Inc.	1,549	35
*	Texas Roadhouse, Inc.	6,050	34
	The Marcus Corp.	2,319	30
	Boyd Gaming Corp.	6,176	27
*	Shuffle Master, Inc.	5,963	26
	Speedway Motorsports, Inc.	1,647	23
*	Interval Leisure Group, Inc.	4,244	22
	DineEquity, Inc.	1,743	22
*	Red Robin Gourmet Burgers, Inc.	1,759	21
	Ameristar Casinos, Inc.	2,795	21
*	California Pizza Kitchen, Inc.	2,624	20
*	Denny's Corp.	10,396	19
*	Domino's Pizza, Inc.	4,962	19
*	BJ's Restaurants Inc.	1,877	18
	Ambassadors Group, Inc.	1,769	16
*	Krispy Kreme Doughnuts, Inc.	6,105	15
	Landry's Restaurants, Inc.	1,288	15
*	Morgans Hotel Group	3,364	13
*	AFC Enterprises, Inc.	3,156	13
*	Steak n Shake Co.	2,842	13
*	Monarch Casino & Resort, Inc.	1,270	11
*	Ruby Tuesday, Inc.	5,617	6
*	Isle of Capri Casinos, Inc.	1,920	6
*	MTR Gaming Group Inc.	2,416	6
	Dover Downs Gaming & Entertainment, Inc.	1,657	6
	O'Charley's Inc.	2,401	5
*	Town Sports International Holdings, Inc.	1,196	3
*	Bluegreen Corp.	735	2
*	Great Wolf Resorts, Inc.	1,339	2
*	Ruth's Hospitality Group Inc.	432	1
*	Six Flags, Inc.	555	—
			16,057

Household Durables (5.6%)
	Fortune Brands, Inc.	16,620	628
	Newell Rubbermaid, Inc.	30,469	407
	Whirlpool Corp.	8,256	325
*	Toll Brothers, Inc.	14,814	295
	Black & Decker Corp.	6,719	285
	Leggett & Platt, Inc.	17,820	260
	Pulte Homes, Inc.	24,066	256
	The Stanley Works	7,767	247
	Snap-On Inc.	6,338	228
	Garmin Ltd.	12,638	216
	D. R. Horton, Inc.	31,274	215
*	Mohawk Industries, Inc.	6,407	197
*	NVR, Inc.	452	196
	Tupperware Brands Corp.	6,843	135
	MDC Holdings, Inc.	4,107	127
	Centex Corp.	13,627	125
	Lennar Corp. Class A	14,152	101
	KB Home	8,332	97
*	Jarden Corp.	7,588	95
	Harman International Industries, Inc.	6,089	92
	Ryland Group, Inc.	4,628	78
	American Greetings Corp. Class A	4,954	57
	Tempur-Pedic International Inc.	7,711	54
*	Helen of Troy Ltd.	3,190	50
	Ethan Allen Interiors, Inc.	2,988	41
*	Meritage Corp.	3,041	38
	National Presto Industries, Inc.	484	32
*	Universal Electronics, Inc.	1,599	27
*	Standard Pacific Corp.	13,572	26
	Blyth, Inc.	2,840	24
	La-Z-Boy Inc.	5,724	19
*	iRobot Corp.	1,794	19
	CSS Industries, Inc.	809	18
	Furniture Brands International Inc.	5,130	17
	Sealy Corp.	4,868	15
	M/I Homes, Inc.	1,335	14
*	Hovnanian Enterprises Inc. Class A	5,713	12
*	Beazer Homes USA, Inc.	4,012	7
	Brookfield Homes Corp.	1,439	7
*	Champion Enterprises, Inc.	8,435	6
			5,088
Internet & Catalog Retail (2.8%)
*	Amazon.com, Inc.	35,415	1,512
*	Priceline.com, Inc.	4,096	283
*	Expedia, Inc.	21,503	181
*	Liberty Media Corp.-Interactive Series A	62,088	163
*	Netflix.com, Inc.	5,405	124

*	PetMed Express, Inc.	2,628	47
	NutriSystem, Inc.	3,159	44
*	Blue Nile Inc.	1,474	35
*	Overstock.com, Inc.	1,810	19
*	Ticketmaster Entertainment Inc.	4,236	17
*	Stamps.com Inc.	1,880	17
*	HSN,Inc.	4,244	16
*	Shutterfly, Inc.	1,680	11
*	1-800-FLOWERS.COM, Inc.	2,975	11
*	Orbitz Worldwide, Inc.	3,927	10
*	Gaiam, Inc.	1,748	9
*	ValueVision Media, Inc.	1,297	1
			2,500
Leisure Equipment & Products (1.7%)
	Mattel, Inc.	39,816	544
	Hasbro, Inc.	14,077	377
	Eastman Kodak Co.	31,703	240
	Polaris Industries, Inc.	3,607	99
	Pool Corp.	5,242	90
	Callaway Golf Co.	6,911	70
*	JAKKS Pacific, Inc.	2,984	53
	Brunswick Corp.	9,567	26
*	RC2 Corp.	1,985	21
*	Leapfrog Enterprises, Inc.	3,791	17
*	Smith & Wesson Holding Corp.	4,374	9
	Marine Products Corp.	1,378	8
			1,554
Media (28.4%)
	The Walt Disney Co.	197,625	4,451
	Time Warner, Inc.	397,204	3,595
	Comcast Corp. Class A	199,180	3,454
	Comcast Corp. Special Class A	111,878	1,876
	News Corp., Class A	201,130	1,589
*	DIRECTV Group, Inc.	68,530	1,508
	Omnicom Group Inc.	35,306	999
*	Viacom Inc. Class B	59,353	945
	The McGraw-Hill Cos., Inc.	35,210	880
*	Liberty Media Corp.	54,654	649
	CBS Corp.	65,049	433
*	Time Warner Cable, Inc.	19,857	403
	News Corp., Class B	48,309	396
	Cablevision Systems NY Group Class A	25,691	377
	Scripps Networks Interactive	9,723	270
	Washington Post Co. Class B	671	266
*	DISH Network Corp.	23,187	257
*	Liberty Global, Inc. Class A	16,560	240
*	Liberty Global, Inc. Series C	17,009	240
*	Discovery Communications Inc. Class C	15,464	234

*	Discovery Communications Inc. Class A	14,812	222
	Gannett Co., Inc.	25,162	219
*	Interpublic Group of Cos., Inc.	51,926	212
	John Wiley & Sons Class A	4,831	174
*	DreamWorks Animation SKG, Inc.	7,463	172
*	Marvel Entertainment, Inc.	5,661	167
	Virgin Media Inc.	30,736	145
*	Lamar Advertising Co. Class A	8,123	121
	New York Times Co. Class A	15,050	113
	Interactive Data Corp.	4,123	95
*	Lions Gate Entertainment Corp.	12,987	84
	Regal Entertainment Group Class A	8,516	78
	Meredith Corp.	4,142	67
*	Sirius XM Radio Inc.	293,089	61
*	Morningstar, Inc.	1,757	57
	Scholastic Corp.	3,667	56
	Arbitron Inc.	2,977	42
*	Liberty Media Corp.-Capital Series A	11,687	39
*	Live Nation, Inc.	7,869	38
	National CineMedia Inc.	4,518	37
*	Clear Channel Outdoor Holdings, Inc. Class A	4,482	33
*	Ascent Media Corp.	1,508	30
*	RCN Corp.	4,044	28
	World Wrestling Entertainment, Inc.	2,425	28
	Harte-Hanks, Inc.	4,477	27
	Cinemark Holdings Inc.	3,536	27
	Hearst-Argyle Television Inc.	2,845	23
*	CTC Media, Inc.	5,009	21
	CKX, Inc.	4,811	21
	Belo Corp. Class A	9,797	19
*	Knology, Inc.	3,266	19
	Fisher Communications, Inc.	799	18
	Sinclair Broadcast Group, Inc.	5,640	18
*	Cox Radio, Inc.	2,812	16
	Warner Music Group Corp.	4,222	13
	Journal Communications, Inc.	5,269	12
^	The McClatchy Co. Class A	6,283	12
*	Mediacom Communications Corp.	4,461	11
	E.W. Scripps Co. Class A	3,326	10
*	Martha Stewart Living Omnimedia, Inc.	2,731	9
*	Charter Communications, Inc.	42,387	8
*	Valassis Communications, Inc.	5,264	8
*	Dolan Media Co.	1,689	7
*	RHI Entertainment, Inc.	1,328	5
*	Entravision Communications Corp.	6,732	5
	Lee Enterprises, Inc.	4,320	5
*	Lin TV Corp.	3,035	4
	Media General, Inc. Class A	2,229	4

	Entercom Communications Corp.	3,281	4
*	Crown Media Holdings, Inc.	1,538	3
*	Citadel Broadcasting Corp.	7,528	1
*	Playboy Enterprises, Inc. Class B	657	1
	PRIMEDIA Inc.	624	1
*	Cumulus Media Inc.	490	—
*	R.H. Donnelley Corp.	171	—
	Gray Television, Inc.	97	—
	AH Belo Corp.	23	—
			25,712
Multiline Retail (6.9%)
	Target Corp.	81,623	2,756
*	Kohl's Corp.	32,339	1,056
	J.C. Penney Co., Inc. (Holding Co.)	23,190	440
*	Dollar Tree, Inc.	9,893	419
	Family Dollar Stores, Inc.	14,600	406
	Macy's Inc.	46,362	344
*,^	Sears Holdings Corp.	7,708	279
	Nordstrom, Inc.	18,068	205
*	Big Lots Inc.	8,959	157
*	Saks Inc.	14,964	65
*	99 Cents Only Stores	5,465	59
	Fred's, Inc.	4,158	48
^	Dillard's Inc.	6,648	24
*	Retail Ventures, Inc.	3,065	4
*	Tuesday Morning Corp.	1,280	1
			6,263
Specialty Retail (21.2%)
	Home Depot, Inc.	188,138	4,348
	Lowe's Cos., Inc.	162,305	3,353
	Staples, Inc.	77,840	1,351
	TJX Cos., Inc.	46,497	1,061
	Best Buy Co., Inc.	38,818	804
	The Gap, Inc.	56,182	731
	Sherwin-Williams Co.	11,139	656
*	Bed Bath & Beyond, Inc.	28,871	586
*	AutoZone Inc.	4,876	533
	Ross Stores, Inc.	14,664	389
*	GameStop Corp. Class A	17,072	373
*	O'Reilly Automotive, Inc.	14,061	367
	Advance Auto Parts, Inc.	10,476	318
	Limited Brands, Inc.	33,745	314
	Tiffany & Co.	13,872	275
	PetSmart, Inc.	14,025	246
*	Urban Outfitters, Inc.	12,861	234
	American Eagle Outfitters, Inc.	20,377	196
	Abercrombie & Fitch Co.	9,516	184
*	CarMax, Inc.	24,066	183

*	Tractor Supply Co.	3,720	143
	RadioShack Corp.	13,761	136
*	AutoNation, Inc.	14,749	126
	Aaron Rents, Inc.	4,667	123
*	Rent-A-Center, Inc.	7,296	120
*	Dick's Sporting Goods, Inc.	9,392	118
	Foot Locker, Inc.	17,031	115
*	Aeropostale, Inc.	7,393	112
	Guess ?, Inc.	6,279	83
*	The Gymboree Corp.	3,112	78
	Williams-Sonoma, Inc.	9,822	69
	Barnes & Noble, Inc.	4,183	66
*	The Children's Place Retail Stores, Inc.	2,719	64
*	Office Depot, Inc.	29,859	59
	Men's Wearhouse, Inc.	5,342	57
*	Collective Brands, Inc.	7,187	55
*	Chico's FAS, Inc.	19,300	49
	The Buckle, Inc.	2,505	47
	OfficeMax, Inc.	8,318	45
*	J. Crew Group, Inc.	4,416	45
*	Hibbett Sports Inc.	3,106	44
	Cato Corp. Class A	3,027	42
*	The Dress Barn, Inc.	5,296	41
	Monro Muffler Brake, Inc.	1,953	40
*	Hot Topic, Inc.	4,787	39
*	Sally Beauty Co. Inc.	8,984	39
*	Jos. A. Bank Clothiers, Inc.	1,985	39
*	Jo-Ann Stores, Inc.	2,633	37
	Penske Automotive Group Inc.	4,733	36
	Finish Line, Inc.	5,573	30
	Genesco, Inc.	2,189	29
*	AnnTaylor Stores Corp.	6,443	29
*	Cabela's Inc.	4,623	29
	Group 1 Automotive, Inc.	2,527	27
	Brown Shoe Co., Inc.	4,678	26
	The Pep Boys (Manny, Moe & Jack)	5,577	25
	Stage Stores, Inc.	4,176	24
*	The Wet Seal, Inc. Class A	8,224	23
*	Zale Corp.	3,876	23
*	Charming Shoppes, Inc.	13,307	20
*	Zumiez Inc.	2,084	18
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,491	18
	bebe stores, inc.	2,855	18
	Asbury Automotive Group, Inc.	3,441	17
	Systemax Inc.	1,618	16
*	DSW Inc. Class A	1,511	15
*	Blockbuster Inc. Class A	11,364	14
*	Citi Trends Inc.	1,095	13

	Christopher & Banks Corp.	3,886	13
*	Coldwater Creek Inc.	6,820	13
*	Pacific Sunwear of California, Inc.	7,898	12
*	Charlotte Russe Holding Inc.	2,304	12
*	Lumber Liquidators, Inc.	1,127	11
*	Tween Brands, Inc.	2,722	10
	Sonic Automotive, Inc.	3,168	10
*	hhgregg, Inc.	1,672	10
	Big 5 Sporting Goods Corp.	2,341	9
*	Build-A-Bear-Workshop, Inc.	1,949	9
*	Pier 1 Imports Inc.	9,522	8
*	Conn's, Inc.	1,184	7
	Borders Group, Inc.	6,626	7
^	Talbots Inc.	2,816	7
*	New York & Co., Inc.	2,801	5
*	Blockbuster Inc. Class B	7,778	4
	Stein Mart, Inc.	2,712	4
*	MarineMax, Inc.	204	1
*	Select Comfort Corp.	1,279	—
	Lithia Motors, Inc.	85	—
*	Nexcen Brands, Inc.	1,215	—
			19,135
Textiles, Apparel & Luxury Goods (5.6%)
	NIKE, Inc. Class B	41,520	2,211
*	Coach, Inc.	37,551	672
	VF Corp.	9,632	504
	Polo Ralph Lauren Corp.	6,202	268
*	Hanesbrands Inc.	10,349	134
*	Carter's, Inc.	6,292	119
	Wolverine World Wide, Inc.	5,556	107
	Phillips-Van Heusen Corp.	5,662	99
*	The Warnaco Group, Inc.	5,010	90
*	Deckers Outdoor Corp.	1,375	82
*	Fossil, Inc.	5,345	81
*,^	Under Armour, Inc.	3,192	73
*	Timberland Co.	5,406	55
	Jones Apparel Group, Inc.	9,470	48
*	Iconix Brand Group Inc.	5,674	48
^	Columbia Sportswear Co.	1,518	48
*	Skechers U.S.A., Inc.	3,624	44
	UniFirst Corp.	1,484	41
	K-Swiss, Inc.	2,909	37
*	Steven Madden, Ltd.	1,790	30
*	True Religion Apparel, Inc.	2,361	30
	Liz Claiborne, Inc.	10,346	29
*,^	Lululemon Athletica, Inc.	2,976	29
	Movado Group, Inc.	1,978	27

*	Unifi, Inc.		5,370	25
*	Quiksilver, Inc.		13,860	19
*	Volcom, Inc.		1,671	17
*	American Apparel, Inc.		3,487	15
	Weyco Group, Inc.		384	13
	Kenneth Cole Productions, Inc.		1,294	11
*	Crocs, Inc.		8,450	11
	Oxford Industries, Inc.		1,686	10
				5,027
Total Common Stocks (Cost $172,347)				90,397
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (1.1%)

[1,2]	Vanguard Market Liquidity Fund (Cost $1,007)	2.120%	1,006,900	1,007
Total Investments (101.0%) (Cost $173,354)				91,404
[2] Other Assets and Liabilities-Net (-1.0%)				(929)
Net Assets (100%)				90,475

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $928,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,007,000 of collateral received for securities on loan.

Consumer Discretionary Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $173,354,000. Net unrealized depreciation of investment securities for tax purposes was $81,950,000, consisting of unrealized gains of $241,000 on securities that had risen in value since their purchase and $82,191,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Consumer Staples Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.7%)
Beverages (16.6%)
	The Coca-Cola Co.	909,588	42,632
	PepsiCo, Inc.	670,100	37,995
	Molson Coors Brewing Co. Class B	84,006	3,736
*	Dr. Pepper Snapple Group, Inc.	181,528	2,930
	Brown-Forman Corp. Class B	52,215	2,292
	Coca-Cola Enterprises, Inc.	238,192	2,187
	The Pepsi Bottling Group, Inc.	112,712	2,039
*	Constellation Brands, Inc. Class A	158,453	2,022
*	Hansen Natural Corp.	65,758	1,956
*	Central European Distribution Corp.	54,248	1,282
	PepsiAmericas, Inc.	74,110	1,242
*	Boston Beer Co., Inc. Class A	23,510	754
	Coca-Cola Bottling Co.	17,438	742
*	National Beverage Corp.	82,952	734
			102,543
Food & Staples Retailing (25.6%)
	Wal-Mart Stores, Inc.	1,116,984	62,417
	CVS/Caremark Corp.	835,329	24,166
	Walgreen Co.	586,143	14,501
	Costco Wholesale Corp.	258,915	13,326
	The Kroger Co.	374,943	10,371
	Sysco Corp.	367,436	8,616
	Safeway, Inc.	277,163	6,042
	SuperValu Inc.	182,909	2,178
*	BJ's Wholesale Club, Inc.	52,072	1,863
^	Whole Foods Market, Inc.	151,124	1,599
	Casey's General Stores, Inc.	47,579	1,411
	Ruddick Corp.	43,807	1,199
*	Winn-Dixie Stores, Inc.	73,930	1,105
*	Rite Aid Corp.	2,090,589	1,087
*	The Pantry, Inc.	54,273	1,050
*	United Natural Foods, Inc.	53,854	970
	Nash-Finch Co.	21,368	959
	Spartan Stores, Inc.	39,176	929
*	The Great Atlantic & Pacific Tea Co., Inc.	175,319	912
	Weis Markets, Inc.	26,112	826
	Ingles Markets, Inc.	55,608	750
	PriceSmart, Inc.	49,498	676
	The Andersons, Inc.	50,243	636
	Village Super Market Inc. Class A	4,963	243
			157,832

Food Products (19.0%)
	Kraft Foods Inc.	846,583	23,035
	General Mills, Inc.	198,716	12,553
	Archer-Daniels-Midland Co.	352,129	9,641
	H.J. Heinz Co.	191,799	7,449
	Kellogg Co.	164,132	7,128
	Campbell Soup Co.	142,603	4,570
	ConAgra Foods, Inc.	295,661	4,361
	Sara Lee Corp.	469,464	4,310
	J.M. Smucker Co.	87,924	3,989
	The Hershey Co.	106,533	3,835
	Bunge Ltd.	85,492	3,630
*	Ralcorp Holdings, Inc.	41,991	2,627
	McCormick & Co., Inc.	85,321	2,540
*	Dean Foods Co.	137,313	1,999
	Flowers Foods, Inc.	69,960	1,874
	Tyson Foods, Inc.	278,346	1,868
	Corn Products International, Inc.	66,160	1,813
^	Pilgrim's Pride Corp.	1,500,135	1,725
	Hormel Foods Corp.	62,748	1,667
	Del Monte Foods Co.	215,100	1,273
*	Smithfield Foods, Inc.	173,293	1,180
*	Darling International, Inc.	208,596	1,043
	Sanderson Farms, Inc.	32,097	1,001
*,^	Green Mountain Coffee Roasters, Inc.	27,387	995
	Lancaster Colony Corp.	32,929	993
*	Hain Celestial Group, Inc.	62,043	977
	Tootsie Roll Industries, Inc.	36,161	938
*	TreeHouse Foods Inc.	38,253	910
*	Chiquita Brands International, Inc.	80,359	896
	Lance, Inc.	45,298	885
*	Smart Balance Inc.	149,657	875
	J & J Snack Foods Corp.	28,840	858
	Alico, Inc.	26,252	852
^	Cal-Maine Foods, Inc.	32,765	826
	Diamond Foods, Inc.	27,287	825
	B&G Foods Inc.	146,287	787
	Farmer Brothers, Inc.	32,521	769
	Reddy Ice Holdings, Inc.	8,259	10
			117,507
Household Products (22.9%)
	The Procter & Gamble Co.	1,482,059	95,371
	Colgate-Palmolive Co.	295,896	19,254
	Kimberly-Clark Corp.	245,806	14,205
	The Clorox Co.	88,313	5,225
	Church & Dwight, Inc.	48,140	2,861
*	Energizer Holdings, Inc.	48,952	2,126
	WD-40 Co.	30,157	862

*	Central Garden & Pet Co. Class A	185,486	775
*	Central Garden & Pet Co.	82,669	348
*	Spectrum Brands Inc.	4,127	1
			141,028
Personal Products (3.3%)
	Avon Products, Inc.	271,353	5,726
	The Estee Lauder Cos. Inc. Class A	82,337	2,297
	Alberto-Culver Co.		78,316	1,682
*,^	Chattem, Inc.		17,588	1,276
	Herbalife Ltd.		65,495	1,165
*	NBTY, Inc.		71,044	1,035
	Nu Skin Enterprises, Inc.		91,827	988
*	Bare Escentuals, Inc.		201,946	953
*	American Oriental Bioengineering, Inc.		158,756	900
	Inter Parfums, Inc.		112,394	827
*	Prestige Brands Holdings Inc.		99,710	780
*,^	USANA Health Sciences, Inc.		24,146	733
*	Elizabeth Arden, Inc.		50,373	710
*	Revlon, Inc.		82,593	623
^	Mannatech, Inc.		268,376	604
				20,299
Tobacco (12.3%)
	Philip Morris International Inc.		858,377	36,189
	Altria Group, Inc.		1,204,803	19,374
	Lorillard, Inc.		108,410	6,551
	UST, Inc.		91,711	6,305
	Reynolds American Inc.		113,977	4,682
	Universal Corp. (VA)		32,399	1,036
	Vector Group Ltd.		69,788	1,002
*	Alliance One International, Inc.		275,413	854
				75,993
Total Common Stocks (Cost $693,543)				615,202
	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)

[1,2]	Vanguard Market Liquidity Fund (Cost $3,104)	2.120%	3,103,509	3,104
Total Investments (100.2%) (Cost $696,647)				618,306
[2] Other Assets and Liabilities-Net (-0.2%)				(1,128)
Net Assets (100%)				617,178

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,353,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $2,828,000 of collateral received for securities on loan.

Consumer Staples Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $696,647,000. Net unrealized depreciation of investment securities for tax purposes was $78,341,000, consisting of unrealized gains of $8,381,000 on securities that had risen in value since their purchase and $86,722,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Energy Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.7%)
	Oil & Gas Drilling (5.7%)
*	Transocean, Inc.	170,309	11,390
	Noble Corp.	154,190	4,131
	Diamond Offshore Drilling, Inc.	41,178	3,039
	ENSCO International, Inc.	86,812	2,814
*	Nabors Industries, Inc.	175,115	2,539
*	Pride International, Inc.	116,261	1,885
	Helmerich & Payne, Inc.	71,034	1,801
	Rowan Cos., Inc.	84,970	1,474
	Patterson-UTI Energy, Inc.	116,991	1,461
*	Unit Corp.	39,119	1,122
*	Atwood Oceanics, Inc.	50,304	910
*	Hercules Offshore, Inc.	148,126	862
*	Grey Wolf, Inc.	153,555	841
*	Pioneer Drilling Co.	91,215	670
*	Parker Drilling Co.	188,626	577
*	Bronco Drilling Co., Inc.	90,371	577

	Oil & Gas Equipment & Services (15.0%)
	Schlumberger Ltd.	614,798	31,195
	Halliburton Co.	474,316	8,348
*	National Oilwell Varco Inc.	230,462	6,520
	Baker Hughes, Inc.	171,304	5,967
*	Weatherford International Ltd.	384,968	4,916
	Smith International, Inc.	128,712	3,764
*	Cameron International Corp.	131,504	2,775
	BJ Services Co.	186,856	2,240
*	FMC Technologies Inc.	81,538	2,240
	Tidewater Inc.	35,724	1,410
*	Dresser Rand Group, Inc.	70,522	1,178
*	Oceaneering International, Inc.	45,422	1,173
*	Superior Energy Services, Inc.	68,881	1,161
	Core Laboratories N.V.	17,221	1,147
*	IHS Inc. Class A	30,025	1,090
*	SEACOR Holdings Inc.	16,243	1,074
*	Exterran Holdings, Inc.	59,725	1,048
*	Oil States International, Inc.	46,707	1,000
	CARBO Ceramics Inc.	20,365	976
	Lufkin Industries, Inc.	16,378	808
*	Bristow Group, Inc.	34,599	783
*	Dril-Quip, Inc.	37,499	738

*	Helix Energy Solutions Group, Inc.	113,539	730
*	Key Energy Services, Inc.	149,384	710
*	Gulfmark Offshore, Inc.	24,862	704
*	TETRA Technologies, Inc.	142,796	688
*	Newpark Resources, Inc.	149,223	686
*	NATCO Group Inc.	36,021	653
*	Hornbeck Offshore Services, Inc.	38,642	652
*	Willbros Group, Inc.	77,946	645
*	Global Industries Ltd.	217,790	642
*	Complete Production Services, Inc.	77,883	638
*	Basic Energy Services Inc.	53,136	610
*	ION Geophysical Corp.	200,469	601
*	Matrix Service Co.	77,188	590
*	Cal Dive International, Inc.	96,030	587
*	PHI Inc. Non-Voting Shares	46,542	575
	RPC Inc.	66,435	571
*	Tesco Corp.	82,263	568
	Gulf Island Fabrication, Inc.	35,696	514
*	Allis-Chalmers Energy Inc.	80,948	511
*	Dawson Geophysical Co.	24,700	508
*	T-3 Energy Services, Inc.	38,179	502
*	OYO Geospace Corp.	21,724	494
*	Superior Well Services, Inc.	45,489	466
*	SulphCo, Inc.	264,307	423
*	Trico Marine Services, Inc.	102,220	390
			132,302
Oil, Gas & Consumable Fuels (79.3%)
	Coal & Consumable Fuels (2.5%)
	Peabody Energy Corp.	159,005	3,725
	CONSOL Energy, Inc.	111,257	3,223
	Arch Coal, Inc.	103,834	1,597
*	Alpha Natural Resources, Inc.	57,112	1,267
	Massey Energy Co.	73,549	1,149
	Walter Industries, Inc.	52,626	960
	Foundation Coal Holdings, Inc.	60,015	856
*	James River Coal Co.	73,458	834
*	Patriot Coal Corp.	93,712	794
*	International Coal Group, Inc.	259,814	738
*	USEC Inc.	176,790	681
*,^	Evergreen Energy, Inc.	54,431	21
*	Uranium Resources Inc.	5,496	3

	Integrated Oil & Gas (50.3%)
	ExxonMobil Corp.	1,479,288	118,565
	Chevron Corp.	1,276,973	100,893
	ConocoPhillips Co.	1,076,840	56,556
	Occidental Petroleum Corp.	426,661	23,099
	Marathon Oil Corp.	378,604	9,912

	Hess Corp.	158,580	8,570
	Murphy Oil Corp.	101,992	4,493

	Oil & Gas Exploration & Production (21.0%)
	Devon Energy Corp.	221,969	16,057
	Apache Corp.	177,157	13,694
	EOG Resources, Inc.	132,672	11,280
	XTO Energy, Inc.	294,150	11,248
	Anadarko Petroleum Corp.	251,688	10,332
*	Southwestern Energy Co.	190,078	6,533
	Chesapeake Energy Corp.	304,090	5,224
	Noble Energy, Inc.	96,830	5,062
	Range Resources Corp.	89,738	3,721
*	Ultra Petroleum Corp.	88,203	3,584
*	Petrohawk Energy Corp.	152,908	2,671
	Cabot Oil & Gas Corp.	68,136	2,042
*	Newfield Exploration Co.	88,153	1,991
*	Plains Exploration & Production Co.	75,591	1,750
*	Denbury Resources, Inc.	173,216	1,651
	Pioneer Natural Resources Co.	81,541	1,637
	Cimarex Energy Co.	56,810	1,612
*	Comstock Resources, Inc.	34,517	1,447
*	Whiting Petroleum Corp.	33,386	1,279
*	Forest Oil Corp.	71,182	1,242
*	EXCO Resources, Inc.	159,670	1,225
*	Encore Acquisition Co.	43,155	1,141
*	Concho Resources, Inc.	47,756	1,127
	Penn Virginia Corp.	35,054	1,053
	St. Mary Land & Exploration Co.	51,606	1,038
*	Arena Resources, Inc.	36,779	974
*	Goodrich Petroleum Corp.	25,977	937
*	SandRidge Energy, Inc.	101,180	896
*	Continental Resources, Inc.	45,746	894
*	Mariner Energy Inc.	80,740	887
*	CNX Gas Corp.	27,979	869
*	Contango Oil & Gas Co.	16,030	842
*	Carrizo Oil & Gas, Inc.	39,051	808
*	Bill Barrett Corp.	36,071	807
*	Swift Energy Co.	34,748	743
	Atlas America, Inc.	48,628	729
*	Quicksilver Resources, Inc.	114,743	715
*	Stone Energy Corp.	41,024	682
*	McMoRan Exploration Co.	60,105	676
*	ATP Oil & Gas Corp.	99,026	661
	W&T Offshore, Inc.	45,785	641
*	Petroleum Development Corp.	33,198	637
*	PetroQuest Energy, Inc.	90,431	634
*,^	BPZ Energy, Inc.	101,678	626

*	GeoGlobal Resources Inc.	345,783	622
	Berry Petroleum Class A	52,081	610
*	GMX Resources Inc.	21,078	606
*	Gulfport Energy Corp.	119,494	592
*	Clayton Williams Energy, Inc.	12,837	589
*	Rosetta Resources, Inc.	78,036	588
*	Vaalco Energy, Inc.	92,608	583
	APCO Argentina Inc.	20,276	578
*	Parallel Petroleum Corp.	176,574	556
*,^	Delta Petroleum Corp.	94,453	539
*	Oilsands Quest, Inc.	479,666	528
*	TXCO Resources Inc.	174,835	525
*	Harvest Natural Resources, Inc.	80,360	517
*	Warren Resources Inc.	153,070	510
*	Rex Energy Corp.	82,806	505
*	Brigham Exploration Co.	160,602	487
*	Energy Partners, Ltd.	143,365	485
*	Veneco Inc.	127,662	426
*	Approach Resources Inc.	48,055	418

	Oil & Gas Refining & Marketing (2.4%)
	Valero Energy Corp.	291,042	5,341
	Sunoco, Inc.	70,715	2,810
	Tesoro Corp.	116,998	1,075
	Frontier Oil Corp.	89,822	1,073
	World Fuel Services Corp.	26,100	947
	Holly Corp.	47,998	873
*	Aventine Renewable Energy Holdings, Inc.	797,226	638
	Delek US Holdings, Inc.	98,321	541
^	Western Refining, Inc.	70,028	531
	Alon USA Energy, Inc.	54,050	530
*	Rentech, Inc.	752,326	482
*	Clean Energy Fuels Corp.	98,800	479
*	CVR Energy, Inc.	122,623	429
*	Pacific Ethanol, Inc.	25,864	17
*,^	Verenium Corp.	4,968	4

	Oil & Gas Storage & Transportation (3.1%)
	Spectra Energy Corp.	340,188	5,532
	Williams Cos., Inc.	321,897	5,221
	El Paso Corp.	417,377	3,084
*	Kinder Morgan Management, LLC	44,934	1,854
	Southern Union Co.	90,333	1,241
	Overseas Shipholding Group Inc.	26,958	999
	General Maritime Corp.	49,025	635
*	Enbridge Energy Management LLC	21,677	612

	Crosstex Energy, Inc.		143,915	597
*,^	Cheniere Energy, Inc.		96,241	302
				508,346
Total Common Stocks (Cost $775,657)				640,648
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.2%)
[1,2]	Vanguard Market Liquidity Fund (Cost $993)	2.120%	993,200	993
Total Investments (100.2%) (Cost $776,650)				641,641
[2] Other Assets and Liabilities-Net (-0.2%)				(966)
Net Assets (100%)				640,675

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $828,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $993,000 of collateral received for securities on loan.

Energy Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $776,650,000. Net unrealized depreciation of investment securities for tax purposes was $135,009,000, consisting of unrealized gains of $32,171,000 on securities that had risen in value since their purchase and $167,180,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Financials Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Capital Markets (14.7%)
	Bank of New York Mellon Corp.	350,136	10,578
	The Goldman Sachs Group, Inc.	119,372	9,429
	Merrill Lynch & Co., Inc.	467,110	6,175
	State Street Corp.	131,988	5,558
	Charles Schwab Corp.	299,485	5,490
	Morgan Stanley	306,223	4,517
	Franklin Resources Corp.	50,073	3,042
	Northern Trust Corp.	60,820	2,791
	T. Rowe Price Group Inc.	75,028	2,567
	Invesco, Ltd.	119,152	1,495
	Ameriprise Financial, Inc.	66,255	1,223
*	TD Ameritrade Holding Corp.	72,890	969
	Legg Mason Inc.	42,749	770
	Raymond James Financial, Inc.	29,412	646
	Eaton Vance Corp.	33,634	643
	SEI Investments Co.	41,487	641
	Federated Investors, Inc.	28,261	561
*	Knight Capital Group, Inc. Class A	26,297	435
	Jefferies Group, Inc.	34,920	434
	Janus Capital Group Inc.	50,117	408
	Apollo Investment Corp.	43,686	371
	Greenhill & Co., Inc.	5,373	366
*	Affiliated Managers Group, Inc.	12,640	354
	Waddell & Reed Financial, Inc.	25,211	339
*	Stifel Financial Corp.	6,549	282
	American Capital Ltd.	62,658	266
*	Investment Technology Group, Inc.	13,523	226
*	Piper Jaffray Cos., Inc.	5,750	218
*	E*TRADE Financial Corp.	160,016	216
*	KBW Inc.	8,991	204
	optionsXpress Holdings Inc.	12,939	182
	Ares Capital Corp.	30,000	149
	BlackRock Kelso Capital Corp.	13,645	140
*	Riskmetrics Group Inc.	8,736	131
	Allied Capital Corp.	54,958	129
	SWS Group, Inc.	8,064	118
	Prospect Energy Corp.	8,147	103
*	LaBranche & Co. Inc.	17,327	85
	GFI Group Inc.	21,928	83
*	MF Global Ltd.	31,669	83
	MVC Capital, Inc.	6,343	71

	Capital Southwest Corp.	859	70
*	TradeStation Group, Inc.	9,456	66
	NGP Capital Resources Co.	5,985	59
	Hercules Technology Growth Capital, Inc.	8,206	53
	Cohen & Steers, Inc.	4,608	53
	BGC Partners, Inc.	13,219	50
	Gamco Investors Inc. Class A	1,831	50
*	FBR Capital Markets Corp.	8,444	42
	Westwood Holdings Group, Inc.	1,219	38
*	Penson Worldwide, Inc.	4,272	28
*	FCStone Group, Inc.	7,887	27
	Calamos Asset Management, Inc.	6,264	26
*	Thomas Weisel Partners Group, Inc.	2,617	11
	MCG Capital Corp.	1,214	1
			63,062
Commercial Banks (23.3%)
	Wells Fargo & Co.	1,082,199	31,265
	U.S. Bancorp	532,134	14,357
	PNC Financial Services Group	105,773	5,582
	BB&T Corp.	168,006	5,035
	Wachovia Corp.	659,545	3,707
	SunTrust Banks, Inc.	102,521	3,253
	Regions Financial Corp.	213,491	2,175
	Fifth Third Bancorp	158,958	1,520
	M & T Bank Corp.	21,991	1,413
	KeyCorp	149,176	1,399
	Marshall & Ilsley Corp.	71,681	1,107
	Zions Bancorp	32,970	1,051
	Comerica, Inc.	46,278	1,044
	Cullen/Frost Bankers, Inc.	16,196	878
	Commerce Bancshares, Inc.	19,777	866
	Huntington Bancshares Inc.	106,921	855
	Associated Banc-Corp.	37,130	807
	Valley National Bancorp	39,270	759
	Synovus Financial Corp.	86,197	717
	First Horizon National Corp.	61,692	659
	Bank of Hawaii Corp.	14,707	656
	Fulton Financial Corp.	53,467	595
	TCF Financial Corp.	35,092	586
	FirstMerit Corp.	24,933	549
	City National Corp.	12,493	548
	Popular, Inc.	82,311	514
	BancorpSouth, Inc.	22,726	505
	Wilmington Trust Corp.	20,590	498
	Westamerica Bancorporation	8,954	476
	National City Corp.	222,376	447
	United Bankshares, Inc.	12,681	422
	UMB Financial Corp.	8,780	420
	Susquehanna Bancshares, Inc.	26,437	404
	Prosperity Bancshares, Inc.	12,215	403
	International Bancshares Corp.	16,803	395
*	SVB Financial Group	9,848	394
	Old National Bancorp	20,321	349
	Whitney Holdings Corp.	19,686	345

	National Penn Bancshares Inc.	22,025	339
	BOK Financial Corp.	7,293	338
	Glacier Bancorp, Inc.	18,515	329
	F.N.B. Corp.	26,591	329
*	Signature Bank	10,582	315
	Hancock Holding Co.	7,208	311
	Trustmark Corp.	14,951	298
	East West Bancorp, Inc.	19,488	288
	PrivateBancorp, Inc.	9,073	283
	First Commonwealth Financial Corp.	23,210	279
	First Midwest Bancorp, Inc.	14,901	274
	First BanCorp Puerto Rico	24,271	266
	Cathay General Bancorp	12,858	264
	First Financial Bankshares, Inc.	4,749	248
	NBT Bancorp, Inc.	9,309	247
	S & T Bancorp, Inc.	7,261	247
	Umpqua Holdings Corp.	18,554	246
	Webster Financial Corp.	16,068	241
	Park National Corp.	3,460	237
	Community Bank System, Inc.	9,835	227
	CVB Financial Corp.	19,062	214
	PacWest Bancorp	8,013	213
	Pacific Capital Bancorp	13,448	212
	MB Financial, Inc.	8,033	210
*	Investors Bancorp, Inc.	14,854	208
	First Citizens BancShares Class A	1,343	189
	IBERIABANK Corp.	3,376	178
	WesBanco, Inc.	6,859	177
	City Holding Co.	4,989	177
	Chemical Financial Corp.	6,572	163
	UCBH Holdings, Inc.	33,948	158
^	United Community Banks, Inc.	11,544	152
	Sterling Bancshares, Inc.	22,572	151
	Wintrust Financial Corp.	7,219	149
	Colonial BancGroup, Inc.	58,959	148
	First Busey Corp.	8,349	143
	TowneBank	6,276	141
	Community Trust Bancorp Inc.	4,179	136
	Harleysville National Corp.	9,217	129
*	Texas Capital Bancshares, Inc.	7,885	127
	First Financial Corp. (IN)	3,009	125
*	Pinnacle Financial Partners, Inc.	4,527	124
	First Financial Bancorp	9,721	121
	Renasant Corp.	6,209	120
	Boston Private Financial Holdings, Inc.	16,810	116
	Independent Bank Corp. (MA)	4,800	114
	Central Pacific Financial Co.	8,875	114
	Tompkins Trustco, Inc.	2,039	112

	Univest Corp. of Pennsylvania	3,406	107
	Bank of the Ozarks, Inc.	3,853	105
	First Merchants Corp.	5,109	103
	Simmons First National Corp.	3,480	102
	TriCo Bancshares	4,103	98
	The South Financial Group, Inc.	22,565	97
	Sandy Spring Bancorp, Inc.	4,972	97
	Provident Bankshares Corp.	10,188	96
	Capital City Bank Group, Inc.	3,214	95
	First Source Corp.	4,115	91
	S.Y. Bancorp, Inc.	3,425	91
	Union Bankshares Corp.	3,973	90
	Home Bancshares Inc.	3,255	86
	Sterling Financial Corp.	16,086	86
	First Community Bancshares, Inc.	2,874	83
	BancFirst Corp.	1,851	81
	Mainsource Financial Group, Inc.	5,201	81
	Nara Bancorp, Inc.	7,450	81
	Heartland Financial USA, Inc.	3,549	77
	Northfield Bancorp, Inc.	6,305	74
	Citizens Banking Corp.	29,978	71
	Lakeland Financial Corp.	3,097	69
	Washington Trust Bancorp, Inc.	3,490	68
	Arrow Financial Corp.	2,348	68
*	Western Alliance Bancorp	5,991	66
	Greene County Bancshares	3,829	62
	CoBiz Inc.	5,700	62
	Republic Bancorp, Inc. Class A	2,760	61
	Southwest Bancorp, Inc.	4,278	61
	Suffolk Bancorp	1,817	60
	Old Second Bancorp, Inc.	3,774	57
	Columbia Banking System, Inc.	5,598	56
^	Cascade Bancorp	6,844	47
	Oriental Financial Group Inc.	6,860	43
	Southside Bancshares, Inc.	1,912	43
^	Frontier Financial Corp.	13,263	38
	Wilshire Bancorp Inc.	5,378	37
	Banner Corp.	3,364	35
	StellarOne Corp.	1,983	33
	Sterling Bancorp	2,506	33
	SCBT Financial Corp.	960	33
*	Guaranty Bancorp	16,362	32
	Hanmi Financial Corp.	11,817	28
	City Bank Lynnwood (WA)	4,140	27
*	Virginia Commerce Bancorp, Inc.	6,171	27
	Capitol Bancorp Ltd.	4,388	24
	Amcore Financial, Inc.	6,511	24
	West Coast Bancorp	4,563	22

	Seacoast Banking Corp. of Florida	4,363	22
	Great Southern Bancorp, Inc.	2,621	20
	Independent Bank Corp. (MI)	6,278	16
	Integra Bank Corp.	5,879	15
	Taylor Capital Group, Inc.	1,782	15
	First State Bancorporation	6,077	9
	W Holding Co., Inc.	17,619	5
	Midwest Banc Holdings, Inc.	2,595	5
			100,097
Consumer Finance (3.6%)
	American Express Co.	318,720	7,429
	Capital One Financial Corp.	115,281	3,967
	Discover Financial Services	132,576	1,356
*	SLM Corp.	143,472	1,321
*,^	AmeriCredit Corp.	35,456	261
	Cash America International Inc.	8,980	243
*	EZCORP, Inc.	10,613	175
*	First Cash Financial Services, Inc.	8,177	126
*	World Acceptance Corp.	4,583	90
	Nelnet, Inc.	5,963	78
*	Dollar Financial Corp.	7,639	58
	Student Loan Corp.	1,253	47
*	Credit Acceptance Corp.	3,145	41
	Advanta Corp. Class B	9,837	29
	The First Marblehead Corp.	19,660	27
	Advance America, Cash Advance Centers, Inc.	13,151	23
*,^	CompuCredit Corp.	4,936	17
*	Cardtronics Inc.	4,110	6
	Advanta Corp. Class A	2,501	5
			15,299
Diversified Financial Services (19.8%)
	JPMorgan Chase & Co.	1,125,509	35,634
	Bank of America Corp.	1,499,450	24,366
	Citigroup, Inc.	1,663,737	13,792
	CME Group, Inc.	18,547	3,931
	Moody's Corp.	63,932	1,388
*	IntercontinentalExchange Inc.	17,283	1,272
	Leucadia National Corp.	57,314	1,120
	NYSE Euronext	40,800	971
*	Nasdaq Stock Market Inc.	43,002	925
*	MSCI, Inc.-Class A Shares	21,477	331
	CIT Group Inc.	87,556	292
*	Interactive Brokers Group, Inc.	12,488	228
*	Portfolio Recovery Associates, Inc.	4,641	157
	Financial Federal Corp.	7,414	143
*	PHH Corp.	16,953	129
*	PICO Holdings, Inc.	5,284	120
	Compass Diversified Trust	6,772	68

	Life Partners Holdings	1,816	65
*	MarketAxess Holdings, Inc.	9,063	58
*	NewStar Financial, Inc.	11,145	53
*	Asset Acceptance Capital Corp.	4,622	30
	Resource America, Inc.	2,751	12
*	Primus Guaranty, Ltd.	1,536	1
	ASTA Funding, Inc.	350	1
			85,087
Insurance (24.0%)
*	Berkshire Hathaway Inc. Class B	3,065	10,724
	The Travelers Cos., Inc.	180,486	7,878
	MetLife, Inc.	238,960	6,872
	AFLAC Inc.	145,442	6,734
	The Chubb Corp.	110,150	5,657
	Ace Ltd.	101,809	5,320
	Marsh & McLennan Cos., Inc.	157,208	4,009
	The Allstate Corp.	157,113	3,997
	Aon Corp.	76,302	3,456
	Progressive Corp. of Ohio	196,016	2,944
	Prudential Financial, Inc.	129,782	2,816
	Loews Corp.	100,540	2,754
	Unum Group	106,446	1,586
	American International Group, Inc.	736,712	1,481
	Everest Re Group, Ltd.	18,755	1,472
	Cincinnati Financial Corp.	47,707	1,395
	W.R. Berkley Corp.	44,760	1,273
	Willis Group Holdings Ltd.	51,683	1,192
*	Philadelphia Consolidated Holding Corp.	18,638	1,145
	PartnerRe Ltd.	16,191	1,133
	The Principal Financial Group, Inc.	79,506	1,098
	Lincoln National Corp.	79,910	1,097
	Axis Capital Holdings Ltd.	41,984	1,063
	Torchmark Corp.	26,562	960
*	Markel Corp.	2,903	894
*	Arch Capital Group Ltd.	12,771	866
*	Reinsurance Group of America, Inc.	21,240	862
	RenaissanceRe Holdings Ltd.	17,681	833
	HCC Insurance Holdings, Inc.	35,353	824
	The Hartford Financial Services Group Inc.	92,039	778
	Fidelity National Financial, Inc. Class A	62,486	770
	Assurant, Inc.	35,315	769
	Brown & Brown, Inc.	36,663	730
	Nationwide Financial Services, Inc.	14,073	715
	Arthur J. Gallagher & Co.	28,519	707
	Old Republic International Corp.	67,475	692
	White Mountains Insurance Group Inc.	2,499	675
	The Hanover Insurance Group Inc.	15,813	638
	First American Corp.	24,265	583

*	ProAssurance Corp.	9,545	521
	StanCorp Financial Group, Inc.	15,104	503
	Aspen Insurance Holdings Ltd.	25,833	476
	XL Capital Ltd. Class A	93,745	472
	American Financial Group, Inc.	22,545	462
	Platinum Underwriters Holdings, Ltd.	15,011	461
*	Alleghany Corp.	1,659	440
	IPC Holdings Ltd.	15,206	426
	Allied World Assurance Holdings, Ltd.	12,039	426
	Endurance Specialty Holdings Ltd.	15,701	423
	Odyssey Re Holdings Corp.	8,654	389
	Erie Indemnity Co. Class A	10,366	388
	Mercury General Corp.	8,359	380
	Montpelier Re Holdings Ltd.	27,562	380
	Zenith National Insurance Corp.	11,483	379
	Selective Insurance Group	16,380	376
	MBIA, Inc.	62,098	363
	R.L.I. Corp.	5,613	327
	Transatlantic Holdings, Inc.	8,176	324
*	Argo Group International Holdings	9,478	300
	Unitrin, Inc.	14,430	276
	Employers Holdings, Inc.	15,100	246
	Assured Guaranty Ltd.	21,075	237
	Infinity Property & Casualty Corp.	4,960	228
*	Navigators Group, Inc.	4,099	223
	Genworth Financial Inc.	133,503	194
*	Conseco, Inc.	56,715	191
	Protective Life Corp.	20,500	191
	Harleysville Group, Inc.	4,534	171
	Max Re Capital Ltd.	13,884	160
	Delphi Financial Group, Inc.	12,774	155
	Safety Insurance Group, Inc.	4,255	149
	Tower Group, Inc.	6,418	146
	United Fire & Casualty Co.	6,800	145
*	Hilltop Holdings Inc.	13,845	135
*	FPIC Insurance Group, Inc.	2,715	126
^	Ambac Financial Group, Inc.	84,992	119
*	Enstar Group Ltd.	2,385	113
	Castlepoint Holdings Ltd.	10,703	110
	Flagstone Reinsurance Holdings Ltd.	10,498	108
	National Western Life Insurance Co. Class A	659	106
	Horace Mann Educators Corp.	12,382	105
	American Physicians Capital, Inc.	2,665	102
	The Phoenix Cos., Inc.	33,951	97
	American Equity Investment Life Holding Co.	15,475	96
*	Citizens, Inc.	9,930	94
*	Amerisafe Inc.	5,769	93
	State Auto Financial Corp.	4,194	90

	OneBeacon Insurance Group Ltd.	7,620	83
*	United America Indemnity, Ltd.	6,339	82
	Presidential Life Corp.	6,962	75
	Amtrust Financial Services Inc.	8,352	75
*	CNA Surety Corp.	5,478	66
	Kansas City Life Insurance Co.	1,416	65
*	Greenlight Capital Re. Ltd.	6,027	63
	Stewart Information Services Corp.	5,265	62
	Donegal Group Inc. Class A	3,705	58
	FBL Financial Group, Inc. Class A	4,489	51
*	eHealth, Inc.	4,524	50
	EMC Insurance Group, Inc.	1,793	44
	Baldwin & Lyons, Inc. Class B	2,392	44
*	Crawford & Co. Class B	3,396	38
	National Interstate Corp.	1,718	29
*	Seabright Insurance Holdings, Inc.	2,542	27
*	Crawford & Co.	3,849	23
*	First Acceptance Corp.	5,485	19
	National Financial Partners Corp.	11,666	19
			102,787
Real Estate Investment Trusts (11.4%)
	Simon Property Group, Inc. REIT	69,067	3,281
	Public Storage, Inc. REIT	38,943	2,722
	Equity Residential REIT	83,062	2,528
	Annaly Mortgage Management Inc. REIT	164,615	2,365
	Vornado Realty Trust REIT	42,422	2,267
	Boston Properties, Inc. REIT	36,736	1,962
	Plum Creek Timber Co. Inc. REIT	52,525	1,869
	HCP, Inc. REIT	76,400	1,579
	Avalonbay Communities, Inc. REIT	23,664	1,436
	Host Hotels & Resorts Inc. REIT	152,476	1,147
	Health Care Inc. REIT	29,827	1,133
	Federal Realty Investment Trust REIT	18,080	1,046
	Ventas, Inc. REIT	43,723	1,005
	Kimco Realty Corp. REIT	70,180	993
	Rayonier Inc. REIT	24,072	804
	Regency Centers Corp. REIT	21,452	764
	Essex Property Trust, Inc. REIT	7,806	675
	Nationwide Health Properties, Inc. REIT	29,544	669
	UDR, Inc. REIT	41,931	634
	Realty Income Corp. REIT	31,081	627
	Liberty Property Trust REIT	30,066	575
	Digital Realty Trust, Inc. REIT	20,709	567
	AMB Property Corp. REIT	30,085	518
	Senior Housing Properties Trust REIT	34,514	481
	Highwood Properties, Inc. REIT	19,544	467
	Corporate Office Properties Trust, Inc. REIT	15,686	466
	BRE Properties Inc. Class A REIT	15,579	457

	Alexandria Real Estate Equities, Inc. REIT	9,892	438
	Camden Property Trust REIT	16,254	430
	Washington REIT	15,099	400
	Taubman Co. REIT	16,134	385
	Mack-Cali Realty Corp. REIT	20,254	384
	Home Properties, Inc. REIT	9,706	379
	MFA Mortgage Investments, Inc. REIT	60,465	374
	Apartment Investment & Management Co. Class A REIT	32,456	372
	Duke Realty Corp. REIT	45,175	371
	Tanger Factory Outlet Centers, Inc. REIT	9,743	357
	Healthcare Realty Trust Inc. REIT	17,848	342
	SL Green Realty Corp. REIT	17,859	339
	Omega Healthcare Investors, Inc. REIT	25,321	335
	Weingarten Realty Investors REIT	23,274	332
	Hospitality Properties Trust REIT	28,865	331
	Potlatch Corp. REIT	12,121	323
	ProLogis REIT	80,978	310
	Kilroy Realty Corp. REIT	10,093	308
	Douglas Emmett, Inc. REIT	29,876	305
	National Retail Properties REIT	22,566	303
	The Macerich Co. REIT	22,443	302
	Mid-America Apartment Communities, Inc. REIT	8,065	299
	CapitalSource Inc. REIT	57,258	298
	American Campus Communities, Inc. REIT	12,264	275
	Entertainment Properties Trust REIT	10,106	248
	Equity Lifestyle Properties, Inc. REIT	7,138	247
	EastGroup Properties, Inc. REIT	7,647	246
	DCT Industrial Trust Inc. REIT	52,896	237
	Franklin Street Properties Corp. REIT	18,352	233
	BioMed Realty Trust, Inc. REIT	24,319	227
	PS Business Parks, Inc. REIT	4,626	220
	Hatteras Financial Corp.	8,241	212
	Post Properties, Inc. REIT	13,493	212
^	Equity One, Inc. REIT	12,440	206
	Extra Space Storage Inc. REIT	23,166	205
	Inland Real Estate Corp. REIT	18,202	203
	HRPT Properties Trust REIT	69,385	191
	Sovran Self Storage, Inc. REIT	6,737	183
	Developers Diversified Realty Corp. REIT	36,869	177
	Investors Real Estate Trust REIT	17,811	175
	National Health Investors REIT	7,657	173
	Capstead Mortgage Corp. REIT	16,390	172
	Anworth Mortgage Asset Corp. REIT	25,325	160
	Saul Centers, Inc. REIT	4,368	154
	Cousins Properties, Inc. REIT	13,408	145
	Chimera Investment Corp.	44,993	134
	Brandywine Realty Trust REIT	26,857	132
	Alexander's, Inc. REIT	619	132

	Acadia Realty Trust REIT	9,391	131
	Medical Properties Trust Inc. REIT	20,785	129
	First Industrial Realty Trust REIT	13,701	118
	LTC Properties, Inc. REIT	5,949	116
	LaSalle Hotel Properties REIT	12,473	110
	DiamondRock Hospitality Co. REIT	29,492	110
	Universal Health Realty Income REIT	3,448	108
	Getty Realty Holding Corp. REIT	5,674	106
	Redwood Trust, Inc. REIT	8,047	105
	General Growth Properties Inc. REIT	74,104	102
	Lexington Realty Trust REIT	18,849	91
	U-Store-It Trust REIT	15,237	84
	Urstadt Biddle Properties Class A REIT	5,210	82
	CBL & Associates Properties, Inc. REIT	19,330	79
	Colonial Properties Trust REIT	13,841	78
	Sunstone Hotel Investors, Inc. REIT	16,070	77
	First Potomac REIT	8,410	68
	Parkway Properties Inc. REIT	4,800	66
	Cedar Shopping Centers, Inc. REIT	13,840	65
	American Capital Agency Corp.	3,210	64
^	Anthracite Capital Inc. REIT	21,072	64
	NorthStar Realty Finance Corp. REIT	18,237	62
	Sun Communities, Inc. REIT	5,148	56
^	iStar Financial Inc. REIT	41,735	56
	Pennsylvania REIT	12,267	55
	Ashford Hospitality Trust REIT	35,345	55
	RAIT Financial Trust REIT	18,418	44
	Education Realty Trust, Inc. REIT	8,956	40
	Kite Realty Group Trust REIT	10,174	40
	Hersha Hospitality Trust REIT	11,070	39
	FelCor Lodging Trust, Inc. REIT	19,393	33
	Newcastle Investment Corp. REIT	16,493	29
	Ramco-Gershenson Properties Trust REIT	5,717	28
	Glimcher Realty Trust REIT	11,855	28
	CapLease, Inc. REIT	13,122	27
	Winthrop Realty Trust Inc. REIT	10,709	25
	DuPont Fabros Technology Inc.	11,030	24
	Strategic Hotels and Resorts, Inc. REIT	23,166	23
	Maguire Properties, Inc. REIT	11,916	23
	Capital Trust Class A REIT	4,249	21
	Arbor Realty Trust, Inc. REIT	5,982	16
	Gramercy Capital Corp. REIT	13,358	15
	Urstadt Biddle Properties REIT	988	15
	JER Investors Trust Inc. REIT	7,364	10
*	Friedman, Billings, Ramsey Group, Inc. REIT	46,241	9
	Crystal River Capital Inc. REIT	219	—
			48,679

Real Estate Management & Development (0.4%)
*,^	The St. Joe Co.	28,361	749
*	CB Richard Ellis Group, Inc.	66,817	305
	Jones Lang LaSalle Inc.	9,781	233
	Forest City Enterprise Class A	19,387	116
*	Tejon Ranch Co.	3,954	103
	Consolidated-Tomoka Land Co.	1,496	51
*	Forestar Real Estate Group, Inc.	11,057	51
*	Avatar Holding, Inc.	1,680	49
	Grubb & Ellis Co.	13,286	18
*	FX Real Estate and Entertainment Inc.	1,171	—
*	Meruelo Maddux Properties Inc.	533	—
			1,675
Thrifts & Mortgage Finance (2.8%)
	Hudson City Bancorp, Inc.	143,610	2,400
	People's United Financial Inc.	106,326	2,028
	New York Community Bancorp, Inc.	100,200	1,308
	First Niagara Financial Group, Inc.	34,299	532
	Astoria Financial Corp.	25,176	465
	TFS Financial Corp.	35,684	458
	Washington Federal Inc.	26,968	455
	NewAlliance Bancshares, Inc.	30,049	414
*	Sovereign Bancorp, Inc.	167,047	413
	Fannie Mae	331,532	385
	Capitol Federal Financial	6,809	291
	Provident Financial Services Inc.	16,562	248
	TrustCo Bank NY	22,849	242
	Freddie Mac	198,098	234
	Brookline Bancorp, Inc.	18,059	204
	Bank Mutual Corp.	14,251	146
	Provident New York Bancorp, Inc.	11,128	135
	Northwest Bancorp, Inc.	5,877	126
*	Beneficial Mutual Bancorp, Inc.	10,242	120
	MGIC Investment Corp.	38,949	106
	Dime Community Bancshares	7,348	99
*	Ocwen Financial Corp.	11,502	94
	Berkshire Hills Bancorp, Inc.	2,979	86
	Kearny Financial Corp.	6,573	84
	WSFS Financial Corp.	1,852	81
	First Financial Holdings, Inc.	3,416	76
*	Oritani Financial Corp.	4,362	74
Radian Group, Inc.	25,165	68
BankFinancial Corp.	6,146	67
Westfield Financial, Inc.	5,946	61
Danvers Bancorp, Inc.	4,572	58
Flushing Financial Corp.	4,246	58
Abington Community Bancorp Inc.	5,578	57

	ViewPoint Financial Group		3,476	56
	Roma Financial Corp.		2,928	43
	The PMI Group Inc.		25,467	42
	Clifton Savings Bancorp, Inc.		2,823	33
*	Guaranty Financial Group, Inc.		11,031	30
*	Meridian Interstate Bancorp, Inc.		3,230	30
	United Financial Bancorp, Inc.		1,262	17
*	First Federal Financial Corp.		4,290	16
	Anchor Bancorp Wisconsin Inc.		5,275	15
*	Waterstone Financial, Inc.		2,869	14
	Corus Bankshares Inc.		9,662	11
	United Community Financial Corp.		4,894	9
	Flagstar Bancorp, Inc.		10,903	8
	First Place Financial Corp.		1,711	7
	TierOne Corp.		1,596	5
				12,009
Total Common Stocks (Cost $863,781)				428,695
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.2%)

[1,2]	Vanguard Market Liquidity Fund (Cost $806)	2.120%	806,127	806
Total Investments (100.2%) (Cost $864,587)				429,501
[2] Other Assets and Liabilities-Net (-0.2%)				(951)
Net Assets (100%)				428,550

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $733,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $806,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $864,587,000. Net unrealized depreciation of investment securities for tax purposes was $435,086,000, consisting of unrealized gains of $1,196,000 on securities that had risen in value since their purchase and $436,282,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Health Care Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.1%)
Biotechnology (17.7%)
*	Amgen, Inc.	477,829	26,539
*	Gilead Sciences, Inc.	411,227	18,419
*	Genentech, Inc.	212,474	16,275
*	Celgene Corp.	203,470	10,601
*	Genzyme Corp.	120,200	7,695
*	Biogen Idec Inc.	129,939	5,498
*	Cephalon, Inc.	30,397	2,234
*	Vertex Pharmaceuticals, Inc.	66,356	1,632
*	Myriad Genetics, Inc.	20,431	1,211
*	Alexion Pharmaceuticals, Inc.	32,737	1,102
*	OSI Pharmaceuticals, Inc.	25,474	948
*	BioMarin Pharmaceutical Inc.	43,997	749
*	Onyx Pharmaceuticals, Inc.	24,790	697
*	Cubist Pharmaceuticals, Inc.	25,165	618
*	United Therapeutics Corp.	10,092	553
	PDL BioPharma Inc.	53,245	510
*	Isis Pharmaceuticals, Inc.	42,624	489
*	Amylin Pharmaceuticals, Inc.	61,210	454
*	Regeneron Pharmaceuticals, Inc.	27,314	422
	Martek Biosciences Corp.	14,627	409
*	Cepheid, Inc.	25,443	345
*	Celera Corp.	35,432	345
*	Alkermes, Inc.	42,367	313
*	Acorda Therapeutics Inc.	15,675	284
*	Medarex, Inc.	53,947	272
*	Alnylam Pharmaceuticals Inc.	14,544	265
*	CV Therapeutics, Inc.	27,118	246
*	Seattle Genetics, Inc.	28,025	243
*	Abraxis BioScience	3,580	209
*	Dendreon Corp.	41,656	203
*	Cougar Biotechnology Inc.	7,384	179
*	Allos Therapeutics Inc.	24,750	178
*	InterMune Inc.	13,896	160
*	Omrix Biopharmaceuticals, Inc.	6,418	160

*,^	Osiris Therapeutics, Inc.	7,138	136
*	Theravance, Inc.	20,279	135
*	Incyte Corp.	38,317	128
*	Arena Pharmaceuticals, Inc.	32,250	124
*	NPS Pharmaceuticals Inc.	19,595	120
*	Rigel Pharmaceuticals, Inc.	16,058	119
*	Geron Corp.	34,040	119
*	Genomic Health, Inc.	6,279	116
*	Progenics Pharmaceuticals, Inc.	11,919	110
*	Halozyme Therapeutics Inc.	29,606	110
*	Momenta Pharmaceuticals, Inc.	11,345	101
*	Human Genome Sciences, Inc.	57,231	99
*	GTx, Inc.	6,693	99
*	Nabi Biopharmaceuticals	23,064	92
*	Savient Pharmaceuticals Inc.	23,841	88
*,^	MannKind Corp.	26,553	84
*	Ligand Pharmaceuticals Inc. Class B	39,906	82
*	Array BioPharma Inc.	20,021	76
*	Indevus Pharmaceuticals, Inc.	29,483	74
*	Pharmasset, Inc.	4,226	70
*	Emergent BioSolutions Inc.	2,800	63
*	Lexicon Pharmaceuticals Inc.	33,551	57
*	Opko Health, Inc.	35,804	55
*	Affymax Inc.	4,751	55
*	XOMA Ltd.	58,811	55
*	Neurocrine Biosciences, Inc.	17,279	54
*	Orexigen Therapeutics Inc.	7,641	53
*	Zymogenetics, Inc.	18,276	50
*	Idenix Pharmaceuticals Inc.	7,700	45
*	Senomyx, Inc.	13,766	41
*	Sangamo BioSciences, Inc.	15,682	39
*	Amicus Therapeutics, Inc.	3,524	31
*	Acadia Pharmaceuticals Inc.	541	1
			103,138
Health Care Equipment & Supplies (16.4%)
	Medtronic, Inc.	503,639	15,371
	Baxter International, Inc.	280,821	14,855
	Covidien Ltd.	224,391	8,269
	Becton, Dickinson & Co.	108,863	6,916
	Stryker Corp.	129,057	5,023
*	St. Jude Medical, Inc.	152,888	4,285
*	Zimmer Holdings, Inc.	100,613	3,755
*	Boston Scientific Corp.	602,801	3,719
	C.R. Bard, Inc.	44,455	3,647
*	Intuitive Surgical, Inc.	17,348	2,299
*	Varian Medical Systems, Inc.	56,328	2,273
*	Hospira, Inc.	71,266	2,140

	DENTSPLY International Inc.	63,331	1,652
*	Hologic, Inc.	114,603	1,611
*	Edwards Lifesciences Corp.	25,170	1,253
*	ResMed Inc.	33,733	1,226
	Beckman Coulter, Inc.	28,064	1,223
*	Gen-Probe Inc.	24,223	893
	Teleflex Inc.	17,671	837
*	IDEXX Laboratories, Inc.	26,884	831
*	Immucor Inc.	31,439	763
	STERIS Corp.	26,091	721
*	Haemonetics Corp.	11,448	655
*	Thoratec Corp.	24,240	607
*	Masimo Corp.	21,263	580
*	Inverness Medical Innovations, Inc.	32,749	575
*	Nuvasive, Inc.	15,834	545
	Hill-Rom Holdings, Inc.	26,296	540
*	Kinetic Concepts, Inc.	24,104	522
	West Pharmaceutical Services, Inc.	14,439	513
	Meridian Bioscience Inc.	17,883	426
	Datascope Corp.	5,946	310
*	CONMED Corp.	12,734	299
*	Integra LifeSciences Holdings	9,191	289
*	American Medical Systems Holdings, Inc.	32,365	285
*	Wright Medical Group, Inc.	16,495	280
	Cooper Cos., Inc.	20,143	270
*	Greatbatch, Inc.	10,075	255
	Mentor Corp.	15,144	245
	Analogic Corp.	5,975	233
*	Volcano Corp.	12,559	205
*	Conceptus, Inc.	13,385	197
	Invacare Corp.	13,212	195
*	ABIOMED, Inc.	13,722	193
*	Align Technology, Inc.	26,329	184
*	Quidel Corp.	13,149	179
*	ICU Medical, Inc.	5,619	170
*	Merit Medical Systems, Inc.	11,614	168
*	Cyberonics, Inc.	12,186	167
*	Zoll Medical Corp.	9,242	165
*	SurModics, Inc.	6,923	157
*	Advanced Medical Optics, Inc.	27,015	157
*	ArthroCare Corp.	11,788	154
*	Natus Medical Inc.	11,433	145
*	Symmetry Medical Inc.	15,807	142
*	SonoSite, Inc.	7,511	136
*	Neogen Corp.	5,835	132
*	ev3 Inc.	25,730	129
*	Abaxis, Inc.	9,696	129

*	AndioDynamics, Inc.	10,362	124
*	CryoLife Inc.	11,907	108
*	Sirona Dental Systems Inc.	8,561	103
*	Accuray Inc.	18,590	94
*	IRIS International, Inc.	6,854	88
*	Kensey Nash Corp.	4,684	87
*	Orthofix International N.V.	6,807	81
*	OraSure Technologies, Inc.	20,916	72
*	Palomar Medical Technologies, Inc.	7,900	71
*	Stereotaxis Inc.	12,543	60
*	VNUS Medical Technologies, Inc.	3,917	59
*	RTI Biologics, Inc.	20,300	55
*,^	Hansen Medical Inc.	5,614	52
*	Cynosure Inc.	4,290	40
*	Insulet Corp.	7,710	38
*	TomoTherapy, Inc.	9,969	23
			95,250
Health Care Providers & Services (14.3%)
	UnitedHealth Group Inc.	544,291	11,436
*	Medco Health Solutions, Inc.	226,181	9,500
*	WellPoint Inc.	228,523	8,135
*	Express Scripts Inc.	93,692	5,388
	Cardinal Health, Inc.	160,673	5,225
	Aetna Inc.	210,786	4,599
	McKesson Corp.	123,330	4,309
	Quest Diagnostics, Inc.	74,145	3,453
*	Laboratory Corp. of America Holdings	49,841	3,158
*	DaVita, Inc.	46,867	2,355
*	Humana Inc.	75,770	2,291
	AmerisourceBergen Corp.	70,803	2,220
	CIGNA Corp.	122,854	1,488
*	Henry Schein, Inc.	40,473	1,446
	Omnicare, Inc.	52,832	1,274
*	Coventry Health Care Inc.	67,693	844
	Universal Health Services Class B	21,054	782
*	Lincare Holdings, Inc.	32,593	780
*	Patterson Companies, Inc.	40,636	765
	Owens & Minor, Inc.	18,340	762
*	VCA Antech, Inc.	37,559	716
*	Pediatrix Medical Group, Inc.	20,980	653
*	Psychiatric Solutions, Inc.	24,741	626
*	Magellan Health Services, Inc.	18,061	593
*	AMERIGROUP Corp.	23,763	584
*	Community Health Systems, Inc.	42,990	561
*	PSS World Medical, Inc.	27,515	478
*	LifePoint Hospitals, Inc.	22,921	460
*	Amedisys Inc.	11,781	458

	Chemed Corp.	10,585	431
*	Health Net Inc.	47,883	431
*	HealthSouth Corp.	39,170	385
*	Centene Corp.	19,474	360
*	Catalyst Health Solutions, Inc.	15,170	341
*	Healthspring, Inc.	22,484	328
*	HMS Holdings Corp.	10,558	311
*	Gentiva Health Services, Inc.	12,071	305
*	AmSurg Corp.	13,951	278
*	Tenet Healthcare Corp.	213,782	259
	Landauer, Inc.	4,131	237
*	LHC Group Inc.	6,826	228
*	PharMerica Corp.	13,524	225
*	Hanger Orthopedic Group, Inc.	13,668	219
*	AthenaHealth Inc.	7,968	218
*	Universal American Corp.	18,883	188
*	Sun Healthcare Group Inc.	17,361	174
*	inVentiv Health, Inc.	14,377	173
*	WellCare Health Plans Inc.	18,618	167
*	Health Management Associates Class A	108,036	158
*	Molina Healthcare Inc.	6,349	150
*	Kindred Healthcare, Inc.	13,668	147
*	Res-Care, Inc.	11,072	144
*	AMN Healthcare Services, Inc.	15,309	137
*	Emergency Medical Services LP Class A	3,965	134
	National Healthcare Corp.	2,878	131
*	Healthways, Inc.	15,994	129
*	Genoptix, Inc.	4,062	129
*	MWI Veterinary Supply Inc.	4,882	122
*	Almost Family Inc.	2,727	120
*	Odyssey Healthcare, Inc.	14,620	119
*	Bio-Reference Laboratories, Inc.	5,304	118
*	Assisted Living Concepts Inc.	25,295	118
*	Cross Country Healthcare, Inc.	13,267	116
*	RehabCare Group, Inc.	7,055	103
*	Skilled Healthcare Group Inc.	8,611	93
*	Alliance Imaging, Inc.	11,379	89
*	CorVel Corp.	3,726	82
*	IPC The Hospitalist Co.	4,632	81
*	Triple-S Management Corp.	7,218	79
*	Air Methods Corp.	4,886	77
*	Emeritus Corp.	9,620	66
	Brookdale Senior Living Inc.	16,011	65
*	MedCath Corp.	7,301	54
	Ensign Group Inc.	2,813	41
*	Chindex International, Inc.	5,016	30
*	Nighthawk Radiology Holdings, Inc.	8,926	26

*,^	Virtual Radiologic Corp.	3,285	24
*	Sunrise Senior Living, Inc.	20,270	15
			83,494
Health Care Technology (0.7%)
*	Cerner Corp.	30,518	1,098
	IMS Health, Inc.	81,022	1,065
*	HLTH Corp.	78,101	732
*	Eclipsys Corp.	21,579	283
*	Phase Forward Inc.	17,938	249
	Allscripts Healthcare Solutions, Inc.	25,364	195
*	Omnicell, Inc.	15,055	171
*	MedAssets, Inc.	13,270	169
	Computer Programs and Systems, Inc.	4,118	115
*	Vital Images, Inc.	7,431	87
			4,164
Life Sciences Tools & Services (3.8%)
*	Thermo Fisher Scientific, Inc.	187,270	6,682
*	Life Technologies Corp.	76,104	1,986
*	Waters Corp.	44,682	1,842
	Pharmaceutical Product Development, Inc.	47,994	1,264
*	Millipore Corp.	24,572	1,245
*	Illumina, Inc.	54,102	1,191
*	Covance, Inc.	28,038	1,096
	Techne Corp.	16,372	1,015
	PerkinElmer, Inc.	52,777	953
*	Charles River Laboratories, Inc.	30,337	692
*	Bio-Rad Laboratories, Inc. Class A	8,342	619
*	Varian, Inc.	13,097	479
*	Dionex Corp.	8,136	417
*	Sequenom, Inc.	23,036	385
*	Luminex Corp.	17,239	379
*	AMAG Pharmaceuticals, Inc.	7,619	257
*	PAREXEL International Corp.	25,061	209
*	Nektar Therapeutics	41,285	196
*,^	Medivation Inc.	10,921	163
*	Exelixis, Inc.	46,809	145
*	Kendle International Inc.	5,869	120
*	Bruker BioSciences Corp.	25,406	119
*	Albany Molecular Research, Inc.	10,869	103
*	eResearch Technology, Inc.	18,060	102
*	Affymetrix, Inc.	30,805	84
*	Enzo Biochem, Inc.	14,823	76
*	Clinical Data, Inc.	5,181	49
*	Cambrex Corp.	13,127	46
*	Life Sciences Research, Inc.	2,966	29
*	Pharmanet Development Group, Inc.	985	1
			21,944

Pharmaceuticals (47.2%)
	Johnson & Johnson	1,250,041	73,227
	Pfizer Inc.	3,015,294	49,541
	Abbott Laboratories	689,624	36,129
	Merck & Co., Inc.	957,858	25,594
	Wyeth	596,863	21,493
	Bristol-Myers Squibb Co.	886,052	18,341
	Eli Lilly & Co.	458,081	15,644
	Schering-Plough Corp.	727,151	12,224
	Allergan, Inc.	136,554	5,145
*	Forest Laboratories, Inc.	136,411	3,299
*	Barr Pharmaceuticals Inc.	46,037	3,010
*	Mylan Inc.	136,344	1,283
	Perrigo Co.	35,588	1,225
*	Endo Pharmaceuticals Holdings, Inc.	53,725	1,182
*	King Pharmaceuticals, Inc.	109,980	1,057
*	Watson Pharmaceuticals, Inc.	44,480	1,056
*,^	Valeant Pharmaceuticals International	39,744	774
*	Alpharma, Inc. Class A	18,584	671
*	Warner Chilcott Ltd.	44,603	591
*	Sepracor Inc.	48,156	566
*	Auxilium Pharmaceuticals, Inc.	17,486	381
*	ViroPharma Inc.	31,124	352
*	Xenoport Inc.	10,054	316
	Medicis Pharmaceutical Corp.	25,027	306
*	The Medicines Co.	23,031	297
*	Questcor Pharmaceuticals, Inc.	21,567	184
*	Par Pharmaceutical Cos. Inc.	15,180	177
*	Salix Pharmaceuticals, Ltd.	21,274	172
*	Pain Therapeutics, Inc.	15,607	137
*	Noven Pharmaceuticals, Inc.	11,074	127
*	Vivus, Inc.	16,953	101
*	Durect Corp.	21,599	91
*	Cypress Bioscience, Inc.	16,658	89
*	K-V Pharmaceutical Co. Class A	15,039	69
*	Pozen Inc.	9,626	66
*	Cadence Pharmaceuticals, Inc.	9,292	62
*	Akorn, Inc.	23,689	39
*	Sucampo Pharmaceuticals Inc.	3,158	19

*	Caraco Pharmaceutical Laboratories, Ltd.		4,193	18
*	MAP Pharmaceuticals Inc.		3,238	15
*	BioForm Medical, Inc.		3,959	5
				275,075
Total Common Stocks (Cost $794,310)				583,065
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.1%)

[1,2]	Vanguard Market Liquidity Fund (Cost $602)	2.120%	602,000	602
Total Investments (100.2%) (Cost $794,912)				583,667
[2] Other Assets and Liabilities-Net (-0.2%)				(950)
Net Assets (100%)				582,717

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $570,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $602,000 of collateral received for securities on loan.

Health Care Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $794,912,000. Net unrealized depreciation of investment securities for tax purposes was $211,245,000, consisting of unrealized gains of $6,089,000 on securities that had risen in value since their purchase and $217,334,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Industrials Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Auto Components (0.1%)
*	ATC Technology Corp.	3,822	66

Aerospace & Defense (20.1%)
	United Technologies Corp.	166,531	8,082
	The Boeing Co.	127,831	5,449
	Lockheed Martin Corp.	61,240	4,722
	Raytheon Co.	75,782	3,698
	Honeywell International Inc.	128,326	3,575
	General Dynamics Corp.	61,388	3,172
	Northrop Grumman Corp.	58,287	2,387
	Precision Castparts Corp.	25,383	1,592
	L-3 Communications Holdings, Inc.	22,071	1,483
	Rockwell Collins, Inc.	28,975	988
	Goodrich Corp.	22,760	766
*	Alliant Techsystems, Inc.	6,001	493
	Curtiss-Wright Corp.	8,127	271
*	Teledyne Technologies, Inc.	6,123	249
*	Moog Inc.	7,014	226
*	Esterline Technologies Corp.	5,378	199
*	Orbital Sciences Corp.	10,676	184
*	TransDigm Group, Inc.	4,792	170
*	Spirit Aerosystems Holdings Inc.	18,694	169
*	BE Aerospace, Inc.	16,890	138
*	Hexcel Corp.	17,433	131
	American Science & Engineering, Inc.	1,689	128
*	Ceradyne, Inc.	4,558	120
*	Axsys Technologies, Inc.	1,703	119
*	AAR Corp.	7,017	119
	Triumph Group, Inc.	3,020	103
	Cubic Corp.	2,955	78
*	DynCorp International Inc. Class A	4,883	73
*	Aerovironment Inc.	2,171	70
*	Stanley Inc.	1,847	59
	HEICO Corp. Class A	2,392	56
*	Taser International Inc.	10,676	46
*	Argon ST, Inc.	2,318	45
*	Ladish Co., Inc.	2,613	43
	HEICO Corp.	948	30
*	GenCorp, Inc.	9,182	26
*	Applied Energetics, Inc.	4,408	1
			39,260

Air Freight & Logistics (7.4%)
	United Parcel Service, Inc.	124,008	7,143
	FedEx Corp.	53,660	3,791
	C.H. Robinson Worldwide Inc.	31,076	1,587
	Expeditors International of Washington, Inc.	38,833	1,298
*	Hub Group, Inc.	6,756	180
	UTI Worldwide, Inc.	16,275	175
	Forward Air Corp.	5,261	122
	Pacer International, Inc.	6,225	60
*	Atlas Air Worldwide Holdings, Inc.	2,528	39
			14,395
Airlines (1.8%)
	Southwest Airlines Co.	133,342	1,153
*	Delta Air Lines Inc.	55,224	487
*	AMR Corp.	45,453	399
*	Continental Airlines, Inc. Class B	19,940	293
	UAL Corp.	23,012	259
*	JetBlue Airways Corp.	35,645	187
	Skywest, Inc.	10,624	161
*	Alaska Air Group, Inc.	6,542	150
*	US Airways Group Inc.	19,215	115
*	Allegiant Travel Co.	2,230	96
*	Republic Airways Holdings Inc.	5,784	81
*	AirTran Holdings, Inc.	20,565	70
*	Hawaiian Holdings, Inc.	7,785	35
			3,486
Building Products (1.0%)
	Masco Corp.	67,117	643
	Lennox International Inc.	8,751	242
*	Owens Corning Inc.	14,375	229
	Simpson Manufacturing Co.	7,067	184
*	USG Corp.	13,496	128
	Ameron International Corp.	1,562	84
*	Griffon Corp.	8,000	64
	Universal Forest Products, Inc.	3,042	64
	Quanex Building Products Corp.	6,693	62
	Armstrong Worldwide Industries, Inc.	3,589	61
	Gibraltar Industries Inc.	4,299	55
*	NCI Building Systems, Inc.	3,543	54
	AAON, Inc.	2,356	45
	Apogee Enterprises, Inc.	5,191	40
	American Woodmark Corp.	1,785	29
*	China Architectural Engineering Inc.	2,746	8
*	Builders FirstSource, Inc.	3,214	4
			1,996
Commercial Services & Supplies (6.9%)
	Waste Management, Inc.	89,394	2,610
	Pitney Bowes, Inc.	37,773	933

*	Stericycle, Inc.	15,692	899
	Republic Services, Inc. Class A	33,123	795
*	Allied Waste Industries, Inc.	70,817	761
*	Iron Mountain, Inc.	34,753	755
	Cintas Corp.	25,183	605
	Avery Dennison Corp.	17,448	543
	R.R. Donnelley & Sons Co.	38,654	493
*	Covanta Holding Corp.	22,483	449
*	Corrections Corp. of America	22,833	413
*	Waste Connections, Inc.	14,212	401
*	Copart, Inc.	13,638	364
*	Clean Harbors Inc.	3,822	241
*	Tetra Tech, Inc.	10,741	215
*	Geo Group Inc.	9,276	179
	The Brink's Co.	8,185	178
	Herman Miller, Inc.	10,199	150
	Rollins, Inc.	8,280	143
	ABM Industries Inc.	8,240	139
*	United Stationers, Inc.	4,295	137
	Mine Safety Appliances Co.	5,521	135
	Healthcare Services Group, Inc.	7,470	119
*	Sykes Enterprises, Inc.	6,023	112
	Deluxe Corp.	9,407	99
	Knoll, Inc.	9,059	98
	HNI Corp.	7,297	97
	Viad Corp.	3,636	97
*	Team, Inc.	3,230	91
	G & K Services, Inc. Class A	3,699	87
*	Mobile Mini, Inc.	6,478	84
	McGrath RentCorp	4,160	75
	Steelcase Inc.	10,815	70
	Comfort Systems USA, Inc.	7,564	63
*	GeoEye Inc.	3,068	61
*	Cornell Cos., Inc.	2,480	59
	EnergySolutions	12,681	58
	American Ecology Corp.	2,947	52
*	American Reprographics Co.	6,551	51
	Interface, Inc.	9,023	50
	Ennis, Inc.	4,617	47
	Schawk, Inc.	2,976	41
*	M&F Worldwide Corp.	2,494	39
*	Cenveo Inc.	9,181	34
	Courier Corp.	1,874	34
*	Innerworkings, Inc.	5,647	32
*	Fuel-Tech N.V.	3,268	29
	Kimball International, Inc. Class B	4,257	28
*	Consolidated Graphics, Inc.	1,945	28
*	Standard Parking Corp.	1,228	25

*	Waste Services, Inc.	3,229	20
*	EnerNOC Inc.	2,462	18
	Bowne & Co., Inc.	4,827	17
	The Standard Register Co.	1,725	10
*	Metalico, Inc.	3,609	9
*	Acco Brands Corp.	9,843	9
			13,381
Construction & Engineering (3.1%)
	Fluor Corp.	32,285	1,470
*	Jacobs Engineering Group Inc.	22,162	992
*	URS Corp.	15,394	584
*	Foster Wheeler Ltd.	26,231	584
*	Quanta Services, Inc.	31,232	508
	KBR Inc.	30,953	426
*	Aecom Technology Corp.	11,969	317
*	Shaw Group, Inc.	15,064	277
	Granite Construction Co.	5,991	257
*	EMCOR Group, Inc.	12,388	196
*	Perini Corp.	4,630	89
*	Insituform Technologies Inc. Class A	5,113	83
*	Layne Christensen Co.	3,442	78
*	Mastec Inc.	8,445	54
*	Northwest Pipe Co.	1,667	48
*	Pike Electric Corp.	3,618	44
*	Dycom Industries, Inc.	7,197	43
*	Furmanite Corp.	6,183	33
	Great Lakes Dredge & Dock Co.	7,556	20
			6,103
Electrical Equipment (6.3%)
	Emerson Electric Co.	141,047	5,062
*	First Solar, Inc.	7,266	907
	Rockwell Automation, Inc.	25,374	790
	Cooper Industries, Inc. Class A	31,712	766
	Roper Industries Inc.	16,270	745
	Ametek, Inc.	19,426	679
	Hubbell Inc. Class B	8,893	266
*	SunPower Corp. Class A	6,924	240
	Woodward Governor Co.	10,974	233
*	Energy Conversion Devices, Inc.	8,301	232
*	Thomas & Betts Corp.	10,564	201
	Acuity Brands, Inc.	7,395	199
*	SunPower Corp. Class B	7,613	198
	Regal-Beloit Corp.	5,845	197
	Brady Corp. Class A	9,173	189
*	General Cable Corp.	9,586	158
*	GrafTech International Ltd.	21,728	145
	Belden Inc.	7,953	139
	Baldor Electric Co.	7,552	124

	A.O. Smith Corp.	3,651	120
	Franklin Electric, Inc.	3,333	98
*	American Superconductor Corp.	7,324	96
*	II-VI, Inc.	4,605	93
*,^	Evergreen Solar, Inc.	26,943	74
	Encore Wire Corp.	3,414	58
*	EnerSys	6,654	57
*	FuelCell Energy, Inc.	12,041	52
*	Ener1, Inc.	5,781	46
*	AZZ Inc.	1,787	43
*	Powell Industries, Inc.	1,418	34
	Vicor Corp.	3,483	20
*	Polypore International Inc.	4,369	20
*	Power-One, Inc.	11,614	14
*	Plug Power, Inc.	13,771	14
*	Orion Energy Systems Inc.	3,103	12
*	Fushi Copperweld, Inc.	2,256	9
*	Valence Technology Inc.	4,061	8
			12,338
Industrial Conglomerates (22.8%)
	General Electric Co.	1,907,890	32,758
	3M Co.	120,706	8,079
	Tyco International, Ltd.	86,310	1,804
	Textron, Inc.	45,357	691
*	McDermott International, Inc.	41,207	402
	Carlisle Co., Inc.	11,189	237
	Otter Tail Corp.	5,991	113
	Raven Industries, Inc.	3,002	77
	Tredegar Corp.	4,619	73
	Seaboard Corp.	70	63
	Standex International Corp.	2,158	45
			44,342
Machinery (16.2%)
	Caterpillar, Inc.	110,650	4,536
	Deere & Co.	78,511	2,733
	Danaher Corp.	46,409	2,582
	Illinois Tool Works, Inc.	75,526	2,577
	PACCAR, Inc.	62,745	1,749
	Eaton Corp.	28,700	1,330
	ITT Industries, Inc.	31,458	1,317
	Parker Hannifin Corp.	30,540	1,255
	Dover Corp.	34,507	1,029
	Ingersoll-Rand Co.	57,955	909
	Cummins Inc.	35,167	900
	Pall Corp.	21,790	599
	Flowserve Corp.	10,493	528
	Joy Global Inc.	19,655	458
	Donaldson Co., Inc.	12,743	436

	Pentair, Inc.	17,156	427
*	AGCO Corp.	16,708	411
	Harsco Corp.	15,377	387
	SPX Corp.	9,744	364
	Lincoln Electric Holdings, Inc.	7,757	354
	IDEX Corp.	14,971	344
	Wabtec Corp.	8,375	323
	CLARCOR Inc.	8,747	281
	Bucyrus International, Inc.	13,657	267
*	Terex Corp.	18,365	262
	Kennametal, Inc.	13,943	261
*	Gardner Denver Inc.	9,562	237
	Graco, Inc.	11,010	236
*	Navistar International Corp.	10,439	228
	Trinity Industries, Inc.	14,709	219
	The Timken Co.	14,828	215
	The Toro Co.	6,915	197
	The Manitowoc Co., Inc.	23,615	186
	Valmont Industries, Inc.	3,316	183
	Actuant Corp.	10,151	182
	Nordson Corp.	5,517	179
	Mueller Industries Inc.	6,759	157
	Kaydon Corp.	5,030	155
*	ESCO Technologies Inc.	4,737	145
	Crane Co.	8,716	129
	Briggs & Stratton Corp.	9,033	127
	Robbins & Myers, Inc.	5,357	121
	Watts Water Technologies, Inc.	5,347	120
	Barnes Group, Inc.	8,421	113
*	Astec Industries, Inc.	3,293	100
	Oshkosh Truck Corp.	13,639	95
*	The Middleby Corp.	2,944	95
	Mueller Water Products, Inc.	15,714	93
*	RBC Bearings Inc.	4,004	91
	Lindsay Manufacturing Co.	2,062	80
	Gorman-Rupp Co.	2,769	76
	Tennant Co.	3,098	75
	Albany International Corp.	4,747	73
	Badger Meter, Inc.	2,225	70
*	EnPro Industries, Inc.	3,628	68
*	Blount International, Inc.	7,230	65
*	L.B. Foster Co. Class A	1,982	63
	CIRCOR International, Inc.	2,869	63
*	Colfax Corp.	6,400	61
	Federal Signal Corp.	8,617	60
	Titan International, Inc.	5,848	56
*	Force Protection, Inc.	12,251	49
*	Chart Industries, Inc.	5,083	49

	Freightcar America Inc.	2,127	46
*	Columbus McKinnon Corp.	3,447	40
	Cascade Corp.	1,457	39
	NACCO Industries, Inc. Class A	1,016	37
	Dynamic Materials Corp.	2,283	36
*	Energy Recovery Inc.	4,816	34
	Sun Hydraulics Corp.	2,213	34
	Mueller Water Products, Inc. Class A	4,993	31
*	Tecumseh Products Co. Class A	2,406	28
	Wabash National Corp.	5,446	27
*	Titan Machinery, Inc.	2,275	27
	Ampco-Pittsburgh Corp.	1,540	26
*	3D Systems Corp.	3,007	22
	The Greenbrier Cos., Inc.	2,789	21
	Sauer-Danfoss, Inc.	2,165	18
	American Railcar Industries, Inc.	1,911	16
*	TurboChef Technologies, Inc.	3,403	13
*	Tecumseh Products Co. Class B	534	6
*	TriMas Corp.	3,067	5
*	Commercial Vehicle Group Inc.	229	—
*	Accuride Corp.	99	—
			31,636
Marine (0.3%)
*	Kirby Corp.	9,311	237
	Alexander & Baldwin, Inc.	7,499	194
	Genco Shipping and Trading Ltd.	4,922	45
	Eagle Bulk Shipping Inc.	8,519	37
*	American Commercial Lines Inc.	7,241	32
	Horizon Lines Inc.	5,171	20
	Paragon Shipping, Inc.	3,625	16
*	TBS International Ltd.	2,300	11
*	Safe Bulkers, Inc.	1,917	8
			600
Professional Services (2.7%)
	The Dun & Bradstreet Corp.	9,918	793
	Equifax, Inc.	23,585	600
	Robert Half International, Inc.	26,924	562
*	FTI Consulting, Inc.	9,110	500
	Manpower Inc.	14,486	456
	Watson Wyatt & Co. Holdings	7,774	314
*	Monster Worldwide Inc.	20,634	237
*	Huron Consulting Group Inc.	3,584	187
*	Navigant Consulting, Inc.	8,791	166
	The Corporate Executive Board Co.	6,196	143
*	Resources Connection, Inc.	7,880	136
*	MPS Group, Inc.	17,200	114
*	CoStar Group, Inc.	3,383	110
*	Korn/Ferry International	8,469	104

*	Exponent, Inc.	2,710	83
*	The Advisory Board Co.	3,245	81
	Administaff, Inc.	4,215	72
*	CBIZ Inc.	8,417	68
	Heidrick & Struggles International, Inc.	3,243	67
*	TrueBlue, Inc.	7,959	59
*	CRA International Inc.	1,977	57
*	School Specialty, Inc.	3,560	57
	Kelly Services, Inc. Class A	4,480	52
*	Kforce Inc.	6,484	44
	CDI Corp.	2,772	28
*	First Advantage Corp. Class A	2,025	26
*	Spherion Corp.	10,821	24
*	Hill International Inc.	4,378	24
*	LECG Corp.	4,358	23
*	Duff & Phelps Corp.	1,922	22
*	ICF International, Inc.	1,000	20
*	Volt Information Sciences Inc.	2,561	16
*	Hudson Highland Group, Inc.	4,493	14
			5,259
Road & Rail (9.5%)
	Burlington Northern Santa Fe Corp.	62,604	4,796
	Union Pacific Corp.	92,555	4,631
	Norfolk Southern Corp.	68,202	3,374
	CSX Corp.	74,100	2,759
	J.B. Hunt Transport Services, Inc.	14,785	396
	Ryder System, Inc.	10,465	376
*	Kansas City Southern	16,525	362
	Landstar System, Inc.	9,574	308
	Con-way, Inc.	8,285	232
	Heartland Express, Inc.	11,522	178
*	Genesee & Wyoming Inc. Class A	5,750	175
	Knight Transportation, Inc.	10,898	172
	Werner Enterprises, Inc.	8,322	144
*	Old Dominion Freight Line, Inc.	5,098	121
	Arkansas Best Corp.	4,368	116
*	Hertz Global Holdings Inc.	26,455	92
*	Marten Transport, Ltd.	2,968	56
*	Amerco, Inc.	1,261	47
*	YRC Worldwide, Inc.	10,247	41
*	Universal Truckload Services, Inc.	1,144	21
*	Avis Budget Group, Inc.	18,145	14
			18,411
Trading Companies & Distributors (1.7%)
	Fastenal Co.	23,068	888
	W.W. Grainger, Inc.	11,835	835
	MSC Industrial Direct Co., Inc. Class A	8,174	283
	GATX Corp.	8,853	249

		Watsco, Inc.	4,446	175
		Applied Industrial Technology, Inc.	6,960	133
*		WESCO International, Inc.	7,664	113
		Kaman Corp. Class A	4,628	109
*		Beacon Roofing Supply, Inc.	8,095	96
*		RSC Holdings Inc.	10,397	85
*		United Rentals, Inc.	8,512	69
*		Interline Brands, Inc.	5,231	48
		Aircastle Ltd.	8,538	47
*		Rush Enterprises, Inc. Class A	4,696	41
		TAL International Group, Inc.	3,249	37
*		H&E Equipment Services, Inc.	3,904	26
		Houston Wire & Cable Co.	2,930	23
		Textainer Group Holdings Ltd.	2,182	22
		Lawson Products, Inc.	788	18
*		Rush Enterprises, Inc. Class B	1,542	15
				3,312
Transportation Infrastructure (0.0%)
		Macquarie Infrastructure Co. LLC	7,778	36

Total Common Stocks (Cost $330,985)				194,621
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)

[1,2]	Vanguard Market Liquidity Fund (Cost $28)	2.120%	27,600	28
Total Investments (99.9%) (Cost $331,013)				194,649
[2] Other Assets and Liabilities-Net (0.1%)				261
Net Assets (100%)				194,910

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $28,000 of collateral received for securities on loan.

Industrials Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $331,013,000. Net unrealized depreciation of investment securities for tax purposes was $136,364,000, consisting of unrealized gains of $210,000 on securities that had risen in value since their purchase and $136,574,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Information Technology Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Communications Equipment (15.0%)
*	Cisco Systems, Inc.	1,205,683	19,942
	QUALCOMM Inc.	367,871	12,349
	Corning, Inc.	357,164	3,218
	Motorola, Inc.	516,565	2,226
*	Juniper Networks, Inc.	123,721	2,150
	Harris Corp.	31,061	1,083
*	Foundry Networks, Inc.	33,324	516
*	F5 Networks, Inc.	19,382	483
*	Polycom, Inc.	20,928	394
*	Tellabs, Inc.	92,278	385
*	InterDigital, Inc.	11,472	304
*	Brocade Communications Systems, Inc.	92,829	299
*	Comtech Telecommunications Corp.	6,128	291
*	Arris Group Inc.	32,853	236
*	Avocent Corp.	11,959	225
*	ADC Telecommunications, Inc.	31,445	224
*	CommScope, Inc.	19,250	217
	ADTRAN Inc.	15,089	214
*	3Com Corp.	103,994	209
*	EchoStar Corp.	11,623	198
*	Infinera Corp.	20,083	196
*	Tekelec	15,999	196
*	Ciena Corp.	25,404	188
	Plantronics, Inc.	13,887	177
*	Sycamore Networks, Inc.	55,296	170
*	ViaSat, Inc.	7,847	168
*	JDS Uniphase Corp.	61,602	168
*	Emulex Corp.	23,417	167
*	Riverbed Technology, Inc.	15,651	147
*	Harmonic, Inc.	27,977	144
*	NETGEAR, Inc.	10,948	133
	Black Box Corp.	5,325	130
*	Sonus Networks, Inc.	81,367	126
*	EMS Technologies, Inc.	4,995	121
*	Blue Coat Systems, Inc.	12,294	109
*	Starent Networks Corp.	9,730	97
*	DG FastChannel Inc.	5,579	93
*	Neutral Tandem, Inc.	6,271	92
*	Ixia	13,924	86
*	UTStarcom, Inc.	44,403	84
*	Hughes Communications Inc.	4,394	77

*	Extreme Networks, Inc.	36,393	76
*	Finisar Corp.	168,165	74
	Bel Fuse, Inc. Class B	3,679	72
*	Aruba Networks, Inc.	26,465	63
*	MRV Communications Inc.	98,569	60
*	Harris Stratex Networks, Inc. Class A	11,733	59
*	Cogo Group, Inc.	17,142	58
*	Loral Space and Communications Ltd.	6,829	58
*	Acme Packet, Inc.	14,616	57
*	Airvana, Inc.	12,045	57
*	OpNext, Inc.	26,904	56
*	BigBand Networks Inc.	13,481	49
*	Powerwave Technologies, Inc.	101,112	49
*	Orbcomm, Inc.	21,335	40
	Bel Fuse, Inc. Class A	509	9
*	Nextwave Wireless Inc.	3,793	—
			48,869
Computers & Peripherals (22.6%)
	International Business Machines Corp.	279,608	22,816
	Hewlett-Packard Co.	501,014	17,676
*	Apple Inc.	176,933	16,396
*	EMC Corp.	466,995	4,936
*	Dell Inc.	410,630	4,587
*	NetApp, Inc.	75,687	1,022
*	Western Digital Corp.	52,510	641
*	NCR Corp.	38,911	591
*	Teradata Corp.	42,481	571
*	Lexmark International, Inc.	21,323	558
*	Sun Microsystems, Inc.	174,497	553
	Seagate Technology	116,112	489
*	SanDisk Corp.	55,747	446
	Diebold, Inc.	15,901	445
*	QLogic Corp.	32,676	347
*	Synaptics Inc.	8,716	191
*	Intermec, Inc.	13,962	185
*	Electronics for Imaging, Inc.	15,221	149
*	Avid Technology, Inc.	10,877	136
	Imation Corp.	9,864	131
*,^	Data Domain, Inc.	7,881	128
*	Adaptec, Inc.	32,592	92
*	3PAR, Inc.	11,080	91
*	Palm, Inc.	36,545	87
*	Stratasys, Inc.	7,529	84
*	Netezza Corp.	11,175	81
*	Novatel Wireless, Inc.	15,650	60
*	Rackable Systems Inc.	14,441	58
*	Compellent Technologies, Inc.	5,216	56
*	Hutchinson Technology, Inc.	19,826	56

*	Isilon Systems Inc.	16,896	55
*	STEC Inc.	9,234	50
*	Quantum Corp.	261,539	31
			73,795
Electronic Equipment, Instruments & Components (4.5%)
	Tyco Electronics Ltd.	107,909	1,778
*	Agilent Technologies, Inc.	81,603	1,537
	Amphenol Corp.	41,123	955
*	FLIR Systems, Inc.	30,673	951
*	Mettler-Toledo International Inc.	8,115	667
*	Trimble Navigation Ltd.	28,966	590
*	Avnet, Inc.	36,041	513
*	Flextronics International Ltd.	202,831	475
*	Arrow Electronics, Inc.	29,173	403
*	Itron, Inc.	8,478	402
*	Ingram Micro, Inc. Class A	36,637	395
*	Dolby Laboratories Inc.	12,740	380
	National Instruments Corp.	14,555	351
	Jabil Circuit, Inc.	45,572	300
*	Tech Data Corp.	13,817	241
*	Benchmark Electronics, Inc.	17,716	225
*	Anixter International Inc.	7,963	218
	Molex, Inc.	15,670	213
	Molex, Inc. Class A	17,208	207
*	Vishay Intertechnology, Inc.	46,485	203
*	Rofin-Sinar Technologies Inc.	8,157	194
*	Plexus Corp.	11,150	186
*	Cogent Inc.	12,543	169
*	Coherent, Inc.	6,521	162
	Cognex Corp.	11,493	157
*	Rogers Corp.	5,260	148
*	Checkpoint Systems, Inc.	11,686	135
	AVX Corp.	15,332	134
*	ScanSource, Inc.	7,860	134
	MTS Systems Corp.	4,790	125
*	Sanmina-SCI Corp.	194,391	124
*	L-1 Identity Solutions Inc.	21,127	123
	Daktronics, Inc.	12,531	114
	Park Electrochemical Corp.	6,272	111
*	Littelfuse, Inc.	7,357	111
	Methode Electronics, Inc. Class A	12,831	109
*	DTS Inc.	6,271	104
*	Universal Display Corp.	12,712	93
*	FARO Technologies, Inc.	6,157	89
*	Brightpoint, Inc.	21,234	87
*	TTM Technologies, Inc.	16,722	85
*	IPG Photonics Corp.	6,000	81
*	OSI Systems Inc.	5,769	80

*	Insight Enterprises, Inc.	19,063	78
	Electro Rent Corp.	6,989	77
	CTS Corp.	13,862	77
*	Newport Corp.	12,936	75
*	Echelon Corp.	11,644	74
*	SYNNEX Corp.	7,063	74
	Agilysys, Inc.	18,453	70
	Technitrol, Inc.	18,792	66
*	Electro Scientific Industries, Inc.	9,099	62
*	Comverge Inc.	15,148	61
*	Multi-Fineline Electronix, Inc.	5,546	58
*	ICx Technologies, Inc.	6,902	54
*	Kemet Corp.	104,749	44
*	GSI Group, Inc.	37,857	40
*	Smart Modular Technologies Inc.	39,344	35
			14,804
Internet Software & Services (9.2%)
*	Google Inc.	53,457	15,661
*	Yahoo! Inc.	298,065	3,431
*	eBay Inc.	250,118	3,284
*	VeriSign, Inc.	44,993	971
*	Akamai Technologies, Inc.	40,740	500
*	SINA.com	13,147	406
*	Equinix, Inc.	8,352	379
*	IAC/InterActiveCorp	23,283	344
*	Sohu.com Inc.	6,821	331
*	j2 Global Communications, Inc.	11,843	231
*	Digital River, Inc.	9,863	208
*	EarthLink, Inc.	29,689	198
*	Websense, Inc.	12,133	196
*	VistaPrint Ltd.	11,778	193
*	Ariba, Inc.	23,356	188
*	Interwoven Inc.	13,049	170
*	Omniture, Inc.	15,983	159
*	ValueClick, Inc.	24,901	154
	United Online, Inc.	22,690	150
*	S1 Corp.	17,717	133
*	DealerTrack Holdings Inc.	10,370	123
*	Mercadolibre Inc.	9,840	121
*	RealNetworks, Inc.	31,598	120
*	Bankrate, Inc.	4,159	114
*	Vocus, Inc.	6,067	110
*	AsiaInfo Holdings, Inc.	9,896	109
	InfoSpace, Inc.	12,011	94
*	Art Technology Group, Inc.	47,041	90
*	SAVVIS, Inc.	11,245	89
*	ModusLink Global Solutions, Inc.	19,136	85
*	SonicWALL, Inc.	20,890	82

*	The Knot, Inc.	10,778	81
*	Vignette Corp.	9,229	80
	NIC Inc.	17,086	79
*	Move, Inc.	66,199	79
*	GSI Commerce, Inc.	9,486	76
*	LoopNet, Inc.	11,655	75
*	WebMD Health Corp. Class A	3,893	75
*	Internet Brands Inc.	11,864	74
*	ComScore Inc.	7,946	74
	Marchex, Inc.	13,082	73
*	Constant Contact, Inc.	4,821	67
*	Internet Capital Group Inc.	17,795	66
*	Internap Network Services Corp.	23,512	64
*	Switch and Data Inc.	11,400	59
*	Liquidity Services, Inc.	7,970	59
*	Limelight Networks Inc.	21,068	57
*	Perficient, Inc.	17,832	54
*	DivX, Inc.	11,141	54
*	Dice Holdings Inc.	15,790	50
*	Chordiant Software, Inc.	16,924	47
*	TechTarget	8,614	39
*	Terremark Worldwide, Inc.	10,609	39
*	Openwave Systems Inc.	7,410	4
			29,849
IT Services (11.2%)
	Visa Inc.	100,939	5,305
	Automatic Data Processing, Inc.	116,972	4,803
	Accenture Ltd.	135,693	4,204
	MasterCard, Inc. Class A	20,023	2,909
	Western Union Co.	165,417	2,195
	Paychex, Inc.	73,872	2,088
*	Cognizant Technology Solutions Corp.	67,245	1,291
*	Fiserv, Inc.	37,743	1,289
*	Computer Sciences Corp.	35,056	977
*	Affiliated Computer Services, Inc. Class A	21,114	854
*	SAIC, Inc.	42,883	763
	Fidelity National Information Services, Inc.	43,724	751
*	Alliance Data Systems Corp.	15,881	688
	Global Payments Inc.	18,759	678
*	Hewitt Associates, Inc.	20,778	594
	Total System Services, Inc.	40,292	575
	Lender Processing Services, Inc.	22,904	505
	Broadridge Financial Solutions LLC	34,435	393
*	Metavante Technologies	22,240	384
*	NeuStar, Inc. Class A	19,292	369
*	DST Systems, Inc.	9,650	365
*	CACI International, Inc.	7,536	335
*	ManTech International Corp.	5,384	293

*	Perot Systems Corp.	22,732	284
*	Gartner, Inc. Class A	16,800	258
*	Convergys Corp.	34,149	215
*	CyberSource Corp.	19,313	179
*	SRA International, Inc.	11,710	176
*	CSG Systems International, Inc.	9,949	168
	Syntel, Inc.	6,934	167
*	Genpact, Ltd.	20,795	165
	MAXIMUS, Inc.	5,197	163
	Acxiom Corp.	20,681	155
*	Wright Express Corp.	12,198	139
	Heartland Payment Systems, Inc.	7,184	123
*	TeleTech Holdings, Inc.	13,721	121
*	SI International Inc.	3,813	116
*	Euronet Worldwide, Inc.	13,406	114
*	Forrester Research, Inc.	4,987	114
*	Integral Systems, Inc.	4,279	103
*	Sapient Corp.	25,864	102
*	Unisys Corp.	141,971	95
*	VeriFone Holdings, Inc.	23,114	95
	Cass Information Systems, Inc.	2,566	91
*	NCI, Inc.	2,906	84
*	TNS Inc.	9,589	82
*	Ciber, Inc.	18,075	78
*	RightNow Technologies Inc.	9,351	75
*	infoGROUP, Inc.	19,082	75
*	Ness Technologies Inc.	15,438	73
*	Global Cash Access, Inc.	22,293	69
*	iGATE Corp.	11,221	68
*	China Information Security Technology, Inc.	15,462	62
*	ExlService Holdings, Inc.	8,265	59
	Gevity HR, Inc.	25,144	40
*	Lionbridge Technologies, Inc.	2,555	2
*	BearingPoint, Inc.	1,512	—
			36,518
Office Electronics (0.5%)
	Xerox Corp.	200,967	1,405
*	Zebra Technologies Corp. Class A	16,340	345
			1,750
Semiconductors & Semiconductor Equipment (13.7%)
	Intel Corp.	1,123,872	15,509
	Texas Instruments, Inc.	295,708	4,604
	Applied Materials, Inc.	307,199	2,943
*	Broadcom Corp.	99,790	1,528
	Analog Devices, Inc.	66,835	1,143
	Xilinx, Inc.	63,894	1,045
	Altera Corp.	69,485	1,022
	Linear Technology Corp.	51,213	1,022

*	NVIDIA Corp.	123,147	920
*	MEMC Electronic Materials, Inc.	53,244	800
	Microchip Technology, Inc.	42,958	795
	KLA-Tencor Corp.	40,610	764
*	Marvell Technology Group Ltd.	120,902	701
*	LAM Research Corp.	29,784	602
	National Semiconductor Corp.	54,316	597
*	Micron Technology, Inc.	186,390	511
*	LSI Corp.	156,047	418
*	Microsemi Corp.	19,398	378
*	Advanced Micro Devices, Inc.	152,542	360
*	Varian Semiconductor Equipment Associates, Inc.	18,133	334
*,^	Cree, Inc.	19,854	315
*	Novellus Systems, Inc.	24,879	308
*	Atmel Corp.	104,237	292
*	ON Semiconductor Corp.	98,562	288
	Intersil Corp.	31,278	283
*	Rambus Inc.	26,653	275
*	Silicon Laboratories Inc.	11,770	247
*	Skyworks Solutions, Inc.	43,692	235
*	Tessera Technologies, Inc.	12,708	234
*	Atheros Communications, Inc.	15,891	232
*	PMC Sierra Inc.	57,584	231
*	Integrated Device Technology Inc.	44,649	231
*	International Rectifier Corp.	19,263	225
*	FEI Co.	10,021	204
*	Semtech Corp.	17,065	193
*	Cymer, Inc.	8,156	192
*	Teradyne, Inc.	47,417	180
*	FormFactor Inc.	12,857	174
*	MKS Instruments, Inc.	11,717	168
*	Cypress Semiconductor Corp.	44,089	164
*	Cabot Microelectronics Corp.	6,592	163
*	Verigy Ltd.	16,789	155
*	Fairchild Semiconductor International, Inc.	37,407	149
*	Hittite Microwave Corp.	4,937	144
*	Zoran Corp.	16,766	126
*	TriQuint Semiconductor, Inc.	47,772	123
	Micrel, Inc.	16,550	122
*	ATMI, Inc.	10,232	122
*	RF Micro Devices, Inc.	86,092	114
*	Standard Microsystem Corp.	7,272	111
*	Netlogic Microsystems Inc.	5,608	105
*	OmniVision Technologies, Inc.	16,937	102
*	Amkor Technology, Inc.	46,065	101
*	Silicon Storage Technology, Inc.	33,439	101
*	Silicon Image, Inc.	25,723	97
*	Cavium Networks, Inc.	8,848	96

*	Brooks Automation, Inc.	24,734	95
*	Ultratech, Inc.	7,510	94
*	Advanced Energy Industries, Inc.	12,028	94
*	Actel Corp.	9,807	91
*,^	Sigma Designs, Inc.	9,725	91
*	Cirrus Logic, Inc.	21,475	91
	Cohu, Inc.	7,938	89
*	Applied Micro Circuits Corp.	23,986	89
*	Supertex, Inc.	4,198	87
*	Monolithic Power Systems	8,917	85
*	Exar Corp.	12,609	85
*	Veeco Instruments, Inc.	14,012	83
*	Lattice Semiconductor Corp.	48,152	73
*	Diodes Inc.	15,615	73
*	Entegris Inc.	50,797	71
*	DSP Group Inc.	11,640	67
*	Rudolph Technologies, Inc.	19,221	63
*	EMCORE Corp.	32,093	63
*	Mattson Technology, Inc.	33,888	61
*	Advanced Analogic Technologies, Inc.	23,645	59
*	Trident Microsystems, Inc.	35,167	59
*	Rubicon Technology, Inc.	12,652	58
*	Conexant Systems, Inc.	51,162	52
*	Kulicke & Soffa Industries, Inc.	35,716	50
*	ANADIGICS, Inc.	36,465	45
*	Spansion Inc. Class A	113,023	28
*	SiRF Technology Holdings, Inc.	4,673	7
*	Axcelis Technologies, Inc.	7,910	5
*	PDF Solutions, Inc.	1,793	4
*	Photronics, Inc.	1,652	1
			44,511
Software (23.3%)
	Microsoft Corp.	1,748,497	35,355
*	Oracle Corp.	816,778	13,142
*	Adobe Systems, Inc.	120,225	2,784
*	Symantec Corp.	190,697	2,294
	CA, Inc.	94,867	1,598
*	Activision Blizzard, Inc.	135,804	1,589
*	Intuit, Inc.	69,638	1,543
*	Electronic Arts Inc.	73,006	1,391
*	Citrix Systems, Inc.	42,168	1,124
*	BMC Software, Inc.	43,852	1,095
*	McAfee Inc.	35,001	1,062
*	Autodesk, Inc.	52,255	867
*	salesforce.com, inc.	24,385	698
*	ANSYS, Inc.	20,094	580
*	Synopsys, Inc.	33,975	545
*	Sybase, Inc.	19,297	475

	FactSet Research Systems Inc.	11,096	444
*	Red Hat, Inc.	46,372	429
*	Nuance Communications, Inc.	43,506	399
*	Compuware Corp.	62,475	397
*	Novell, Inc.	87,098	396
	Jack Henry & Associates Inc.	19,153	353
*	MICROS Systems, Inc.	20,294	338
*	Parametric Technology Corp.	28,841	333
*	Solera Holdings, Inc.	16,693	327
*	Informatica Corp.	22,282	309
*	Macrovision Solutions Corp.	26,194	308
*	Concur Technologies, Inc.	10,721	294
*	Cadence Design Systems, Inc.	67,938	262
	Take-Two Interactive Software, Inc.	20,085	244
*	Quest Software, Inc.	17,802	238
*	TIBCO Software Inc.	48,477	235
*	Progress Software Corp.	10,779	229
*	VMware Inc.	11,522	223
*	Blackboard Inc.	8,077	199
	Fair Isaac, Inc.	13,468	190
*	Mentor Graphics Corp.	25,248	171
*	Wind River Systems Inc.	19,655	164
*	ACI Worldwide, Inc.	9,832	154
*	Lawson Software, Inc.	39,300	154
	Blackbaud, Inc.	12,308	154
	Quality Systems, Inc.	5,009	151
*	EPIQ Systems, Inc.	8,740	142
*	TiVo Inc.	28,251	142
*	Tyler Technologies, Inc.	10,675	135
*	SPSS, Inc.	5,363	131
*	Commvault Systems, Inc.	12,768	131
*	Advent Software, Inc.	5,786	129
*	JDA Software Group, Inc.	9,201	121
*	The Ultimate Software Group, Inc.	7,881	121
*	Net 1 UEPS Technologies, Inc.	11,768	120
*	Manhattan Associates, Inc.	7,495	115
*	THQ Inc.	23,265	110
*	MSC Software Corp.	14,269	107
*	MicroStrategy Inc.	2,938	105
*	VASCO Data Security International, Inc.	9,913	103
*	Epicor Software Corp.	21,880	90
*	Telecommunication Systems, Inc.	10,803	85
*	SuccessFactors Inc.	12,905	80
*	NetScout Systems, Inc.	9,680	77
	Pegasystems Inc.	6,046	72
*	Radiant Systems, Inc.	14,581	71
*	Taleo Corp. Class A	10,652	69

*	NetSuite Inc.		7,921	69
*	Synchronoss Technologies, Inc.		9,555	67
*	Monotype Imaging Holdings Inc.		11,958	65
*	Kenexa Corp.		10,568	64
*	Symyx Technologies, Inc.		15,505	62
*	FalconStor Software, Inc.		20,427	59
*	ArcSight, Inc.		10,198	56
*	Magma Design Automation, Inc.		29,348	52
*	Deltek, Inc.		10,380	50
	Renaissance Learning, Inc.		4,837	46
				76,083
Total Common Stocks (Cost $544,289)				326,179
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.1%)

[1,2]	Vanguard Market Liquidity Fund (Cost $225)	2.120%	224,500	225
Total Investments (100.1%) (Cost $544,514)				326,404
[2] Other Assets and Liabilities-Net (-0.1%)				(304)
Net Assets (100%)				326,100

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $208,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $225,000 of collateral received for securities on loan.

Information Technology Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $544,514,000. Net unrealized depreciation of investment securities for tax purposes was $218,110,000, consisting of unrealized gains of $185,000 on securities that had risen in value since their purchase and $218,295,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Materials Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (60.3%)
	Monsanto Co.	383,396	30,365
	E.I. du Pont de Nemours & Co.	628,783	15,757
	Praxair, Inc.	219,565	12,965
	Dow Chemical Co.	644,739	11,960
	Air Products & Chemicals, Inc.	147,665	7,053
	Ecolab, Inc.	166,133	6,378
	Rohm & Haas Co.	87,789	6,006
	PPG Industries, Inc.	114,521	5,030
	Sigma-Aldrich Corp.	88,055	3,796
	The Mosaic Co.	108,783	3,302
	FMC Corp.	49,436	2,160
	CF Industries Holdings, Inc.	37,331	1,965
	Airgas, Inc.	51,571	1,844
	Eastman Chemical Co.	53,169	1,749
	Lubrizol Corp.	47,087	1,654
	International Flavors & Fragrances, Inc.	49,131	1,500
	Valspar Corp.	65,770	1,290
	Celanese Corp. Series A	104,400	1,206
	Nalco Holding Co.	97,958	1,118
	RPM International, Inc.	89,680	1,075
	Albemarle Corp.	50,823	1,033
	Scotts Miracle-Gro Co.	31,434	1,017
	Terra Industries, Inc.	63,743	938
	Cabot Corp.	44,609	923
	Olin Corp.	52,364	858
	Huntsman Corp.	114,148	816
	Sensient Technologies Corp.	31,940	768
	Cytec Industries, Inc.	31,333	690
	Minerals Technologies, Inc.	13,074	614
	H.B. Fuller Co.	33,709	598
	Arch Chemicals, Inc.	17,211	497
	Ashland, Inc.	48,617	464
*	Solutia Inc.	65,547	446
*	Intrepid Potash, Inc.	22,871	439
*	OM Group, Inc.	21,206	418
*	Calgon Carbon Corp.	25,835	330
	Balchem Corp.	12,601	328
	NewMarket Corp.	9,213	308
	Chemtura Corp.	168,457	281
*	Rockwood Holdings, Inc.	30,848	276
	Koppers Holdings, Inc.	12,020	257

*	W.R. Grace & Co.	50,076	257
	Westlake Chemical Corp.	13,609	230
	A. Schulman Inc.	16,451	223
	Ferro Corp.	30,320	195
*	PolyOne Corp.	61,592	174
	Innophos Holdings Inc.	10,084	166
*	Zoltek Cos., Inc.	19,168	154
	Zep, Inc.	8,475	154
	Stepan Co.	3,142	145
	American Vanguard Corp.	14,012	137
	Spartech Corp.	20,387	118
	Innospec, Inc.	16,307	94
	NL Industries, Inc.	6,739	77
	Georgia Gulf Corp.	22,783	48
*	Flotek Industries, Inc.	15,552	47
			132,691
Construction Materials (3.9%)
	Vulcan Materials Co.	76,733	4,602
	Martin Marietta Materials, Inc.	28,854	2,529
	Eagle Materials, Inc.	30,168	634
	Texas Industries, Inc.	16,277	502
*	Headwaters Inc.	29,264	166
			8,433
Containers & Packaging (8.9%)
*	Owens-Illinois, Inc.	117,049	2,367
	Ball Corp.	64,370	2,346
*	Pactiv Corp.	91,862	2,296
	Bemis Co., Inc.	69,700	1,883
*	Crown Holdings, Inc.	111,837	1,795
	Sealed Air Corp.	109,810	1,738
	Sonoco Products Co.	69,161	1,736
	AptarGroup Inc.	47,132	1,576
	Packaging Corp. of America	72,056	1,076
	Rock-Tenn Co.	25,112	848
	Silgan Holdings, Inc.	18,385	832
	Greif Inc. Class A	16,595	550
	Temple-Inland Inc.	73,842	233
*	Graphic Packaging Holding Co.	83,367	138
	Myers Industries, Inc.	19,602	119
*	Smurfit-Stone Container Corp.	178,084	101
			19,634
Metals & Mining (21.1%)
	Newmont Mining Corp. (Holding Co.)	306,157	10,302
	Nucor Corp.	220,729	7,876
	Freeport-McMoRan Copper & Gold, Inc. Class B	267,746	6,423
	Alcoa Inc.	567,566	6,107
	United States Steel Corp.	82,434	2,506
	Cliffs Natural Resources Inc.	74,104	1,760

Allegheny Technologies Inc.	62,733	1,440
Compass Minerals International, Inc.	22,535	1,262
Steel Dynamics, Inc.	118,436	978
Commercial Metals Co.	79,673	954
Reliance Steel & Aluminum Co.	45,718	943
Royal Gold, Inc.	21,190	848
Titanium Metals Corp.	81,862	692
	Worthington Industries, Inc.	46,460	617
	AK Steel Holding Corp.	77,947	614
	Carpenter Technology Corp.	29,342	489
	Schnitzer Steel Industries, Inc. Class A	15,225	411
	AMCOL International Corp.	15,885	320
*	Hecla Mining Co.	110,201	256
*	Coeur d'Alene Mines Corp.	345,268	235
	Kaiser Aluminum Corp.	10,746	227
*	Century Aluminum Co.	27,185	221
*	RTI International Metals, Inc.	16,061	193
*	Brush Engineered Materials Inc.	14,092	163
*	Haynes International, Inc.	8,213	150
	Olympic Steel, Inc.	6,360	111
	A.M. Castle & Co.	11,788	107
*	Stillwater Mining Co.	32,298	101
*	Horsehead Holding Corp.	20,969	65
*	General Moly, Inc.	38,383	44
*	Apex Silver Mines Ltd.	38,277	31
			46,446
Paper & Forest Products (5.7%)
	Weyerhaeuser Co.	147,532	5,550
	International Paper Co.	284,000	3,536
	MeadWestvaco Corp.	118,639	1,383
*	Domtar Corp.	360,214	504
	Deltic Timber Corp.	7,282	349
	Wausau Paper Corp.	32,219	332
	Glatfelter	31,549	300
	Schweitzer-Mauduit International, Inc.	10,342	191
	Louisiana-Pacific Corp.	71,737	166
*	Buckeye Technology, Inc.	27,150	123
	Neenah Paper Inc.	10,157	83
*	AbitibiBowater, Inc.	36,501	25
			12,542
Total Investments (99.9%) (Cost $414,140)			219,746
Other Assets and Liabilities-Net (0.1%)			222
Net Assets (100%)			219,968

*			Non-income-producing security.

Materials Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2008, the cost of investment securities for tax purposes was $414,140,000. Net unrealized depreciation of investment securities for tax purposes was $194,394,000, consisting of unrealized gains of $1,463,000 on securities that had risen in value since their purchase and $195,857,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Telecommunications Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (98.5%)
Diversified Telecommunication Services (69.0%)
	Alternative Carriers (8.3%)
*,^	Level 3 Communications, Inc.	1,997,848	1,878
*	tw telecom Inc.	237,523	1,812
*	Cogent Communications Group, Inc.	293,960	1,617
*	Global Crossing Ltd.	189,009	1,450
*	PAETEC Holding Corp.	970,039	1,406
*	Premiere Global Services, Inc.	210,269	1,283
*,^	Vonage Holdings Corp.	1,155,169	1,213
*	Globalstar, Inc.	471,292	99

	Integrated Telecommunication Services (60.7%)
	Verizon Communications Inc.	746,135	24,361
	AT&T Inc.	841,703	24,039
	Qwest Communications International Inc.	1,068,211	3,418
	Embarq Corp.	97,064	3,168
	Windstream Corp.	316,315	2,803
	Frontier Communications Corp.	275,527	2,403
	CenturyTel, Inc.	86,739	2,304
	FairPoint Communications, Inc.	607,853	2,127
*	General Communication, Inc.	200,843	1,573
*	Cbeyond Inc.	101,692	1,547
	Consolidated Communications Holdings, Inc.	149,193	1,519
	Shenandoah Telecommunications Co.	59,341	1,475
	Iowa Telecommunications Services Inc.	91,310	1,396
	Alaska Communications Systems Holdings, Inc.	143,623	1,393
	Atlantic Tele-Network, Inc.	60,443	1,387
	NTELOS Holdings Corp.	60,795	1,350
*	Cincinnati Bell Inc.	761,852	1,318
	SureWest Communications	101,613	1,241
*	IDT Corp. Class B	248,242	107
*	IDT Corp.	3,644	1
			89,688
Wireless Telecommunication Services (29.5%)
*	American Tower Corp. Class A	199,186	5,426
	Sprint Nextel Corp.	1,693,111	4,724
*	Crown Castle International Corp.	207,542	2,920
*	NII Holdings Inc.	140,860	2,738
*	MetroPCS Communications Inc.	178,883	2,619
*	SBA Communications Corp.	137,352	2,169
*,^	Clearwire Corp.	284,550	1,884
*	Leap Wireless International, Inc.	90,068	1,801
*	U.S. Cellular Corp.	44,577	1,758

*		iPCS, Inc.	228,480	1,702
*		Syniverse Holdings Inc.	162,026	1,583
*		TerreStar Corp.	3,450,171	1,483
*		ICO Global Communications (Holdings) Ltd.	825,359	1,403
*		Centennial Communications Corp. Class A	178,536	1,380
		Telephone & Data Systems, Inc.	41,944	1,361
		USA Mobility, Inc.	121,913	1,329
		Telephone & Data Systems, Inc. - Special Common Shares	40,873	1,236
*		Fibertower Corp.	1,430,369	787
				38,303
Total Common Stocks (Cost $189,878)				127,991
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.6%)
[1,2]	Vanguard Market Liquidity Fund (Cost $2,007)	2.120%	2,007,100	2,007

Total Investments (100.1%) (Cost $191,885)				129,998
[2] Other Assets and Liabilities-Net (-0.1%)				(95)
Net Assets (100%)				129,903

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,487,000.
1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2		Includes $2,007,000 of collateral received for securities on loan.

Telecommunications Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2008, the cost of investment securities for tax purposes was $191,885,000. Net unrealized depreciation of investment securities for tax purposes was $61,887,000, consisting of unrealized gains of $241,000 on securities that had risen in value since their purchase and $62,128,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Utilities Index Fund

Schedule of Investments

As of November 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.1%)
Electric Utilities (51.8%)
	Exelon Corp.	599,812	33,716
	Southern Co.	702,924	25,530
	Duke Energy Corp.	1,154,210	17,960
	FPL Group, Inc.	354,108	17,266
	FirstEnergy Corp.	278,160	16,295
	Entergy Corp.	174,811	14,876
	PPL Corp.	341,778	11,583
	American Electric Power Co., Inc.	367,059	11,485
	Edison International	282,435	9,433
	Progress Energy, Inc.	227,108	9,014
	Allegheny Energy, Inc.	153,947	5,427
	Pepco Holdings, Inc.	194,336	3,496
	Northeast Utilities	141,947	3,307
	Pinnacle West Capital Corp.	91,919	2,794
	DPL Inc.	103,667	2,158
	Hawaiian Electric Industries Inc.	77,248	2,107
	Great Plains Energy, Inc.	108,618	2,041
	NV Energy Inc.	213,604	2,025
	Westar Energy, Inc.	98,691	1,997
	ITC Holdings Corp.	45,141	1,896
	Cleco Corp.	55,152	1,300
	IDACORP, Inc.	41,445	1,260
	Portland General Electric Co.	57,293	1,049
	UniSource Energy Corp.	32,387	909
	ALLETE, Inc.	24,017	822
*	El Paso Electric Co.	41,018	739
	MGE Energy, Inc.	20,231	716
	UIL Holdings Corp.	21,945	654
	Empire District Electric Co.	30,918	542
			202,397
Gas Utilities (8.6%)
	Questar Corp.	158,211	5,093
	Equitable Resources, Inc.	113,434	3,785
	ONEOK, Inc.	90,529	2,656
	UGI Corp. Holding Co.	98,228	2,295
	Piedmont Natural Gas, Inc.	66,955	2,250
	National Fuel Gas Co.	66,992	2,179
	AGL Resources Inc.	70,119	2,111
	Atmos Energy Corp.	82,629	2,060
	Energen Corp.	62,152	1,914
	Nicor Inc.	41,198	1,680

	WGL Holdings Inc.	45,545	1,644
	New Jersey Resources Corp.	38,413	1,543
	Northwest Natural Gas Co.	24,201	1,209
	South Jersey Industries, Inc.	27,238	1,062
	Southwest Gas Corp.	39,648	1,027
	The Laclede Group, Inc.	18,992	1,000
			33,508
Independent Power Producers & Energy Traders (5.1%)
*	NRG Energy, Inc.	204,567	4,846
*	AES Corp.	613,879	4,721
	Constellation Energy Group, Inc.	162,727	3,982
*	Mirant Corp.	169,426	2,917
*	Reliant Energy, Inc.	317,018	1,820
*	Dynegy, Inc.	460,041	1,026
	Ormat Technologies Inc.	18,623	561
*	Synthesis Energy Systems, Inc.	26,719	26
			19,899
Multi-Utilities (33.2%)
	Dominion Resources, Inc.	529,190	19,485
	Public Service Enterprise Group, Inc.	463,985	14,337
	PG&E Corp.	332,203	12,637
	Consolidated Edison Inc.	249,285	10,068
	Sempra Energy	213,577	9,968
	Xcel Energy, Inc.	393,288	7,398
	Ameren Corp.	191,922	6,828
	DTE Energy Co.	148,823	5,535
	Wisconsin Energy Corp.	106,688	4,637
	CenterPoint Energy Inc.	296,318	3,831
	SCANA Corp.	101,545	3,529
	NSTAR	97,462	3,460
	MDU Resources Group, Inc.	158,824	3,229
	Alliant Energy Corp.	100,784	3,212
	Integrys Energy Group, Inc.	69,735	3,081
	NiSource, Inc.	250,232	3,015
	Puget Energy, Inc.	118,330	2,897
	TECO Energy, Inc.	194,123	2,523
	OGE Energy Corp.	84,266	2,232
	CMS Energy Corp.	205,772	2,091
	Vectren Corp.	70,197	1,977
	Black Hills Corp.	35,187	908
	Avista Corp.	48,599	859
	PNM Resources Inc.	77,155	806
	NorthWestern Corp.	34,848	720
	CH Energy Group, Inc.	14,419	631
			129,894

Water Utilities (1.4%)
Aqua America, Inc.	123,059	2,669
American Water Works Co., Inc.	58,385	1,184
California Water Service Group	18,032	766
American States Water Co.	15,799	554
SJW Corp.	12,613	353
		5,526

Total Investments (100.1%) (Cost $503,726)	391,224
Other Assets and Liabilities-Net (-0.1%)	(214)
Net Assets (100%)	391,010

*	Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2008, the cost of investment securities for tax purposes was $503,726,000. Net unrealized depreciation of investment securities for tax purposes was $112,502,000, consisting of unrealized gains of $1,583,000 on securities that had risen in value since their purchase and $114,085,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD WORLD FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.